                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-5188
                                  ---------------------------------------------

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   DECEMBER 31, 2003
                        --------------------------------------------------------
Date of reporting period:  DECEMBER 31, 2003
                         -------------------------------------------------------

ITEM 1.   REPORTS TO STOCKHOLDERS.

[front cover]

DECEMBER 31, 2003

American Century Variable Portfolios
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

VP International

[american century logo and text logo (reg.sm)]

VP INTERNATIONAL

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP International - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2003
                                      -------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                       SINCE        INCEPTION
                          1 YEAR       5 YEARS       INCEPTION         DATE
--------------------------------------------------------------------------------
CLASS I                   24.51%       -0.85%          5.29%          5/1/94
--------------------------------------------------------------------------------
MSCI EAFE INDEX           38.59%       -0.05%          3.81%            --
--------------------------------------------------------------------------------
Class II                  24.36%         --           -3.87%         8/15/01
--------------------------------------------------------------------------------
Class III                 24.51%         --            0.62%          5/2/02
--------------------------------------------------------------------------------

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 1, 1994

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31

-------------------------------------------------------------------------------------------
          1994*   1995    1996    1997    1998    1999     2000     2001     2002    2003
-------------------------------------------------------------------------------------------
Class I  -5.00%  12.21%  14.41%  18.63%  18.76%  64.04%  -16.83%  -29.17%  -20.37%  24.51%
-------------------------------------------------------------------------------------------
MSCI
EAFE
Index    -0.10%  11.21%   6.05%   1.78%  20.00%  26.96%  -14.17%  -21.44%  -15.94%  38.59%
-------------------------------------------------------------------------------------------

* From 5/1/94, the Class I inception date. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Class I shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

VP International - Portfolio Commentary

[photo of Keith Creveling, Mark Kopinski, and Henrik Strabo]

A PORTFOLIO COMMENTARY FROM KEITH CREVELING, MARK KOPINSKI, AND HENRIK STRABO,
PORTFOLIO MANAGERS ON THE VP INTERNATIONAL INVESTMENT TEAM.

VP International advanced 24.51%* during the year ending December 31, 2003, while its benchmark, the Morgan Stanley Capital International (MSCI) EAFE Index,
returned 38.59%.

The portfolio's gains came during a period marked by the anticipation and onset of war in Iraq, concern about the spread of a potentially fatal virus and Korean nuclear tensions, all of which restrained many of the world's markets during the early part of the period. But with the end of major combat in Iraq, the outbreak of SARS under control, and encouraging economic data from numerous nations, markets in the U.S. and abroad rebounded beginning in April. However, the U.S.
dollar continued to weaken against other currencies during the period.

Against this backdrop, VP International's complement of financial holdings posted the period's largest contribution to the portfolio. The financial sector,
VP International's biggest stake at period's end, advanced mostly on the strength of banks, which represented the portfolio's heaviest average industry weighting. France's Societe Generale, a top-10 holding at the end of the period, topped the list of banks contributing to VP International.

The financial sector, however, also detracted most from our performance against the EAFE Index. The disappointments came on several fronts, but during the second half of the period, the portfolio's lack of Japanese banks proved especially damaging. Japan has some of the world's largest banks by assets, but many of them carry billions of dollars in bad debt. We had an underweight position in many of those companies, and our portfolio's lighter position detracted from VP International's relative performance when their share

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                       12/31/03               6/30/03
--------------------------------------------------------------------------------
Common Stocks                            98.2%                 99.1%
--------------------------------------------------------------------------------
Preferred Stocks                          0.7%                    --
--------------------------------------------------------------------------------
TOTAL EQUITY EXPOSURE                    98.9%                 99.1%
--------------------------------------------------------------------------------
Temporary
Cash Investments                          1.1%                  0.9%
--------------------------------------------------------------------------------

TOP TEN HOLDINGS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                      % OF FUND              % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       12/31/03               6/30/03
--------------------------------------------------------------------------------
BP plc                                   2.3%                  1.3%
--------------------------------------------------------------------------------
Credit Suisse Group                      2.2%                  1.7%
--------------------------------------------------------------------------------
Vodafone Group plc                       2.0%                  1.5%
--------------------------------------------------------------------------------
Total SA Cl B                            2.0%                  0.7%
--------------------------------------------------------------------------------
Siemens AG                               2.0%                   --
--------------------------------------------------------------------------------
Societe Generale Cl A                    2.0%                  1.9%
--------------------------------------------------------------------------------
Credit Agricole SA                       1.9%                   --
--------------------------------------------------------------------------------
Mitsubishi Corporation                   1.8%                   --
--------------------------------------------------------------------------------
GlaxoSmithKline plc                      1.8%                  1.4%
--------------------------------------------------------------------------------
Roche Holding AG                         1.7%                  2.3%
--------------------------------------------------------------------------------

*All fund returns referenced in this
 commentary are for Class I shares.                                 (continued)

------
3

VP International - Portfolio Commentary

prices advanced during the last six months of the period.

To a lesser degree, the portfolio's health care companies also detracted from relative performance, although the sector contributed to VP International's gains during the year. Pharmaceutical companies, which made up, on average, one of the portfolio's largest industry stakes, accounted for most of the underperformance. We have reduced our stake in health care, but the sector registered the second-worst performance against the index during the period.

The performance in several other sectors was more encouraging.
Telecommunications, for example, registered the period's second-best absolute performance. The gains came as improving business conditions lifted companies that provide mobile-phone service. France Telecom and Vodafone Group were the top contributors among the portfolio's telecommunications holdings.

On another front, Nissan Motor Co. made one of the largest contributions to the portfolio during the period as the consumer cyclical sector lifted VP
International. The commercial services sector also boosted the portfolio, led by
Yahoo Japan in the information services industry. Yahoo Japan made the largest contribution to VP International during the year as business surged on its online auction site.

Only the industrials sector detracted from the portfolio's absolute returns, with the industrial parts industry responsible for the decline.

On a brighter note, VP International's technology stake advanced, led by holdings in the electronic equipment and semiconductor industries. Companies that make computer chips and integrated circuits benefited from increasing demand for chips used in digital consumer products. Taiwan Semiconductor
Manufacturing Co. topped VP International's list of contributors in the semiconductor industry, while Germany's Siemens made the largest contribution among electronic equipment holdings.

In conclusion, we remain committed to our long-standing process of identifying companies demonstrating fundamental strength and sustainable improvement in their businesses.

TOP FIVE SECTORS
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                      % OF FUND              % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       12/31/03               6/30/03
--------------------------------------------------------------------------------
Financial                                26.7%                 25.5%
--------------------------------------------------------------------------------
Consumer (Cyclical)                      11.8%                  8.4%
--------------------------------------------------------------------------------
Telecommunications                       10.4%                 11.3%
--------------------------------------------------------------------------------
Technology                               10.0%                 10.5%
--------------------------------------------------------------------------------
Health Care                               7.8%                 13.2%
--------------------------------------------------------------------------------

INVESTMENTS BY COUNTRY
--------------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       12/31/03               6/30/03
--------------------------------------------------------------------------------
United Kingdom                           20.0%                 18.7%
--------------------------------------------------------------------------------
Japan                                    18.4%                 14.3%
--------------------------------------------------------------------------------
France                                   14.4%                 14.1%
--------------------------------------------------------------------------------
Germany                                  10.5%                  8.4%
--------------------------------------------------------------------------------
Switzerland                               9.8%                  9.3%
--------------------------------------------------------------------------------
Sweden                                    3.1%                  2.1%
--------------------------------------------------------------------------------
People's Republic
of China                                  2.6%                  2.0%
--------------------------------------------------------------------------------
Ireland                                   2.6%                  1.2%
--------------------------------------------------------------------------------
Netherlands                               2.6%                  2.6%
--------------------------------------------------------------------------------
Other(1)                                 16.0%                 27.3%
--------------------------------------------------------------------------------

(1) Includes temporary cash investments.

-----
4

VP International - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS -- 98.2%

AUSTRALIA -- 2.0%
--------------------------------------------------------------------------------
     691,459   BHP Billiton Limited                                $  6,341,472
--------------------------------------------------------------------------------
     277,790   Commonwealth Bank
               of Australia                                           6,154,912
--------------------------------------------------------------------------------
                                                                     12,496,384
--------------------------------------------------------------------------------

AUSTRIA -- 1.0%
--------------------------------------------------------------------------------
      51,417   Erste Bank der Oesterreichischen
               Sparkassen AG                                          6,334,938
--------------------------------------------------------------------------------

BRAZIL -- 0.1%
--------------------------------------------------------------------------------
      51,500   Tele Norte Leste
               Participacoes SA ADR                                     794,645
--------------------------------------------------------------------------------

DENMARK -- 0.4%
--------------------------------------------------------------------------------
         354   AP Moller - Maersk AS                                  2,546,526
--------------------------------------------------------------------------------

FINLAND -- 0.8%
--------------------------------------------------------------------------------
     295,930   Nokia Oyj ADR                                          5,030,810
--------------------------------------------------------------------------------

FRANCE -- 14.4%
--------------------------------------------------------------------------------
     169,498   Accor SA                                               7,652,469
--------------------------------------------------------------------------------
     349,155   Axa                                                    7,451,482
--------------------------------------------------------------------------------
     523,221   Credit Agricole SA(1)                                 12,455,992
--------------------------------------------------------------------------------
     303,872   France Telecom SA(1)                                   8,659,506
--------------------------------------------------------------------------------
      42,170   Groupe Danone                                          6,862,469
--------------------------------------------------------------------------------
     102,689   LVMH Moet Hennessy
               Louis Vuitton SA                                       7,451,476
--------------------------------------------------------------------------------
      83,540   Publicis Groupe                                        2,700,040
--------------------------------------------------------------------------------
      64,430   Renault SA(1)                                          4,432,186
--------------------------------------------------------------------------------
     143,640   Societe Generale Cl A                                 12,644,917
--------------------------------------------------------------------------------
      70,190   Total SA Cl B                                         13,011,137
--------------------------------------------------------------------------------
      26,880   Vinci SA                                               2,219,251
--------------------------------------------------------------------------------
     132,370   Vivendi Universal SA(1)                                3,207,848
--------------------------------------------------------------------------------
     451,227   Wanadoo(1)                                             3,688,509
--------------------------------------------------------------------------------
                                                                     92,437,282
--------------------------------------------------------------------------------

GERMANY -- 9.8%
--------------------------------------------------------------------------------
      38,990   BASF AG                                                2,185,928
--------------------------------------------------------------------------------
     175,400   Commerzbank AG                                         3,430,066
--------------------------------------------------------------------------------
      79,080   Deutsche Boerse AG                                     4,311,201
--------------------------------------------------------------------------------
     460,951   Deutsche Telekom(1)                                    8,411,331
--------------------------------------------------------------------------------
      64,432   E.On AG                                                4,192,476
--------------------------------------------------------------------------------
      57,710   Linde AG                                               3,098,999
--------------------------------------------------------------------------------
     147,478   Metro AG                                               6,482,118
--------------------------------------------------------------------------------
      20,110   Puma AG Rudolf Dassler Sport                           3,540,647
--------------------------------------------------------------------------------
      51,460   SAP AG                                                 8,616,948
--------------------------------------------------------------------------------
     159,630   Siemens AG                                            12,747,669
--------------------------------------------------------------------------------
     445,681   T-Online International AG(1)                           5,773,031
--------------------------------------------------------------------------------
                                                                     62,790,414
--------------------------------------------------------------------------------

GREECE -- 0.6%
--------------------------------------------------------------------------------
      71,050   Alpha Bank A.E.                                        2,142,672
--------------------------------------------------------------------------------
      81,270   Public Power Corporation                               2,003,221
--------------------------------------------------------------------------------
                                                                      4,145,893
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

HONG KONG -- 0.9%
--------------------------------------------------------------------------------
     384,000   Cheung Kong (Holdings) Ltd.                         $  3,054,293
--------------------------------------------------------------------------------
     308,000   Sun Hung Kai Properties Ltd.                           2,548,979
--------------------------------------------------------------------------------
                                                                      5,603,272
--------------------------------------------------------------------------------

HUNGARY -- 0.5%
--------------------------------------------------------------------------------
      10,730   Gedeon Richter Rt.                                     1,258,329
--------------------------------------------------------------------------------
     136,590   OTP Bank Rt.(1)                                        1,745,007
--------------------------------------------------------------------------------
                                                                      3,003,336
--------------------------------------------------------------------------------

INDIA -- 0.6%
--------------------------------------------------------------------------------
      73,200   Dr. Reddy's Laboratories Ltd.                          2,297,434
--------------------------------------------------------------------------------
     128,000   Reliance Industries Ltd.                               1,611,956
--------------------------------------------------------------------------------
                                                                      3,909,390
--------------------------------------------------------------------------------

IRELAND -- 2.6%
--------------------------------------------------------------------------------
     309,370   Anglo Irish Bank Corporation                           4,867,187
--------------------------------------------------------------------------------
     264,812   CRH plc                                                5,411,698
--------------------------------------------------------------------------------
      25,060   Depfa Bank plc                                         3,154,697
--------------------------------------------------------------------------------
      60,916   Ryanair Holdings plc ADR(1)                            3,084,786
--------------------------------------------------------------------------------
                                                                     16,518,368
--------------------------------------------------------------------------------

ISRAEL -- 1.1%
--------------------------------------------------------------------------------
     127,248   Teva Pharmaceutical
               Industries Ltd. ADR                                    7,216,234
--------------------------------------------------------------------------------

ITALY -- 1.5%
--------------------------------------------------------------------------------
   1,270,610   Banca Intesa SpA                                       4,953,549
--------------------------------------------------------------------------------
     263,230   Banco Popolare di Verona
               e Novara Scrl                                          4,442,531
--------------------------------------------------------------------------------
                                                                      9,396,080
--------------------------------------------------------------------------------

JAPAN -- 18.4%
--------------------------------------------------------------------------------
     581,000   Bank of Yokohama Ltd./The                              2,694,524
--------------------------------------------------------------------------------
      56,000   Canon, Inc.                                            2,602,347
--------------------------------------------------------------------------------
     247,996   Chugai Pharmaceutical Co. Ltd.                         3,558,967
--------------------------------------------------------------------------------
     231,400   Denso Corporation                                      4,546,973
--------------------------------------------------------------------------------
         389   Dentsu Inc.                                            1,956,230
--------------------------------------------------------------------------------
     134,200   Fanuc Ltd.                                             8,023,505
--------------------------------------------------------------------------------
      40,200   Fast Retailing Company Limited                         2,437,158
--------------------------------------------------------------------------------
      70,100   Hoya Corp.                                             6,423,766
--------------------------------------------------------------------------------
     114,000   JSR Corp.                                              2,542,652
--------------------------------------------------------------------------------
         907   KDDI Corp.                                             5,186,236
--------------------------------------------------------------------------------
      20,200   Keyence Corp.                                          4,249,562
--------------------------------------------------------------------------------
     428,900   Marui Co., Ltd.                                        5,392,205
--------------------------------------------------------------------------------
     112,000   Matsushita Electric
               Industrial Co., Ltd.                                   1,545,763
--------------------------------------------------------------------------------
   1,084,000   Mitsubishi Corporation                                11,467,909
--------------------------------------------------------------------------------
     894,000   NEC Corp.(1)                                           6,568,876
--------------------------------------------------------------------------------
     904,000   Nissan Motor Co., Ltd.                                10,304,489
--------------------------------------------------------------------------------
      54,100   Nitto Denko Corp.                                      2,871,763
--------------------------------------------------------------------------------
      62,000   NOK Corporation                                        2,251,816
--------------------------------------------------------------------------------
      57,800   ORIX Corporation                                       4,769,119
--------------------------------------------------------------------------------
      28,700   Seiko Epson Corp.                                      1,336,375
--------------------------------------------------------------------------------
     397,000   Sharp Corp.                                            6,251,881
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
5

VP International - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

       1,460   Sumitomo Mitsui
               Financial Group Inc.                                $  7,763,643
--------------------------------------------------------------------------------
      42,100   Tokyo Electron Ltd.                                    3,191,414
--------------------------------------------------------------------------------
     710,000   Tokyu Corporation                                      3,636,618
--------------------------------------------------------------------------------
     339,000   Toray Industries Inc.                                  1,414,342
--------------------------------------------------------------------------------
      37,200   Toyota Motor Corp.                                     1,254,088
--------------------------------------------------------------------------------
         267   Yahoo Japan Corporation(1)                             3,580,556
--------------------------------------------------------------------------------
                                                                    117,822,777
--------------------------------------------------------------------------------

MEXICO -- 0.6%
--------------------------------------------------------------------------------
     142,600   America Movil SA
               de CV Series L ADR                                     3,898,684
--------------------------------------------------------------------------------

NETHERLANDS -- 2.6%
--------------------------------------------------------------------------------
     153,390   AEGON N.V.                                             2,262,755
--------------------------------------------------------------------------------
     336,790   ING Groep N.V.                                         7,831,386
--------------------------------------------------------------------------------
     215,204   Koninklijke Royal
               Philips Electronics N.V.
               New York Shares                                        6,260,284
--------------------------------------------------------------------------------
                                                                     16,354,425
--------------------------------------------------------------------------------

NORWAY -- 0.5%
--------------------------------------------------------------------------------
     488,460   Telenor ASA                                            3,183,795
--------------------------------------------------------------------------------

PEOPLE'S REPUBLIC OF CHINA -- 2.6%
--------------------------------------------------------------------------------
   3,538,000   China Life Insurance Co., Ltd.(1)                      2,893,837
--------------------------------------------------------------------------------
   1,087,000   CNOOC Ltd.                                             2,128,215
--------------------------------------------------------------------------------
   2,426,000   Huaneng Power
               International, Inc.                                    4,202,962
--------------------------------------------------------------------------------
   4,281,000   PetroChina Company Limited                             2,453,848
--------------------------------------------------------------------------------
  11,172,000   Sinopec Shanghai
               Petrochemical
               Company Limited Cl H                                   4,964,694
--------------------------------------------------------------------------------
                                                                     16,643,556
--------------------------------------------------------------------------------

RUSSIAN FEDERATION -- 0.5%
--------------------------------------------------------------------------------
      40,229   Mobile Telesystems ADR                                 3,330,961
--------------------------------------------------------------------------------

SOUTH AFRICA -- 0.3%
--------------------------------------------------------------------------------
     488,220   MTN Group Limited(1)                                   2,074,352
--------------------------------------------------------------------------------

SOUTH KOREA -- 1.3%
--------------------------------------------------------------------------------
      22,610   Samsung Electronics                                    8,554,622
--------------------------------------------------------------------------------

SPAIN -- 1.4%
--------------------------------------------------------------------------------
      36,775   ACS, Actividades
               de Construccion y Servicios, SA                        1,789,807
--------------------------------------------------------------------------------
     476,280   Telefonica SA                                          6,972,008
--------------------------------------------------------------------------------
                                                                      8,761,815
--------------------------------------------------------------------------------

SWEDEN -- 3.1%
--------------------------------------------------------------------------------
     115,830   Atlas Copco AB Cl B                                    4,142,186
--------------------------------------------------------------------------------
     117,905   ForeningsSparbanken AB                                 2,316,968
--------------------------------------------------------------------------------
      76,011   Tele2 AB(1)                                            4,053,582
--------------------------------------------------------------------------------
   1,835,380   Telefonaktiebolaget LM
               Ericsson B Shares(1)                                   3,288,115
--------------------------------------------------------------------------------
     191,650   Volvo AB Cl B                                          5,855,485
--------------------------------------------------------------------------------
                                                                     19,656,336
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

SWITZERLAND -- 9.8%
--------------------------------------------------------------------------------
     835,261   ABB Limited(1)                                      $  4,222,095
--------------------------------------------------------------------------------
     130,300   Adecco SA                                              8,351,217
--------------------------------------------------------------------------------
     162,968   Clariant AG(1)                                         2,397,748
--------------------------------------------------------------------------------
     125,460   Compagnie Financiere
               Richemont AG                                           3,004,000
--------------------------------------------------------------------------------
     387,560   Credit Suisse Group                                   14,138,254
--------------------------------------------------------------------------------
       8,640   Julius Baer Holding AG                                 2,904,611
--------------------------------------------------------------------------------
     109,746   Roche Holding AG                                      11,037,418
--------------------------------------------------------------------------------
      43,638   Swiss Life Holding(1)                                  7,985,993
--------------------------------------------------------------------------------
      94,646   UBS AG                                                 6,462,848
--------------------------------------------------------------------------------
      15,800   Zurich Financial Services AG(1)                        2,267,333
--------------------------------------------------------------------------------
                                                                     62,771,517
--------------------------------------------------------------------------------

TAIWAN (REPUBLIC OF CHINA) -- 0.8%
--------------------------------------------------------------------------------
     829,000   Acer Inc.                                              1,233,122
--------------------------------------------------------------------------------
     116,948   China Steel Corporation GDR(1)                         1,947,184
--------------------------------------------------------------------------------
   1,027,840   Taiwan Semiconductor
               Manufacturing Co. Ltd.(1)                              1,922,470
--------------------------------------------------------------------------------
                                                                      5,102,776
--------------------------------------------------------------------------------

UNITED KINGDOM -- 20.0%
--------------------------------------------------------------------------------
     566,768   Abbey National plc                                     5,367,963
--------------------------------------------------------------------------------
     274,574   Alliance & Leicester plc                               4,348,926
--------------------------------------------------------------------------------
      86,380   AstraZeneca plc                                        4,129,121
--------------------------------------------------------------------------------
   1,793,910   BP plc                                                14,494,675
--------------------------------------------------------------------------------
     513,430   British Sky Broadcasting plc(1)                        6,437,929
--------------------------------------------------------------------------------
     396,830   Cadbury Schweppes plc                                  2,903,773
--------------------------------------------------------------------------------
     320,200   Exel plc                                               4,217,756
--------------------------------------------------------------------------------
     501,810   GlaxoSmithKline plc                                   11,456,683
--------------------------------------------------------------------------------
   1,944,530   Hays plc                                               4,162,033
--------------------------------------------------------------------------------
     208,997   HBOS plc                                               2,697,045
--------------------------------------------------------------------------------
     596,710   HSBC Holdings plc                                      9,344,746
--------------------------------------------------------------------------------
     197,027   Man Group plc                                          5,134,352
--------------------------------------------------------------------------------
     309,330   Marks & Spencer Group plc                              1,594,518
--------------------------------------------------------------------------------
   2,761,974   mmO2 plc(1)                                            3,793,324
--------------------------------------------------------------------------------
     206,270   Next plc                                               4,131,668
--------------------------------------------------------------------------------
     423,112   Reckitt Benckiser plc                                  9,539,203
--------------------------------------------------------------------------------
     154,250   Rio Tinto plc                                          4,245,225
--------------------------------------------------------------------------------
     274,910   Smith & Nephew plc                                     2,300,936
--------------------------------------------------------------------------------
   1,059,340   Tesco plc                                              4,870,166
--------------------------------------------------------------------------------
     383,600   United Business Media plc                              3,352,620
--------------------------------------------------------------------------------
   5,289,348   Vodafone Group plc                                    13,066,568
--------------------------------------------------------------------------------
     740,776   WPP Group plc                                          7,247,249
--------------------------------------------------------------------------------
                                                                    128,836,479
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $504,141,840)                                                 629,215,667
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------
6

VP International - Schedule of Investments

DECEMBER 31, 2003

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------

PREFERRED STOCKS -- 0.7%

GERMANY -- 0.7%
--------------------------------------------------------------------------------
       7,580   Porsche AG
(Cost $3,618,431)                                                  $  4,485,283
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 1.1%
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman
Sachs & Co., (U.S. Treasury obligations),
in a joint trading account at 0.76%,
dated 12/31/03, due 1/2/04
(Delivery value $7,100,300)
(Cost $7,100,000)                                                     7,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES -- 100.0%
(Cost $514,860,271)                                                $640,800,950
================================================================================

COLLATERAL RECEIVED FOR
SECURITIES LENDING(2)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America Corp.,
(U.S. Government Agency obligations),
1.03%, dated 12/31/03, due 1/2/04
(Delivery value $1,973,395)                                         $ 1,973,282
--------------------------------------------------------------------------------
Repurchase Agreement, CDC IXIS,
(AAA Asset-Backed securities),
1.05%, dated 12/31/03, due 1/2/04
(Delivery value $24,001,400)                                         24,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman
Sachs Group Inc., (Money Market securities),
1.11%, dated 12/30/03, due 1/6/04
(Delivery value $20,004,317)                                         20,000,000
--------------------------------------------------------------------------------
                                                                     45,973,282
--------------------------------------------------------------------------------

SHORT-TERM DEBT
--------------------------------------------------------------------------------
 $10,004,360   Ford Credit Floorplan Master
               Owner Trust, Series 2001-1,
               Class A, VRN, 1.25%, 1/15/04,
               resets monthly off the
               1-month LIBOR plus 0.09%
               with no caps                                          10,004,360
--------------------------------------------------------------------------------
   5,000,000   RACERS(reg.sm), Series 2000-7,
               Class A3, VRN, 1.37%,
               1/15/04, resets monthly off
               the 1-month LIBOR plus 0.20%
               with no caps (Acquired 12/1/03,
               Cost $5,000,000)(3)                                    5,000,000
--------------------------------------------------------------------------------
   4,999,245   Westdeutsche Landesbank AG,
               VRN, 1.09%, 1/2/04                                     4,999,245
--------------------------------------------------------------------------------
                                                                     20,003,605
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING
(Cost $65,976,887)                                                  $65,976,887
================================================================================

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
--------------------------------------------------------------------------------
Basic Materials                                                           4.9%
--------------------------------------------------------------------------------
Commercial Services                                                       7.2%
--------------------------------------------------------------------------------
Consumer (Cyclical)                                                      11.8%
--------------------------------------------------------------------------------
Consumer (Non-Cyclical)                                                   3.0%
--------------------------------------------------------------------------------
Consumer Services                                                         3.9%
--------------------------------------------------------------------------------
Energy                                                                    6.2%
--------------------------------------------------------------------------------
Financial                                                                26.7%
--------------------------------------------------------------------------------
Health Care                                                               7.8%
--------------------------------------------------------------------------------
Industrials                                                               3.5%
--------------------------------------------------------------------------------
Multi-Industry                                                            0.5%
--------------------------------------------------------------------------------
Technology                                                               10.0%
--------------------------------------------------------------------------------
Telecommunications                                                       10.4%
--------------------------------------------------------------------------------
Transport                                                                 1.4%
--------------------------------------------------------------------------------
Utilities                                                                 1.6%
--------------------------------------------------------------------------------
Temporary Cash Investments                                                1.1%
--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

GDR = Global Depositary Receipt

LIBOR = London Interbank Offered Rate

RACERS(reg.sm) = Restructured Asset Certificates with Enhanced Returns resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2003.

(1) Non-income producing.

(2) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.
    The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at December 31, 2003, was $5,000,000, which represented 0.8% of net assets.

See Notes to Financial Statements.

------
7

Statement of Assets and Liabilities

DECEMBER 31, 2003

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $514,860,271) --
including $63,348,996 of securities loaned                        $640,800,950
----------------------------------------------------------------
Invested cash collateral received for securities loaned,
at value (cost of $65,976,887)                                      65,976,887
----------------------------------------------------------------
Cash                                                                   387,417
----------------------------------------------------------------
Foreign currency holdings, at value (cost of $1,986,882)             1,986,836
----------------------------------------------------------------
Receivable for investments sold                                      7,993,240
----------------------------------------------------------------
Dividends and interest receivable                                      606,001
--------------------------------------------------------------------------------
                                                                   717,751,331
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for collateral received on securities loaned                65,976,887
----------------------------------------------------------------
Payable for investments purchased                                   10,583,140
----------------------------------------------------------------
Accrued management fees                                                679,490
----------------------------------------------------------------
Distribution fees payable                                                8,817
--------------------------------------------------------------------------------
                                                                    77,248,334
--------------------------------------------------------------------------------

NET ASSETS                                                        $640,502,997
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                          $ 798,959,423
----------------------------------------------------------------
Undistributed net investment income                                  3,197,442
----------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                 (287,638,316)
----------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                    125,984,448
--------------------------------------------------------------------------------
                                                                 $ 640,502,997
================================================================================

CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                        $512,814,031
----------------------------------------------------------------
Shares outstanding                                                  79,773,640
----------------------------------------------------------------
Net asset value per share                                                $6.43
--------------------------------------------------------------------------------

CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $44,555,560
----------------------------------------------------------------
Shares outstanding                                                   6,943,353
----------------------------------------------------------------
Net asset value per share                                                $6.42
--------------------------------------------------------------------------------

CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $83,133,406
----------------------------------------------------------------
Shares outstanding                                                  12,931,820
----------------------------------------------------------------
Net asset value per share                                                $6.43
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
8

Statement of Operations

YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------------------------
Dividends (net of foreign taxes withheld of $1,341,081)           $ 10,324,968
----------------------------------------------------------------
Securities lending                                                     617,306
----------------------------------------------------------------
Interest                                                                91,535
--------------------------------------------------------------------------------
                                                                    11,033,809
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------------------------
Management fees                                                      7,255,702
----------------------------------------------------------------
Distribution fees -- Class II                                           71,226
----------------------------------------------------------------
Directors' fees and expenses                                             8,038
----------------------------------------------------------------
Other expenses                                                          35,913
--------------------------------------------------------------------------------
                                                                     7,370,879
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                3,662,930
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
----------------------------------------------------------------
Investment transactions                                            (34,757,845)
----------------------------------------------------------------
Foreign currency transactions                                       51,982,875
--------------------------------------------------------------------------------
                                                                    17,225,030
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
----------------------------------------------------------------
Investments                                                         98,283,094
----------------------------------------------------------------
Translation of assets and liabilities in foreign currencies         11,049,659
--------------------------------------------------------------------------------
                                                                   109,332,753
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                   126,557,783
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $130,220,713
================================================================================

See Notes to Financial Statements.

------
9

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2003            2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                             $  3,662,930   $   4,733,204
-------------------------------------------------
Net realized gain (loss)                            17,225,030    (105,272,047)
-------------------------------------------------
Change in net unrealized appreciation              109,332,753     (25,865,555)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                          130,220,713    (126,404,398)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------------
  Class I                                           (3,389,586)     (4,901,643)
-------------------------------------------------
  Class II                                            (118,284)        (43,691)
-------------------------------------------------
  Class III                                           (455,808)             --
--------------------------------------------------------------------------------
Decrease in net assets from distributions           (3,963,678)     (4,945,334)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions                     (3,989,218)    (42,922,668)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS              122,267,817    (174,272,400)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                518,235,180     692,507,580
--------------------------------------------------------------------------------
End of period                                     $640,502,997   $ 518,235,180
================================================================================

Undistributed net investment income                 $3,197,442      $3,883,122
================================================================================

See Notes to Financial Statements.

------
10

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP International Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the
1940 Act. The fund's investment objective is to seek capital growth. The fund pursues its investment objective by investing primarily in stocks of growing foreign companies that are considered by management to have a better-than-average chance to increase in value over time. The fund will invest primarily in securities of issuers located in developed markets. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation
(depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation
(depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain
(loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all

                                                                    (continued)

------
11

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $284,591,296 (expiring in 2009 through 2011), which may be used to offset future taxable gains.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. These redemption fees are recorded as a reduction in the cost of shares redeemed.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
12

Notes to Financial Statements

DECEMBER 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class is as follows:

                                   CLASS I        CLASS II        CLASS III
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $250 million                  1.50%           1.40%           1.50%
--------------------------------------------------------------------------------
Next $250 million                   1.20%           1.10%           1.20%
--------------------------------------------------------------------------------
Over $500 million                   1.10%           1.00%           1.10%
--------------------------------------------------------------------------------

The effective annual management fee for the year ended December 31, 2003 was
1.33%, 1.23%, and 1.33% for Class I, Class II, and Class III, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the year ended December 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase Bank
(JPMCB). JPMCB is a wholly owned subsidiary of JPM.

                                                                    (continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2003

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2003, were $1,003,601,674 and $1,009,827,514, respectively.

As of December 31, 2003, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $518,205,174
================================================================================
Gross tax appreciation of investments                             $123,869,244
----------------------------------------------------------------
Gross tax depreciation of investments                               (1,273,468)
--------------------------------------------------------------------------------
Net tax appreciation of investments                               $122,595,776
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

                                                                    (continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2003

4. CAPITAL SHARE TRANSACTIONS

                                               SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                           300,000,000
================================================================================
Sold                                         97,580,666       $ 507,203,571
------------------------------------------
Issued in reinvestment of distributions         743,330           3,389,586
------------------------------------------
Redeemed                                   (104,808,467)       (548,534,041)
--------------------------------------------------------------------------------
Net decrease                                 (6,484,471)      $ (37,940,884)
================================================================================

YEAR ENDED DECEMBER 31, 2002
SHARES AUTHORIZED                           300,000,000
================================================================================
Sold                                        327,106,128     $ 1,991,026,214
------------------------------------------
Issued in reinvestment of distributions         770,699           4,901,643
------------------------------------------
Redeemed                                   (346,056,739)     (2,113,540,868)
--------------------------------------------------------------------------------
Net decrease                                (18,179,912)    $  (117,613,011)
================================================================================

CLASS II
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                           100,000,000
================================================================================
Sold                                         29,540,009       $ 165,277,927
------------------------------------------
Issued in reinvestment of distributions          25,939             118,284
------------------------------------------
Redeemed                                    (25,838,736)       (146,489,574)
--------------------------------------------------------------------------------
Net increase                                  3,727,212       $  18,906,637
================================================================================

YEAR ENDED DECEMBER 31, 2002
SHARES AUTHORIZED                           100,000,000
================================================================================
Sold                                          6,462,227        $ 38,563,242
------------------------------------------
Issued in reinvestment of distributions           6,870              43,691
------------------------------------------
Redeemed                                     (3,839,948)        (23,346,099)
--------------------------------------------------------------------------------
Net increase                                  2,629,149        $ 15,260,834
================================================================================

CLASS III
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                           100,000,000
================================================================================
Sold                                          5,841,698       $  30,862,688
------------------------------------------
Issued in reinvestment of distributions          99,958             455,808
------------------------------------------
Redeemed                                     (3,094,841)        (16,273,467)(1)
--------------------------------------------------------------------------------
Net increase                                  2,846,815       $  15,045,029
================================================================================

PERIOD ENDED DECEMBER 31, 2002(2)
SHARES AUTHORIZED                           100,000,000
================================================================================
Sold                                         11,546,562         $67,650,230
------------------------------------------
Redeemed                                     (1,461,557)         (8,220,721)
--------------------------------------------------------------------------------
Net increase                                 10,085,005         $59,429,509
================================================================================

(1) Net of redemption fees of $22,730.

(2) May 2, 2002 (commencement of sale) through December 31, 2002.

                                                                    (continued)

------
15

Notes to Financial Statements

DECEMBER 31, 2003

5. SECURITIES LENDING

As of December 31, 2003, securities in the fund valued at $63,348,996 were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $65,976,887. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

6. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2003.

7. GEOGRAPHIC RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

8. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $23,756 of qualified dividend income for the fiscal year ended December 31, 2003.

For corporate taxpayers, 0.00% of the ordinary income distributions paid during the fiscal year ended December 31, 2003, qualify for the corporate dividends received deduction.

As of December 31, 2003, the fund designates $1,570,827 as a foreign tax credit, which represents taxes paid on income derived from sources within foreign countries or possessions of the United States.

------
16

VP International - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                CLASS I
--------------------------------------------------------------------------------
                             2003       2002      2001       2000        1999
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $5.21     $6.59     $10.23     $12.50       $7.62
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------
  Net Investment
  Income (Loss)               0.04(1)   0.05(1)    0.02(1)   (0.02)      (0.01)
-------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                 1.22     (1.38)     (2.82)     (2.02)       4.89
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations                  1.26     (1.33)     (2.80)     (2.04)       4.88
--------------------------------------------------------------------------------
Distributions
-------------------------
  From Net
  Investment Income          (0.04)    (0.05)     (0.01)     (0.01)        --
-------------------------
  From Net
  Realized Gains               --        --       (0.83)     (0.22)        --
--------------------------------------------------------------------------------
  Total Distributions        (0.04)    (0.05)     (0.84)     (0.23)        --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $6.43     $5.21      $6.59     $10.23      $12.50
================================================================================
  TOTAL RETURN(2)            24.51%   (20.37)%   (29.17)%   (16.83)%     64.04%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to
Average Net Assets            1.34%      1.31%      1.26%      1.23%      1.34%
-------------------------
Ratio of Net Investment
Income (Loss) to
Average Net Assets            0.67%      0.77%      0.33%    (0.14)%    (0.17)%
-------------------------
Portfolio
Turnover Rate                  185%       247%       210%       128%       109%
-------------------------
Net Assets,
End of Period
(in thousands)             $512,814   $449,026   $688,639   $924,789   $799,842
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net assets values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
17

VP International - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                        CLASS II
--------------------------------------------------------------------------------
                                               2003       2002         2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $5.20       $6.59        $7.15
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------
  Net Investment Income (Loss)(2)              0.01        0.03        (0.02)
------------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.24       (1.38)       (0.54)
--------------------------------------------------------------------------------
  Total From Investment Operations             1.25       (1.35)       (0.56)
--------------------------------------------------------------------------------
Distributions
------------------------------------------
  From Net Investment Income                  (0.03)      (0.04)         --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $6.42       $5.20        $6.59
================================================================================
  TOTAL RETURN(3)                             24.36%     (20.57)%      (7.83)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                          1.49%        1.47%     1.44%(4)
------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                          0.52%        0.61%   (0.82)%(4)
------------------------------------------
Portfolio Turnover Rate                         185%         247%      210%(5)
------------------------------------------
Net Assets, End of Period (in thousands)     $44,556      $16,711       $3,868
--------------------------------------------------------------------------------

(1) August 15, 2001 (commencement of sale) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
18

VP International - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                               CLASS III
--------------------------------------------------------------------------------
                                                            2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $5.21       $6.42
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------
  Net Investment Income(2)                                  0.04        0.01
--------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   1.22       (1.22)
--------------------------------------------------------------------------------
  Total From Investment Operations                          1.26       (1.21)
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------
  From Net Investment Income                               (0.04)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $6.43       $5.21
================================================================================
  TOTAL RETURN(3)                                          24.51%     (18.85)%

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets           1.34%     1.33%(4)
--------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets        0.67%     0.22%(4)
--------------------------------------------------------
Portfolio Turnover Rate                                      185%      247%(5)
--------------------------------------------------------
Net Assets, End of Period (in thousands)                  $83,133      $52,498
--------------------------------------------------------------------------------

(1) May 2, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
19

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century Variable Portfolios, Inc:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP International Fund, (the "Fund"), one of the
funds comprising American Century Variable Portfolios, Inc., as of December 31,
2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
International Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2004

------
20

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.
The directors serve in this capacity for five registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director Emeritus(1)

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeon

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1) Dr. Robert Doering resigned as full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

                                                                    (continued)

------
21

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
and J.D. Edwards & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (66), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(November 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 44

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 12

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                    (continued)

------
22

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to December 2003); Treasurer, American
Century Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-6488.

------
23

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares. However, Class III shares have a 1.00% redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
24

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets. The MSCI EAFE(reg.sm) INDEX
(Europe, Australasia, Far East) is designed to measure developed market equity performance, excluding the U.S. and Canada.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
25

Notes

------
26

Notes

------
27

Notes

------
28

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0402                              American Century Investment Services, Inc.
SH-ANN-36965                      (c)2004 American Century Services Corporation

[front cover]

December 31, 2003

American Century Variable Portfolios
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

VP Income & Growth

                                 [american century logo and text logo (reg.sm)]

[inside front cover - blank]

VP INCOME & GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Income & Growth - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2003
                                      ------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                      SINCE          INCEPTION
                       1 YEAR         5 YEARS       INCEPTION           DATE
--------------------------------------------------------------------------------
CLASS I                29.35%          0.17%          5.35%           10/30/97
--------------------------------------------------------------------------------
S&P 500 INDEX          28.68%         -0.57%          4.93%              --
--------------------------------------------------------------------------------
Class II               29.19%           --            4.12%            5/1/02
--------------------------------------------------------------------------------
Class III              29.35%           --           11.89%            6/26/02
--------------------------------------------------------------------------------
The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made October 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
--------------------------------------------------------------------------------
                  1997*    1998     1999      2000      2001      2002     2003
--------------------------------------------------------------------------------
Class I           7.80%   26.87%   18.02%   -10.62%    -8.35%   -19.37%   29.35%
--------------------------------------------------------------------------------
S&P 500 Index     7.72%   28.58%   21.04%    -9.10%   -11.89%   -22.10%   28.68%
--------------------------------------------------------------------------------
*From 10/30/97, the class's inception date, to 12/31/97. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Class I shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

VP Income & Growth - Portfolio Commentary

BY JOHN SCHNIEDWIND, KURT BORGWARDT, ZILI ZHANG, AND VIVIENNE HSU

PERFORMANCE SUMMARY

VP Income & Growth posted a 29.35%* return, slightly ahead of the 28.68%
return of the S&P 500 Index, during the year ended December 31, 2003. Since its inception on October 30, 1997, VP Income & Growth also gained more than the index (see the previous page for more performance information).

U.S. ECONOMY & STOCKS

After a slow start, U.S. economic conditions improved significantly during 2003.
Economic growth picked up dramatically in the third quarter of 2003 due largely to low interest rates and tax cuts.

Stocks experienced a fortuitous combination of events in 2003--rapid economic growth in the second half of the year, low interest rates, slow inflation, and rising corporate profits. As a result, the U.S. stock market staged an impressive rally in 2003 after stumbling in the first quarter. Value-oriented stocks generally outperformed growth shares, while small- and medium-sized stocks advanced more than large companies. Financials, technology, and consumer-cyclicals accounted for the majority of the S&P 500's positive return, but every economic sector in the index also posted gains for the year.
The S&P 500 snapped a three-year losing streak in 2003, as 1999 was the last calendar year of positive returns for the major U.S. indices.

PORTFOLIO PERFORMANCE

Our risk evaluation and sector weightings are positioned relative to the S&P
500, so the same sectors that drove the index higher--financials, tech, and consumer cyclicals--also helped VP Income & Growth post a solid absolute return. In terms of relative performance, stock selection worked best in the consumer cyclical and energy sectors.

VP Income & Growth's value orientation helped during the year, but there were a couple of disappointments--our consumer services and tech stocks contributed less than the index's holdings in those sectors. In addition, we held an overweight in telecommunications because the sector offered relatively high dividend yields and low valuations. But telecom lagged other sectors, detracting from performance.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                     % OF PORTFOLIO         % OF PORTFOLIO
                                       INVESTMENTS            INVESTMENTS
                                          AS OF                  AS OF
                                        12/31/03                6/30/03
--------------------------------------------------------------------------------
Bank of America Corp.                     4.1%                   4.1%
--------------------------------------------------------------------------------
Intel Corp.                               3.9%                   1.6%
--------------------------------------------------------------------------------
Citigroup Inc.                            3.3%                   2.9%
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                              2.6%                   1.9%
--------------------------------------------------------------------------------
Microsoft Corporation                     2.6%                   2.7%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                       2.5%                   1.3%
--------------------------------------------------------------------------------
J.P. Morgan Chase
& Co.                                     2.4%                   0.1%
--------------------------------------------------------------------------------
Ford Motor Company                        2.4%                   1.2%
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                     2.3%                   2.4%
--------------------------------------------------------------------------------
Marathon Oil Corp.                        2.2%                   2.0%
--------------------------------------------------------------------------------

*All fund returns referenced in this commentary are for Class I shares.

                                                                     (continued)

------
3

VP Income & Growth - Portfolio Commentary

Taking a closer look, stock selection added the most value in the consumer cyclicals sector. That's because consumer cyclicals produced two of the portfolio's top picks--Ford and Federated Department Stores. The portfolio also held overweights in several homebuilders--Centex, KB Home, NVR, and Ryland.
Those companies performed relatively well, as demand for housing remained solid.
In addition, VP Income & Growth held less Wal-Mart than the index. That helped because the premium-priced retailer's stock lagged its industry. On the downside, we held an overweight in J.C. Penney, whose shares struggled during the first half of the year.

The portfolio's solid relative performance in consumer cyclicals was partially offset by stock selection in the consumer services sector. In that sector,
Eastman Kodak--the portfolio's biggest detractor during the year--missed earnings and cut its dividend, sending its shares lower. Also, restaurants such as McDonald's, Starbucks, and Yum! Brands posted big gains, but we did not hold any of those companies.

Tech shares rallied more than any other sector of the S&P 500, as business spending returned after a long hiatus. VP Income & Growth's tech stocks posted solid absolute returns, but slightly lagged the index. That's largely because the portfolio did not hold eBay, EMC, Corning, or Lucent Technologies, while underweighting Yahoo!, Cisco Systems, and Motorola. Those stocks were some of the biggest gainers in tech, but their prices were not attractive to our investment process. Nevertheless, investors flocked back to these highly volatile names in 2003, pushing them to large gains.

Energy stocks also posted solid returns, as oil prices remained stubbornly high.
Two of the portfolio's picks in the refining industry--Marathon Oil and
Sunoco--outperformed most of their peers, giving the portfolio an advantage over the benchmark. Overweights in energy production companies ChevronTexaco and
Occidental Petroleum also helped.

Going forward, we will continue to select stocks with an attractive combination of value and growth potential, while attempting to balance the portfolio's risk and expected return.

VP INCOME & GROWTH'S FIVE LARGEST
OVERWEIGHTS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Bank of America Corp.                       4.11%                 1.16%
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                                2.62%                 0.08%
--------------------------------------------------------------------------------
Marathon Oil Corp.                          2.24%                 0.10%
--------------------------------------------------------------------------------
Ford Motor Company                          2.37%                 0.28%
--------------------------------------------------------------------------------
Intel Corp.                                 3.88%                 2.04%
--------------------------------------------------------------------------------

VP INCOME & GROWTH'S FIVE LARGEST
UNDERWEIGHTS AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         PORTFOLIO'S             S&P 500
                                           STOCKS                 INDEX
--------------------------------------------------------------------------------
Wal-Mart Stores Inc.                         --                   2.23%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                           0.63%                 2.64%
--------------------------------------------------------------------------------
American International
Group Inc.                                   --                   1.68%
--------------------------------------------------------------------------------
General Electric Co.                        1.59%                 3.03%
--------------------------------------------------------------------------------
Coca-Cola Co.                                --                   1.21%
--------------------------------------------------------------------------------

------
4

VP Income & Growth - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 99.3%

AIRLINES -- 0.2%
--------------------------------------------------------------------------------
           20,400  Delta Air Lines Inc.                            $    240,924
--------------------------------------------------------------------------------
           69,200  Southwest Airlines Co.                             1,116,888
--------------------------------------------------------------------------------
                                                                      1,357,812
--------------------------------------------------------------------------------
ALCOHOL -- 0.3%
--------------------------------------------------------------------------------
           48,300  Adolph Coors Company Cl B                          2,709,630
--------------------------------------------------------------------------------
BANKS -- 12.6%
--------------------------------------------------------------------------------
          429,800  Bank of America Corp.                             34,568,814
--------------------------------------------------------------------------------
            1,700  Bank One Corp.                                        77,503
--------------------------------------------------------------------------------
          579,100  Citigroup Inc.                                    28,109,514
--------------------------------------------------------------------------------
           24,200  First Tennessee National Corp.                     1,067,220
--------------------------------------------------------------------------------
           82,000  FleetBoston Financial Corp.                        3,579,300
--------------------------------------------------------------------------------
          559,400  J.P. Morgan Chase & Co.                           20,546,762
--------------------------------------------------------------------------------
           52,700  PNC Financial Services Group                       2,884,271
--------------------------------------------------------------------------------
           75,900  UnionBanCal Corporation                            4,367,286
--------------------------------------------------------------------------------
          118,000  Wachovia Corp.                                     5,497,620
--------------------------------------------------------------------------------
           95,600  Wells Fargo & Co.                                  5,629,884
--------------------------------------------------------------------------------
                                                                    106,328,174
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 1.1%
--------------------------------------------------------------------------------
          141,052  Amgen Inc.(1)                                      8,717,014
--------------------------------------------------------------------------------
           10,300  Kos Pharmaceuticals, Inc.(1)                         443,312
--------------------------------------------------------------------------------
                                                                      9,160,326
--------------------------------------------------------------------------------
CHEMICALS -- 2.8%
--------------------------------------------------------------------------------
           49,200  Bemis Co.                                          2,460,000
--------------------------------------------------------------------------------
          481,900  Monsanto Co.                                      13,869,082
--------------------------------------------------------------------------------
           63,300  RPM International, Inc.                            1,041,918
--------------------------------------------------------------------------------
          179,100  Sherwin-Williams Co.                               6,221,934
--------------------------------------------------------------------------------
                                                                     23,592,934
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.2%
--------------------------------------------------------------------------------
           76,700  Gap, Inc. (The)                                    1,780,207
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 3.0%
--------------------------------------------------------------------------------
          330,500  Cisco Systems Inc.(1)                              8,027,845
--------------------------------------------------------------------------------
           66,500  Dell Inc.(1)                                       2,258,340
--------------------------------------------------------------------------------
          478,131  Hewlett-Packard Co.                               10,982,669
--------------------------------------------------------------------------------
           57,900  IKON Office Solutions Inc.                           686,694
--------------------------------------------------------------------------------
           29,800  Storage Technology Corp.(1)                          767,350
--------------------------------------------------------------------------------
          200,100  Western Digital Corp.(1)                           2,359,179
--------------------------------------------------------------------------------
           28,100  Xerox Corp.(1)                                       387,780
--------------------------------------------------------------------------------
                                                                     25,469,857
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 3.1%
--------------------------------------------------------------------------------
            5,600  Computer Associates
                   International, Inc.                                  153,104
--------------------------------------------------------------------------------
            4,374  Electronic Arts Inc.(1)                              208,990
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

          798,300  Microsoft Corporation                           $ 21,985,182
--------------------------------------------------------------------------------
          211,500  Oracle Corp.(1)                                    2,791,800
--------------------------------------------------------------------------------
           29,100  Take-Two Interactive Software,
                   Inc.(1)                                              838,371
--------------------------------------------------------------------------------
                                                                     25,977,447
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.6%
--------------------------------------------------------------------------------
           48,800  KB Home                                            3,538,976
--------------------------------------------------------------------------------
            4,000  NVR, Inc.(1)                                       1,864,000
--------------------------------------------------------------------------------
                                                                      5,402,976
--------------------------------------------------------------------------------
CONSUMER DURABLES -- 0.4%
--------------------------------------------------------------------------------
           49,600  Whirlpool Corp.                                    3,603,440
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.1%
--------------------------------------------------------------------------------
            2,900  General Dynamics Corp.                               262,131
--------------------------------------------------------------------------------
           10,000  Honeywell International Inc.                         334,300
--------------------------------------------------------------------------------
                                                                        596,431
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 4.2%
--------------------------------------------------------------------------------
          467,100  Federated Department Stores,
                   Inc.                                              22,014,423
--------------------------------------------------------------------------------
          332,700  May Department Stores Co.
                   (The)                                              9,671,589
--------------------------------------------------------------------------------
           83,900  Sears, Roebuck & Co.                               3,816,611
--------------------------------------------------------------------------------
                                                                     35,502,623
--------------------------------------------------------------------------------
DRUGS -- 8.1%
--------------------------------------------------------------------------------
           50,510  Abbott Laboratories                                2,353,766
--------------------------------------------------------------------------------
          435,100  Bristol-Myers Squibb Co.                          12,443,860
--------------------------------------------------------------------------------
           36,500  Endo Pharmaceuticals
                   Holdings Inc.(1)                                     702,990
--------------------------------------------------------------------------------
          233,300  Johnson & Johnson                                 12,052,278
--------------------------------------------------------------------------------
          183,200  King Pharmaceuticals, Inc.(1)                      2,795,632
--------------------------------------------------------------------------------
          365,400  Merck & Co., Inc.                                 16,881,480
--------------------------------------------------------------------------------
          509,560  Pfizer, Inc.                                      18,002,755
--------------------------------------------------------------------------------
            5,700  Pharmaceutical Resources
                   Inc.(1)                                              371,355
--------------------------------------------------------------------------------
           35,500  Valeant Pharmaceuticals
                   International                                        892,825
--------------------------------------------------------------------------------
           37,800  Wyeth                                              1,604,610
--------------------------------------------------------------------------------
                                                                     68,101,551
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 4.2%
--------------------------------------------------------------------------------
           16,700  Duquesne Light Holdings Inc.                         306,278
--------------------------------------------------------------------------------
          571,400  Edison International(1)                           12,530,802
--------------------------------------------------------------------------------
          145,450  Exelon Corporation                                 9,652,062
--------------------------------------------------------------------------------
          152,400  Great Plains Energy Inc.                           4,849,368
--------------------------------------------------------------------------------
           26,700  OGE Energy Corp.                                     645,873
--------------------------------------------------------------------------------
           33,700  PG&E Corp.(1)                                        935,849
--------------------------------------------------------------------------------
          202,900  TXU Corp.                                          4,812,788
--------------------------------------------------------------------------------
           93,800  Westar Energy Inc.                                 1,899,450
--------------------------------------------------------------------------------
                                                                     35,632,470
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
5

VP Income & Growth - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 0.8%
--------------------------------------------------------------------------------
           58,050  Benchmark Electronics Inc.(1)                   $  2,020,721
--------------------------------------------------------------------------------
           27,900  Motorola, Inc.                                       392,553
--------------------------------------------------------------------------------
          274,900  Sanmina-SCI Corp.(1)                               3,466,488
--------------------------------------------------------------------------------
           23,493  Scientific-Atlanta, Inc.                             641,359
--------------------------------------------------------------------------------
                                                                      6,521,121
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 3.7%
--------------------------------------------------------------------------------
            4,900  Amerada Hess Corp.                                   260,533
--------------------------------------------------------------------------------
          245,300  ChevronTexaco Corp.                               21,191,467
--------------------------------------------------------------------------------
          128,128  Exxon Mobil Corp.                                  5,253,248
--------------------------------------------------------------------------------
          101,500  Occidental Petroleum Corp.                         4,287,360
--------------------------------------------------------------------------------
                                                                     30,992,608
--------------------------------------------------------------------------------
ENTERTAINMENT -- 1.2%
--------------------------------------------------------------------------------
          208,500  Regal Entertainment Group                          4,278,420
--------------------------------------------------------------------------------
          131,600  Viacom, Inc. Cl B                                  5,840,408
--------------------------------------------------------------------------------
                                                                     10,118,828
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 3.1%
--------------------------------------------------------------------------------
           41,900  Block (H & R), Inc.                                2,320,003
--------------------------------------------------------------------------------
          125,200  Fannie Mae                                         9,397,512
--------------------------------------------------------------------------------
          430,100  General Electric Co.                              13,324,498
--------------------------------------------------------------------------------
           33,300  MBNA Corporation                                     827,505
--------------------------------------------------------------------------------
                                                                     25,869,518
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 1.4%
--------------------------------------------------------------------------------
          185,200  Archer-Daniels-Midland Co.                         2,818,744
--------------------------------------------------------------------------------
          151,400  ConAgra Foods, Inc.                                3,995,446
--------------------------------------------------------------------------------
            4,655  PepsiCo, Inc.                                        217,016
--------------------------------------------------------------------------------
           29,100  Sara Lee Corp.                                       631,761
--------------------------------------------------------------------------------
          291,100  Tyson Foods, Inc. Cl A                             3,854,164
--------------------------------------------------------------------------------
                                                                     11,517,131
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.6%
--------------------------------------------------------------------------------
            6,300  Georgia-Pacific Corp.                                193,221
--------------------------------------------------------------------------------
           54,800  Louisiana-Pacific Corp.(1)                           979,824
--------------------------------------------------------------------------------
           69,100  United Stationers Inc.(1)                          2,827,572
--------------------------------------------------------------------------------
           13,200  Weyerhaeuser Co.                                     844,800
--------------------------------------------------------------------------------
                                                                      4,845,417
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.8%
--------------------------------------------------------------------------------
          149,862  ONEOK, Inc.                                        3,308,953
--------------------------------------------------------------------------------
           59,585  Sempra Energy                                      1,791,125
--------------------------------------------------------------------------------
           54,250  UGI Corp.                                          1,839,075
--------------------------------------------------------------------------------
                                                                      6,939,153
--------------------------------------------------------------------------------
GROCERY STORES -- 0.9%
--------------------------------------------------------------------------------
          254,700  Supervalu Inc.                                     7,281,873
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT -- 0.3%
--------------------------------------------------------------------------------
            9,500  Eaton Corp.                                        1,025,810
--------------------------------------------------------------------------------
           12,000  United Technologies Corp.                          1,137,240
--------------------------------------------------------------------------------
                                                                      2,163,050
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
HOME PRODUCTS -- 3.1%
--------------------------------------------------------------------------------
           90,532  Fortune Brands, Inc.                            $  6,472,133
--------------------------------------------------------------------------------
          197,800  Procter & Gamble Co. (The)                        19,756,264
--------------------------------------------------------------------------------
                                                                     26,228,397
--------------------------------------------------------------------------------
HOTELS -- 0.4%
--------------------------------------------------------------------------------
          101,400  Cendant Corporation(1)                             2,258,178
--------------------------------------------------------------------------------
           28,500  Harrah's Entertainment, Inc.                       1,418,445
--------------------------------------------------------------------------------
                                                                      3,676,623
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 0.8%
--------------------------------------------------------------------------------
           11,900  Black & Decker Corporation                           586,908
--------------------------------------------------------------------------------
            9,300  Briggs & Stratton Corp.                              626,820
--------------------------------------------------------------------------------
           24,335  Carlisle Companies, Inc.                           1,481,028
--------------------------------------------------------------------------------
          138,490  Tyco International Ltd.                            3,669,985
--------------------------------------------------------------------------------
                                                                      6,364,741
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 2.9%
--------------------------------------------------------------------------------
           23,000  Checkfree Corp.(1)                                   635,950
--------------------------------------------------------------------------------
           84,500  Computer Sciences Corp.(1)                         3,737,435
--------------------------------------------------------------------------------
          177,100  Convergys Corp.(1)                                 3,092,166
--------------------------------------------------------------------------------
           64,700  Electronic Data Systems Corp.                      1,587,738
--------------------------------------------------------------------------------
          126,100  International Business
                   Machines Corp.                                    11,686,948
--------------------------------------------------------------------------------
          156,352  Viad Corp.                                         3,908,800
--------------------------------------------------------------------------------
                                                                     24,649,037
--------------------------------------------------------------------------------
INTERNET -- 0.8%
--------------------------------------------------------------------------------
          152,700  Earthlink Inc.(1)                                  1,527,000
--------------------------------------------------------------------------------
           18,000  Netflix Inc.(1)                                      984,420
--------------------------------------------------------------------------------
           69,600  United Online, Inc.(1)                             1,168,584
--------------------------------------------------------------------------------
          190,100  VeriSign, Inc.(1)                                  3,098,630
--------------------------------------------------------------------------------
                                                                      6,778,634
--------------------------------------------------------------------------------
LEISURE -- 1.3%
--------------------------------------------------------------------------------
          425,600  Eastman Kodak Co.                                 10,925,152
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.2%
--------------------------------------------------------------------------------
          129,700  AmerUs Group Co.                                   4,535,609
--------------------------------------------------------------------------------
           69,100  Principal Financial Group                          2,285,137
--------------------------------------------------------------------------------
          107,800  Protective Life Corporation                        3,647,952
--------------------------------------------------------------------------------
                                                                     10,468,698
--------------------------------------------------------------------------------
MEDIA -- 3.1%
--------------------------------------------------------------------------------
          358,400  Disney (Walt) Co.                                  8,361,472
--------------------------------------------------------------------------------
           20,900  Fox Entertainment Group, Inc.
                   Cl A(1)                                              609,235
--------------------------------------------------------------------------------
          116,900  PanAmSat Corp.(1)                                  2,520,364
--------------------------------------------------------------------------------
          818,450  Time Warner Inc.(1)                               14,723,916
--------------------------------------------------------------------------------
                                                                      26,214,987
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.2%
--------------------------------------------------------------------------------
           28,900  Fisher Scientific International(1)                 1,195,593
--------------------------------------------------------------------------------
            2,500  Invitrogen Corp.(1)                                  175,000
--------------------------------------------------------------------------------
                                                                      1,370,593
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
6

VP Income & Growth - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 1.4%
--------------------------------------------------------------------------------
          153,200  Health Net Inc.(1)                              $  5,009,640
--------------------------------------------------------------------------------
          118,800  Humana Inc.(1)                                     2,714,580
--------------------------------------------------------------------------------
          133,700  McKesson Corp.                                     4,299,792
--------------------------------------------------------------------------------
                                                                     12,024,012
--------------------------------------------------------------------------------
MINING & METALS(2)
--------------------------------------------------------------------------------
            9,200  Engelhard Corporation                                275,540
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 2.4%
--------------------------------------------------------------------------------
           11,400  American Axle & Manufacturing
                   Holdings, Inc.(1)                                    460,788
--------------------------------------------------------------------------------
        1,244,100  Ford Motor Company                                19,905,600
--------------------------------------------------------------------------------
            1,900  General Motors Corp.                                 101,460
--------------------------------------------------------------------------------
                                                                     20,467,848
--------------------------------------------------------------------------------
OIL REFINING -- 4.5%
--------------------------------------------------------------------------------
           78,648  ConocoPhillips                                     5,156,949
--------------------------------------------------------------------------------
          568,600  Marathon Oil Corp.                                18,814,974
--------------------------------------------------------------------------------
          277,200  Sunoco, Inc.                                      14,178,780
--------------------------------------------------------------------------------
                                                                     38,150,703
--------------------------------------------------------------------------------
OIL SERVICES -- 0.2%
--------------------------------------------------------------------------------
           28,900  Schlumberger Ltd.                                  1,581,407
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 4.6%
--------------------------------------------------------------------------------
          187,100  Ace, Ltd.                                          7,749,682
--------------------------------------------------------------------------------
          114,500  Allstate Corp.                                     4,925,790
--------------------------------------------------------------------------------
          173,650  Berkley (W.R.) Corp.                               6,069,068
--------------------------------------------------------------------------------
          302,801  Fidelity National Financial, Inc.                 11,742,622
--------------------------------------------------------------------------------
          270,000  First American Financial Corp.
                   (The)                                              8,037,900
--------------------------------------------------------------------------------
                                                                     38,525,062
--------------------------------------------------------------------------------
RAILROADS -- 0.5%
--------------------------------------------------------------------------------
           30,200  Burlington Northern Santa Fe
                   Corp.                                                976,970
--------------------------------------------------------------------------------
           17,800  CSX Corporation                                      639,732
--------------------------------------------------------------------------------
           30,900  Norfolk Southern Corp.                               730,785
--------------------------------------------------------------------------------
           20,800  Union Pacific Corp.                                1,445,184
--------------------------------------------------------------------------------
                                                                      3,792,671
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 1.2%
--------------------------------------------------------------------------------
           34,400  CBL & Associates Properties,
                   Inc.                                               1,943,600
--------------------------------------------------------------------------------
          131,000  Equity Office Properties Trust                     3,753,150
--------------------------------------------------------------------------------
           36,000  General Growth Properties, Inc.                      999,000
--------------------------------------------------------------------------------
           74,136  Rayonier, Inc.                                     3,077,385
--------------------------------------------------------------------------------
           12,300  Simon Property Group, Inc.                           569,982
--------------------------------------------------------------------------------
                                                                     10,343,117
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 1.5%
--------------------------------------------------------------------------------
            2,700  Lehman Brothers Holdings Inc.                        208,494
--------------------------------------------------------------------------------
          119,743  Merrill Lynch & Co., Inc.                          7,022,927
--------------------------------------------------------------------------------
           91,100  Morgan Stanley                                     5,271,957
--------------------------------------------------------------------------------
                                                                     12,503,378
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 5.2%
--------------------------------------------------------------------------------
          132,642  Arrow Electronics, Inc.(1)                      $  3,069,336
--------------------------------------------------------------------------------
          263,700  Avnet Inc.(1)                                      5,711,742
--------------------------------------------------------------------------------
        1,013,600  Intel Corp.                                       32,637,920
--------------------------------------------------------------------------------
           20,400  QUALCOMM Inc.                                      1,100,172
--------------------------------------------------------------------------------
           52,500  Texas Instruments Inc.                             1,542,450
--------------------------------------------------------------------------------
                                                                     44,061,620
--------------------------------------------------------------------------------
SPECIALTY STORES -- 1.3%
--------------------------------------------------------------------------------
            2,500  Advance Auto Parts(1)                                203,500
--------------------------------------------------------------------------------
           77,400  Barnes & Noble Inc.(1)                             2,542,590
--------------------------------------------------------------------------------
          123,300  Blockbuster Inc.                                   2,213,235
--------------------------------------------------------------------------------
           41,200  Claire's Stores Inc.                                 776,208
--------------------------------------------------------------------------------
           14,600  Home Depot, Inc.                                     518,154
--------------------------------------------------------------------------------
           18,400  RadioShack Corp.                                     564,512
--------------------------------------------------------------------------------
          129,550  Rent-A-Center Inc.(1)                              3,870,954
--------------------------------------------------------------------------------
                                                                     10,689,153
--------------------------------------------------------------------------------
TELEPHONE -- 3.6%
--------------------------------------------------------------------------------
           68,443  AT&T Corp.                                         1,389,393
--------------------------------------------------------------------------------
          293,200  BellSouth Corp.                                    8,297,560
--------------------------------------------------------------------------------
          261,467  SBC Communications Inc.                            6,816,445
--------------------------------------------------------------------------------
          360,767  Sprint Corp.                                       5,923,794
--------------------------------------------------------------------------------
          225,600  Verizon Communications                             7,914,048
--------------------------------------------------------------------------------
                                                                     30,341,240
--------------------------------------------------------------------------------
THRIFTS -- 0.8%
--------------------------------------------------------------------------------
           26,700  Flagstar Bancorp Inc.                                571,914
--------------------------------------------------------------------------------
          162,050  Washington Mutual, Inc.                            6,501,446
--------------------------------------------------------------------------------
                                                                      7,073,360
--------------------------------------------------------------------------------
TOBACCO -- 2.1%
--------------------------------------------------------------------------------
          269,900  Altria Group Inc.                                 14,687,958
--------------------------------------------------------------------------------
           47,500  R.J. Reynolds Tobacco
                   Holdings, Inc.                                     2,762,125
--------------------------------------------------------------------------------
                                                                     17,450,083
--------------------------------------------------------------------------------
TRUCKING & SHIPPING & AIR FREIGHT -- 1.0%
--------------------------------------------------------------------------------
           23,600  FedEx Corporation                                  1,593,000
--------------------------------------------------------------------------------
           88,000  United Parcel Service, Inc. Cl B                   6,560,400
--------------------------------------------------------------------------------
                                                                      8,153,400
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 1.5%
--------------------------------------------------------------------------------
          124,709  ALLTEL Corp.                                       5,808,945
--------------------------------------------------------------------------------
          256,500  Nextel Communications, Inc.(1)                     7,197,390
--------------------------------------------------------------------------------
                                                                     13,006,335
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $715,224,337)                                                 836,580,368
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

VP Income & Growth - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.5%

COMPUTER HARDWARE &
BUSINESS MACHINES -- 0.2%
--------------------------------------------------------------------------------
           11,800  Xerox Corp., 6.25%, 7/1/06                      $  1,531,050
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.3%
--------------------------------------------------------------------------------
           26,500  Ford Motor Company Capital
                   Trust II, 6.50%, 1/15/32                           1,480,025
--------------------------------------------------------------------------------
           30,700  General Motors Corp., Series B,
                   5.25%, 3/6/32                                        824,909
--------------------------------------------------------------------------------
                                                                      2,304,934
--------------------------------------------------------------------------------
TOTAL CONVERTIBLE
PREFERRED STOCKS
(Cost $3,243,438)                                                     3,835,984
--------------------------------------------------------------------------------

                                                                       Value
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 0.2%

Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 0.76%, dated 12/31/03, due
1/2/04 (Delivery value $2,100,089)
(Cost $2,100,000)                                                  $  2,100,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $720,567,775)                                                $842,516,352
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing

(2) Industry is less than 0.05% of total investment securities.

See Notes to Financial Statements.

------
8

Statement of Assets and Liabilities

DECEMBER 31, 2003

ASSETS

Investment securities, at value (cost of $720,567,775)             $842,516,352
--------------------------------------------------------
Dividends and interest receivable                                     1,264,978
--------------------------------------------------------------------------------
                                                                    843,781,330
--------------------------------------------------------------------------------

LIABILITIES

Disbursements in excess of demand deposit cash                          468,927
--------------------------------------------------------
Accrued management fees                                                 486,441
--------------------------------------------------------
Distribution fees payable                                                 2,752
--------------------------------------------------------------------------------
                                                                        958,120
--------------------------------------------------------------------------------
NET ASSETS                                                         $842,823,210
================================================================================

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                            $894,770,465
--------------------------------------------------------
Undistributed net investment income                                  12,087,839
--------------------------------------------------------
Accumulated net realized loss on
investment transactions                                            (185,983,671)
--------------------------------------------------------
Net unrealized appreciation on investments                          121,948,577
--------------------------------------------------------------------------------
                                                                   $842,823,210
================================================================================

CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $826,784,709
--------------------------------------------------------
Shares outstanding                                                  125,823,654
--------------------------------------------------------
Net asset value per share                                                 $6.57
--------------------------------------------------------------------------------

CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $14,369,514
--------------------------------------------------------
Shares outstanding                                                    2,191,021
--------------------------------------------------------
Net asset value per share                                                 $6.56
--------------------------------------------------------------------------------

CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                           $1,668,987
--------------------------------------------------------
Shares outstanding                                                      253,993
--------------------------------------------------------
Net asset value per share                                                 $6.57
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
9

Statement of Operations

YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

INCOME:
--------------------------------------------------------
Dividends                                                          $ 16,935,449
--------------------------------------------------------
Interest                                                                 49,300
--------------------------------------------------------------------------------
                                                                     16,984,749
--------------------------------------------------------------------------------

EXPENSES:
--------------------------------------------------------
Management fees                                                       4,793,299
--------------------------------------------------------
Distribution fees -- Class II                                            14,499
--------------------------------------------------------
Directors' fees and expenses                                              9,552
--------------------------------------------------------
Other expenses                                                           11,166
--------------------------------------------------------------------------------
                                                                      4,828,516
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                12,156,233
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized loss on investment transactions                        (11,367,334)
---------------------------------------------------------
Change in net unrealized appreciation
on investments                                                      181,109,271
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     169,741,937
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                          $181,898,170
================================================================================

See Notes to Financial Statements.

------
10

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                    2003               2002

OPERATIONS

Net investment income                            $ 12,156,233      $  8,665,079
----------------------------------------
Net realized loss                                 (11,367,334)      (65,629,016)
----------------------------------------
Change in net unrealized appreciation             181,109,271       (90,408,314)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                         181,898,170      (147,372,251)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:
----------------------------------------
  Class I                                          (8,491,082)       (6,895,064)
----------------------------------------
  Class II                                            (31,221)                --
----------------------------------------
  Class III                                            (2,354)                --
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                                 (8,524,657)       (6,895,064)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Net increase in net assets from
capital share transactions                         53,116,710        69,326,315
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS             226,490,223       (84,941,000)

NET ASSETS

Beginning of period                               616,332,987       701,273,987
--------------------------------------------------------------------------------
End of period                                    $842,823,210      $616,332,987
================================================================================

Undistributed net investment income               $12,087,839        $8,511,272
================================================================================

See Notes to Financial Statements.

------
11

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Income & Growth Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek capital growth. Income is a secondary objective. The fund pursues this objective through investing in common stocks. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II, and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service or at amortized cost, which approximates fair value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

                                                                     (continued)

------
12

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $158,896,405 (expiring in 2006 through 2011), which may be used to offset future taxable gains.

The fund has elected to treat $1,891,109 of net capital losses incurred in the two-month period ended December 31, 2003, as having been incurred in the following fiscal year for federal income tax purposes.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. These redemption fees are recorded as a reduction in the cost of shares redeemed.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month. The annual management fee for Class I, Class II, and Class III is 0.70%.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the year ended December 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

                                                                     (continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2003

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2003, were $548,225,572 and $485,910,673, respectively.

As of December 31, 2003, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $745,764,022
================================================================================
Gross tax appreciation of investments                              $131,355,306
-----------------------------------------
Gross tax depreciation of investments                               (34,602,976)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $96,752,330
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                  SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                              300,000,000
================================================================================
Sold                                            39,038,698      $219,665,888
-----------------------------------------
Issued in reinvestment of distributions          1,833,927         8,491,082
-----------------------------------------
Redeemed                                       (34,104,661)     (187,106,334)
--------------------------------------------------------------------------------
Net increase                                     6,767,964       $41,050,636
================================================================================
YEAR ENDED DECEMBER 31, 2002

SHARES AUTHORIZED                              300,000,000
================================================================================
Sold                                            37,587,370      $214,999,369
-----------------------------------------
Issued in reinvestment of distributions          1,052,681         6,895,064
-----------------------------------------
Redeemed                                       (28,059,256)     (154,503,788)
--------------------------------------------------------------------------------
Net increase                                    10,580,795       $67,390,645
================================================================================

CLASS II
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                              100,000,000
================================================================================
Sold                                             2,061,790       $12,010,012
-----------------------------------------
Issued in reinvestment of distributions              6,743            31,221
-----------------------------------------
Redeemed                                          (174,961)       (1,021,817)
--------------------------------------------------------------------------------
Net increase                                     1,893,572       $11,019,416
================================================================================
PERIOD ENDED DECEMBER 31, 2002(1)

SHARES AUTHORIZED                              100,000,000
================================================================================
Sold                                               394,373        $2,059,871
-----------------------------------------
Redeemed                                           (96,924)         (507,332)
--------------------------------------------------------------------------------
Net increase                                       297,449        $1,552,539
================================================================================

(1) May 1, 2002 (commencement of sale) through December 31, 2002.

                                                                     (continued)

------
14

Notes to Financial Statements

DECEMBER 31, 2003

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

--------------------------------------------------------------------------------
                                                  SHARES             AMOUNT
--------------------------------------------------------------------------------
CLASS III
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003

SHARES AUTHORIZED                              100,000,000
================================================================================
Sold                                               329,364        $1,907,307
-----------------------------------------
Issued in reinvestment of distributions                508             2,354
-----------------------------------------
Redeemed                                          (148,808)         (863,003)(1)
--------------------------------------------------------------------------------
Net increase                                       181,064        $1,046,658
================================================================================
PERIOD ENDED DECEMBER, 2002(2)

SHARES AUTHORIZED                              100,000,000
================================================================================
Sold                                                81,582          $427,045
-----------------------------------------
Redeemed                                            (8,653)          (43,914)
--------------------------------------------------------------------------------
Net increase                                        72,929          $383,131
================================================================================

(1) Net of redemption fees of $3,336.

(2) June 26, 2002 (commencement of sale) through December 31, 2002.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2003.

6. TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $13,385 of qualified dividend income for the fiscal year ended December 31, 2003.

For corporate taxpayers, 100% of the ordinary income distributions paid during the fiscal year ended December 31, 2003, qualify for the corporate dividends received deduction.

------
15

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                                                 CLASS I
--------------------------------------------------------------------------------
                             2003       2002       2001       2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period         $5.16      $6.46      $7.11      $8.00      $6.78
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income      0.10(1)    0.08(1)    0.06       0.05       0.08(1)
------------------------
  Net Realized and
  Unrealized Gain (Loss)     1.38      (1.32)     (0.65)     (0.90)      1.14
--------------------------------------------------------------------------------
  Total From
  Investment Operations      1.48      (1.24)     (0.59)     (0.85)      1.22
--------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income         (0.07)     (0.06)     (0.06)     (0.04)        --(2)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period               $6.57      $5.16      $6.46      $7.11      $8.00
================================================================================
  TOTAL RETURN(3)           29.35%    (19.37)%    (8.35)%   (10.62)%    18.02%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                  0.70%      0.70%      0.70%      0.70%      0.70%
------------------------
Ratio of Net Investment
Income to Average
Net Assets                  1.78%      1.32%      1.05%      0.93%      1.09%
------------------------
Portfolio Turnover Rate       71%        72%        56%        58%        50%
------------------------
Net Assets,
End of Period
(in thousands)           $826,785   $614,424   $701,274   $648,120   $459,110
--------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
16

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
--------------------------------------------------------------------------------
                                                                 CLASS II
--------------------------------------------------------------------------------
                                                            2003         2002(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period                       $5.15          $6.22
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(2)                                  0.09           0.05
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)                   1.39          (1.12)
--------------------------------------------------------------------------------
  Total From Investment Operations                          1.48          (1.07)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                               (0.07)           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                             $6.56          $5.15
================================================================================
  TOTAL RETURN(3)                                         29.19%       (17.20)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                      0.95%       0.95%(4)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                      1.53%       1.42%(4)
-------------------------------------------
Portfolio Turnover Rate                                      71%         72%(5)
-------------------------------------------
Net Assets, End of Period (in thousands)                 $14,370         $1,533
--------------------------------------------------------------------------------

(1) May 1, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
17

VP Income & Growth - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31 (EXCEPT AS NOTED)
-----------------------------------------------------------------------------
                                                              CLASS III
-----------------------------------------------------------------------------
                                                         2003         2002(1)

PER-SHARE DATA

Net Asset Value, Beginning of Period                    $5.16          $5.63
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income(2)                               0.11           0.04
-------------------------------------------
  Net Realized and Unrealized
  Gain (Loss)                                            1.37          (0.51)
--------------------------------------------------------------------------------
  Total From Investment Operations                       1.48          (0.47)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                            (0.07)           --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                          $6.57          $5.16
================================================================================
  TOTAL RETURN(3)                                       29.35%         (8.35)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                                    0.70%          0.70%(4)
-------------------------------------------
Ratio of Net Investment Income
to Average Net Assets                                    1.78%          1.63%(4)
-------------------------------------------
Portfolio Turnover Rate                                    71%            72%(5)
-------------------------------------------
Net Assets, End of Period (in thousands)               $1,669           $376
--------------------------------------------------------------------------------

(1) June 26, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
18

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century Variable Portfolios, Inc:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Income & Growth Fund, (the "Fund"), one of the funds comprising American Century Variable Portfolios, Inc., as of
December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Income & Growth Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2004

------
19

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.
The directors serve in this capacity for five registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 22
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director Emeritus(1)
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeon
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1) Dr. Robert Doering resigned as full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr.
    Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of
    $2,500 for his services.

                                                                     (continued)

------
20

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
and J.D. Edwards & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (66), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President--Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance--Global Markets Group, Sprint Corporation
(November 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 44
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 12
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.     (continued)

------
21

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller--Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to December 2003); Treasurer, American
Century Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-6488.

------
22

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares. However, Class III shares have a 1.00% redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
23

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
24

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0402                                  American Century Investment Services, Inc.
SH-ANN-36963                       (c)2004 American Century Services Corporation

[front cover]

DECEMBER 31, 2003

American Century Variable Portfolios
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

VP Ultra

                                 [american century logo and text logo (reg. sm)]

VP ULTRA

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Ultra - Performance

 TOTAL RETURNS AS OF DECEMBER 31, 2003
                                         --------------
                                         AVERAGE ANNUAL
                                             RETURNS
----------------------------------------------------------------------------
                                             SINCE              INCEPTION
                      1 YEAR               INCEPTION              DATE
----------------------------------------------------------------------------
CLASS I               24.90%               -3.08%                 5/1/01
----------------------------------------------------------------------------
S&P 500 Index         28.68%               -2.69%(1)                 -
----------------------------------------------------------------------------
Class II              24.80%                0.05%                 5/1/02
----------------------------------------------------------------------------
Class III             24.93%                0.72%                 5/13/02
----------------------------------------------------------------------------

(1)  Since 4/30/01, the date nearest Class I's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

 GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 1, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
--------------------------------------------------------------------------------
                                            2001*      2002       2003
--------------------------------------------------------------------------------
Class I                                    -4.70%    -22.71%     24.90%
--------------------------------------------------------------------------------
S&P 500 Index                              -7.24%    -22.10%     28.68%
--------------------------------------------------------------------------------

* From 5/1/01, Class I's inception date. Index data from 4/30/01, the date nearest Class I's inception for which data are available. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Unless otherwise indicated, the charts are based on Class I shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

VP Ultra - Portfolio Commentary

[Photo of Wade Slome, Jerry Sullivan, Bruce Wimberly and Jim Stowers III]

A PORTFOLIO COMMENTARY FROM WADE SLOME, JERRY SULLIVAN, BRUCE WIMBERLY, AND JIM
STOWERS III, PORTFOLIO MANAGERS ON THE VP ULTRA INVESTMENT TEAM.

VP Ultra gained 24.90%* during the year ended December 31, 2003, trailing the
28.68% rise of its benchmark, the S&P 500 Index.

The U.S. stock market, as measured by the S&P 500, snapped a three-year losing streak in 2003. The reversal came during a year marked by war, economic growth, and improving corporate profits. During the period's opening months, the
S&P 500 declined amid geopolitical and economic uncertainty before hitting its 12-month low on March 11, just days before the U.S.-led invasion of Iraq.
From that point, through December 31, the market rallied 40.86% as Saddam
Hussein's regime fell, corporate profits rebounded, and the economy gained strength. The rally was broad based, and many of the indices that measure domestic stocks by size and style posted double-digit advances.

Technology stocks performed well against this backdrop and accounted for some of the top contributors to VP Ultra's results. The portfolio's Internet stake was a key performance driver in this area. This included InterActiveCorp, which operates a range of online businesses, including Expedia, HSN.com, and
Ticketmaster. During the period, the company reported strong sales from its travel businesses and provided an optimistic outlook for its 2003 results.
Amazon.com, Yahoo!, and eBay were among the other Internet companies that posted strong gains and made significant contributions to VP Ultra's performance.

Semiconductor stocks rose sharply as well. The portfolio's advance was led by
Intel, a top contributor during the last 12 months. During the period, the world's largest chip manufacturer more than doubled in value on the strength of rising revenue and profit forecasts. Other top contributors from the tech sector included networking gear manufacturer Cisco Systems, and Dell, a leading maker of personal computers.

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2003
-----------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        12/31/03               6/30/03
-----------------------------------------------------------------------------
Pfizer, Inc.                              2.7%                  5.0%
-----------------------------------------------------------------------------
Citigroup Inc.                            2.7%                  3.6%
-----------------------------------------------------------------------------
Microsoft Corporation                     2.7%                  4.1%
-----------------------------------------------------------------------------
InterActiveCorp                           2.5%                  2.2%
-----------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     2.2%                  2.8%
-----------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                        2.0%                  0.7%
-----------------------------------------------------------------------------
Berkshire
Hathaway Inc. Cl B                        1.9%                  2.0%
-----------------------------------------------------------------------------
Intel Corp.                               1.8%                  2.3%
-----------------------------------------------------------------------------
Cisco Systems, Inc.                       1.8%                  1.7%
-----------------------------------------------------------------------------
Dell Inc.                                 1.8%                  2.6%
-----------------------------------------------------------------------------

*All fund returns referenced in this
commentary are for Class I shares.                               (continued)

------
3

VP Ultra - Portfolio Commentary

Not all of the technology news was positive. The portfolio's investments in electronic equipment manufacturers and defense and aerospace contractors declined.

Outside the technology realm, companies that manufacture medical products and supplies drove a rise in VP Ultra's health care stake. The biggest lift was provided by medical products maker Boston Scientific, which reported strong
European sales of its drug-eluting stent, a device used in the treatment of heart disease. Other rising companies from this industry included Zimmer, a manufacturer of orthopedic implants used to restore joint function in knees, hips, shoulders, and elbows, and St. Jude Medical, which makes heart rhythm management devices such as pacemakers and implantable defibrillators.

VP Ultra's investments in pharmaceutical and biotechnology companies also turned in positive results. Standouts included Teva, a manufacturer of generic and brand-name drugs, and Amgen, which reported strong sales of its drugs used to treat anemia and infections related to chemotherapy.

Detracting issues among VP Ultra's health care holdings included hospital operator HCA and Abbott Labs, a drug manufacturer that was eliminated from the portfolio.

VP Ultra also generated solid returns from its holdings in the financial sector.
The rise was led by banks, particularly Citigroup, one of the portfolio's biggest contributors during the last 12 months. Investments in financial services companies, thrifts and property and casualty insurers also boosted performance.

On the downside, diversified manufacturing company Tyco International, media company Time Warner, and Kraft, a maker of prepared foods, were among the portfolio's biggest detractors during the last 12 months.

Looking ahead, we are hopeful that improving economic conditions will support continued profit growth. Regardless of economic and market conditions, however, we will remain focused on trying to identify and own companies that appear best able to sustain their accelerating growth.

TOP FIVE INDUSTRIES
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        12/31/03               6/30/03
--------------------------------------------------------------------------------
Drugs                                     8.9%                 11.6%
--------------------------------------------------------------------------------
Medical
Products & Supplies                       6.9%                  5.6%
--------------------------------------------------------------------------------
Computer Software                         6.4%                  6.6%
--------------------------------------------------------------------------------
Information Services                      6.4%                  5.1%
--------------------------------------------------------------------------------
Internet                                  5.9%                  5.1%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          AS OF                 AS OF
                                        12/31/03               6/30/03
--------------------------------------------------------------------------------
Common Stocks                            96.9%                  97.8%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               3.1%                   2.2%
--------------------------------------------------------------------------------

------
4

VP Ultra - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS - 96.9%

ALCOHOL - 0.6%
--------------------------------------------------------------------------------
    10,411    Anheuser-Busch Companies, Inc.                     $     548,451
--------------------------------------------------------------------------------
BANKS - 4.5%
--------------------------------------------------------------------------------
     9,649    Bank of America Corp.                                    776,069
--------------------------------------------------------------------------------
    10,590    Bank of New York Co., Inc. (The)                         350,741
--------------------------------------------------------------------------------
    50,772    Citigroup Inc.                                         2,464,472
--------------------------------------------------------------------------------
     8,922    Wells Fargo & Co.                                        525,417
--------------------------------------------------------------------------------
                                                                     4,116,699
--------------------------------------------------------------------------------
BIOTECHNOLOGY - 2.2%
--------------------------------------------------------------------------------
    14,727    Amgen Inc.(1)                                            910,129
--------------------------------------------------------------------------------
     6,908    Cephalon, Inc.(1)                                        334,416
--------------------------------------------------------------------------------
     6,080    Chiron Corp.(1)                                          346,499
--------------------------------------------------------------------------------
     2,593    Genentech, Inc.(1)                                       242,627
--------------------------------------------------------------------------------
     2,851    Gilead Sciences, Inc.(1)                                 165,757
--------------------------------------------------------------------------------
                                                                     1,999,428
--------------------------------------------------------------------------------
CHEMICALS - 0.5%
--------------------------------------------------------------------------------
     5,850    3M Co.                                                   497,426
--------------------------------------------------------------------------------
CLOTHING STORES - 1.4%
--------------------------------------------------------------------------------
    12,088    Chico's FAS, Inc.(1)                                     446,652
--------------------------------------------------------------------------------
     8,418    Coach Inc.(1)                                            317,780
--------------------------------------------------------------------------------
    20,941    TJX Companies, Inc. (The)                                461,748
--------------------------------------------------------------------------------
                                                                     1,226,180
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES - 4.2%
--------------------------------------------------------------------------------
    13,680    Avaya Inc.(1)                                            177,019
--------------------------------------------------------------------------------
    68,584    Cisco Systems Inc.(1)                                  1,665,905
--------------------------------------------------------------------------------
    48,933    Dell Inc.(1)                                           1,661,765
--------------------------------------------------------------------------------
     4,100    Zebra Technologies Corp. Cl A(1)                         272,117
--------------------------------------------------------------------------------
                                                                     3,776,806
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.4%
--------------------------------------------------------------------------------
     5,112    Adobe Systems Inc.                                       200,902
--------------------------------------------------------------------------------
     4,950    Computer Associates
              International, Inc.                                      135,333
--------------------------------------------------------------------------------
    15,968    Electronic Arts Inc.(1)                                  762,951
--------------------------------------------------------------------------------
     9,894    Intuit Inc.(1)                                           523,492
--------------------------------------------------------------------------------
    87,205    Microsoft Corporation                                  2,401,625
--------------------------------------------------------------------------------
    54,765    Oracle Corp.(1)                                          722,898
--------------------------------------------------------------------------------
    12,517    SAP AG ADR                                               520,207
--------------------------------------------------------------------------------
    10,700    Symantec Corp.(1)                                        370,755
--------------------------------------------------------------------------------
     4,115    Veritas Software Corp.(1)                                152,913
--------------------------------------------------------------------------------
                                                                     5,791,076
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE - 1.2%
--------------------------------------------------------------------------------
    11,978    General Dynamics Corp.                                 1,082,691
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
DEPARTMENT STORES - 3.1%
--------------------------------------------------------------------------------
     8,525   Family Dollar Stores, Inc.                           $    305,877
--------------------------------------------------------------------------------
     2,883   Kohl's Corp.(1)                                           129,562
--------------------------------------------------------------------------------
    11,634   Target Corporation                                        446,746
--------------------------------------------------------------------------------
    36,739   Wal-Mart Stores, Inc.                                   1,949,004
--------------------------------------------------------------------------------
                                                                     2,831,189
--------------------------------------------------------------------------------
DIVERSIFIED - 2.0%
--------------------------------------------------------------------------------
    15,991  Standard and Poor's 500
            Depositary Receipt                                       1,779,638
--------------------------------------------------------------------------------
DRUGS - 8.9%
--------------------------------------------------------------------------------
     2,117   Allergan, Inc.                                            162,607
--------------------------------------------------------------------------------
     2,890   American Pharmaceutical
              Partners Inc.(1)                                          97,104
--------------------------------------------------------------------------------
     5,519   Barr Pharmaceuticals Inc.(1)                              424,687
--------------------------------------------------------------------------------
     1,970   Celgene Corp.(1)                                           88,689
--------------------------------------------------------------------------------
    17,966   Eli Lilly and Company                                   1,263,549
--------------------------------------------------------------------------------
     9,117   Forest Laboratories, Inc. Cl A(1)                         563,431
--------------------------------------------------------------------------------
    26,786   Johnson & Johnson                                       1,383,765
--------------------------------------------------------------------------------
    69,944   Pfizer, Inc.                                            2,471,121
--------------------------------------------------------------------------------
    22,967   Teva Pharmaceutical
              Industries Ltd. ADR                                    1,302,459
--------------------------------------------------------------------------------
     5,300   Wyeth                                                     224,985
--------------------------------------------------------------------------------
                                                                     7,982,397
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT - 0.6%
--------------------------------------------------------------------------------
     3,241   Garmin Ltd.                                               176,570
--------------------------------------------------------------------------------
    10,499   UTStarcom Inc.(1)                                         389,198
--------------------------------------------------------------------------------
                                                                       565,768
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION - 2.3%
--------------------------------------------------------------------------------
     1,730   Anadarko Petroleum Corp.                                   88,247
--------------------------------------------------------------------------------
     6,613   Apache Corp.                                              536,314
--------------------------------------------------------------------------------
     1,800   BP plc ADR                                                 88,830
--------------------------------------------------------------------------------
     3,826   Burlington Resources, Inc.                                211,884
--------------------------------------------------------------------------------
     1,010   ChevronTexaco Corp.                                        87,254
--------------------------------------------------------------------------------
    21,870   Exxon Mobil Corp.                                         896,670
--------------------------------------------------------------------------------
     5,140   Occidental Petroleum Corp.                                217,114
--------------------------------------------------------------------------------
                                                                     2,126,313
--------------------------------------------------------------------------------
ENTERTAINMENT - 1.3%
--------------------------------------------------------------------------------
    20,649   Carnival Corporation                                      820,385
--------------------------------------------------------------------------------
     8,152   Viacom, Inc. Cl B                                         361,786
--------------------------------------------------------------------------------
                                                                     1,182,171
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 4.6%
--------------------------------------------------------------------------------
    19,187   American Express Co.                                      925,389
--------------------------------------------------------------------------------
    48,413   General Electric Co.                                    1,499,834
--------------------------------------------------------------------------------
     8,440   Marsh & McLennan
             Companies, Inc.                                           404,192
--------------------------------------------------------------------------------
    18,935   MBNA Corporation                                          470,535
--------------------------------------------------------------------------------
    23,740   SLM Corporation                                           894,523
--------------------------------------------------------------------------------
                                                                     4,194,473
--------------------------------------------------------------------------------

See Notes to Financial Statements.                        (continued)

------
5

VP Ultra - Schedule of Investments

DECEMBER 31, 2003

Shares                                                        Value
--------------------------------------------------------------------------------
FOOD & BEVERAGE - 1.9%
--------------------------------------------------------------------------------
    15,532    Coca-Cola Company (The)                            $     788,249
--------------------------------------------------------------------------------
    20,655    PepsiCo, Inc.                                            962,936
--------------------------------------------------------------------------------
                                                                     1,751,185
--------------------------------------------------------------------------------
GROCERY STORES - 0.3%
--------------------------------------------------------------------------------
     4,491    Whole Foods Market, Inc.(1)                              301,481
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT - 0.2%
--------------------------------------------------------------------------------
     1,820    United Technologies Corp.                                172,481
--------------------------------------------------------------------------------
HOME PRODUCTS - 2.5%
--------------------------------------------------------------------------------
     3,386    Alberto-Culver Company Cl B                              213,589
--------------------------------------------------------------------------------
     4,779    Avon Products, Inc.                                      322,535
--------------------------------------------------------------------------------
     7,305    Colgate-Palmolive Co.                                    365,615
--------------------------------------------------------------------------------
    13,290    Procter & Gamble Co. (The)                             1,327,405
--------------------------------------------------------------------------------
                                                                     2,229,144
--------------------------------------------------------------------------------
INDUSTRIAL PARTS - 1.1%
--------------------------------------------------------------------------------
    36,180    Tyco International Ltd.                                  958,770
--------------------------------------------------------------------------------
INFORMATION SERVICES - 6.4%
--------------------------------------------------------------------------------
    15,571    Accenture Ltd. Cl A(1)                                   409,829
--------------------------------------------------------------------------------
    14,238    Apollo Group Inc. Cl A(1)                                968,184
--------------------------------------------------------------------------------
    21,922    Checkfree Corp.(1)                                       606,143
--------------------------------------------------------------------------------
     8,716    Cognizant Technology
              Solutions Corporation(1)                                 397,798
--------------------------------------------------------------------------------
     8,919    Corinthian Colleges, Inc.(1)                             495,540
--------------------------------------------------------------------------------
    24,540    First Data Corp.                                       1,008,349
--------------------------------------------------------------------------------
     7,778    Moody's Corp.                                            470,958
--------------------------------------------------------------------------------
    14,462    Paychex, Inc.                                            537,986
--------------------------------------------------------------------------------
     7,896    Sina Corp.(1)                                            266,490
--------------------------------------------------------------------------------
     6,816    SunGard Data Systems Inc.(1)                             188,871
--------------------------------------------------------------------------------
    23,787    WebMD Corporation(1)                                     213,845
--------------------------------------------------------------------------------
     5,675    Weight Watchers
              International Inc.(1)                                    217,750
--------------------------------------------------------------------------------
                                                                     5,781,743
--------------------------------------------------------------------------------
INTERNET - 5.9%
--------------------------------------------------------------------------------
    12,919    Amazon.com, Inc.(1)                                      680,056
--------------------------------------------------------------------------------
     3,356    Digital River Inc.(1)                                     74,168
--------------------------------------------------------------------------------
    14,034    eBay Inc.(1)                                             906,456
--------------------------------------------------------------------------------
    66,990    InterActiveCorp(1)                                     2,272,971
--------------------------------------------------------------------------------
     5,812    Netflix Inc.(1)                                          317,858
--------------------------------------------------------------------------------
    29,677    VeriSign, Inc.(1)                                        483,735
--------------------------------------------------------------------------------
    13,045    Yahoo! Inc.(1)                                           589,243
--------------------------------------------------------------------------------
                                                                     5,324,487
--------------------------------------------------------------------------------
LEISURE - 0.4%
--------------------------------------------------------------------------------
    10,431    International Game Technology                            372,386
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE - 0.4%
--------------------------------------------------------------------------------
     6,289    Aflac Inc.                                               227,536
--------------------------------------------------------------------------------
     2,186    Ambac Financial Group, Inc.                              151,687
--------------------------------------------------------------------------------
                                                                       379,223
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
MEDIA - 2.3%
--------------------------------------------------------------------------------
     4,398  Clear Channel
            Communications, Inc.                                       205,958
--------------------------------------------------------------------------------
     9,360   Comcast Corporation(1)                                    307,663
--------------------------------------------------------------------------------
     5,694   Disney (Walt) Co.                                         132,841
--------------------------------------------------------------------------------
     8,775   EchoStar
             Communications Corp. Cl A(1)                              298,350
--------------------------------------------------------------------------------
     1,710   Getty Images Inc.(1)                                       85,722
--------------------------------------------------------------------------------
    10,484   TiVo Inc.(1)                                               77,582
--------------------------------------------------------------------------------
    11,217   Univision
              Communications Inc. Cl A(1)                              445,203
--------------------------------------------------------------------------------
    19,221   XM Satellite
              Radio Holdings Inc.(1)                                   506,666
--------------------------------------------------------------------------------
                                                                     2,059,985
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES - 6.9%
--------------------------------------------------------------------------------
    11,111   Affymetrix Inc.(1)                                        273,442
--------------------------------------------------------------------------------
     6,817   Alcon, Inc.                                               412,701
--------------------------------------------------------------------------------
     7,560   Baxter International, Inc.                                230,731
--------------------------------------------------------------------------------
     8,353   Biomet Inc.                                               304,133
--------------------------------------------------------------------------------
    38,563   Boston Scientific Corp.(1)                              1,417,577
--------------------------------------------------------------------------------
     4,065   Inamed Corp.(1)                                           195,364
--------------------------------------------------------------------------------
     4,187   Invitrogen Corp.(1)                                       293,090
--------------------------------------------------------------------------------
    25,485   Medtronic, Inc.                                         1,238,826
--------------------------------------------------------------------------------
     1,858   Patterson Dental Co.(1)                                   119,209
--------------------------------------------------------------------------------
     5,666   St. Jude Medical, Inc.(1)                                 347,609
--------------------------------------------------------------------------------
     7,696   Varian Medical Systems, Inc.(1)                           531,794
--------------------------------------------------------------------------------
    10,034   Waters Corp.(1)                                           332,727
--------------------------------------------------------------------------------
     5,915   Zimmer Holdings Inc.(1)                                   416,416
--------------------------------------------------------------------------------
                                                                     6,113,619
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES - 1.6%
--------------------------------------------------------------------------------
     1,945   HCA Inc.                                                   83,557
--------------------------------------------------------------------------------
     4,744   Health Management
              Associates, Inc. Cl A                                    113,856
--------------------------------------------------------------------------------
    22,167   UnitedHealth Group Incorporated                         1,289,676
--------------------------------------------------------------------------------
                                                                     1,487,089
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS - 1.1%
--------------------------------------------------------------------------------
     6,860   China Yuchai
             International Limited(1)                                  209,916
--------------------------------------------------------------------------------
    16,431   Harley-Davidson, Inc.                                     780,965
--------------------------------------------------------------------------------
                                                                       990,881
--------------------------------------------------------------------------------
OIL SERVICES - 0.4%
--------------------------------------------------------------------------------
     2,720   Baker Hughes Inc.                                          87,475
--------------------------------------------------------------------------------
     5,630   Schlumberger Ltd.                                         308,074
--------------------------------------------------------------------------------
                                                                       395,549
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE - 3.8%
--------------------------------------------------------------------------------
    22,145   American International Group, Inc.                      1,467,771
--------------------------------------------------------------------------------
       610   Berkshire Hathaway Inc. Cl B(1)                         1,717,149
--------------------------------------------------------------------------------
     2,530   Progressive Corp.                                         211,483
--------------------------------------------------------------------------------
                                                                     3,396,403
--------------------------------------------------------------------------------

See Notes to Financial Statements.                         (continued)

------
6

VP Ultra - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                Value
--------------------------------------------------------------------------------
PUBLISHING - 1.0%
--------------------------------------------------------------------------------
     4,406    Gannett Co., Inc.                                  $     392,839
--------------------------------------------------------------------------------
     7,911    McGraw-Hill
              Companies, Inc. (The)                                    553,137
--------------------------------------------------------------------------------
                                                                       945,976
--------------------------------------------------------------------------------
RESTAURANTS - 2.9%
--------------------------------------------------------------------------------
     9,830    Applebee's International Inc.                            386,024
--------------------------------------------------------------------------------
     8,681    Brinker International, Inc.(1)                           287,862
--------------------------------------------------------------------------------
    10,187    Cheesecake Factory Inc.(1)                               448,534
--------------------------------------------------------------------------------
     7,306    Krispy Kreme Doughnuts, Inc.(1)                          267,400
--------------------------------------------------------------------------------
     6,379    PF Chang's China Bistro, Inc.(1)                         324,564
--------------------------------------------------------------------------------
    19,772    Starbucks Corporation(1)                                 653,662
--------------------------------------------------------------------------------
     6,556    Wendy's International, Inc.                              257,257
--------------------------------------------------------------------------------
                                                                     2,625,303
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT - 2.0%
--------------------------------------------------------------------------------
     2,430    Chicago Mercantile Exchange                              175,835
--------------------------------------------------------------------------------
     4,572    Goldman Sachs Group, Inc. (The)                          451,394
--------------------------------------------------------------------------------
     1,523    Legg Mason, Inc.                                         117,545
--------------------------------------------------------------------------------
     9,094    Merrill Lynch & Co., Inc.                                533,363
--------------------------------------------------------------------------------
    11,902    T. Rowe Price Group Inc.                                 564,273
--------------------------------------------------------------------------------
                                                                     1,842,410
--------------------------------------------------------------------------------
SEMICONDUCTOR - 4.9%
--------------------------------------------------------------------------------
     7,174    Analog Devices, Inc.                                     327,493
--------------------------------------------------------------------------------
    16,740    Applied Materials, Inc.(1)                               375,813
--------------------------------------------------------------------------------
    51,830    Intel Corp.                                            1,668,926
--------------------------------------------------------------------------------
     2,974    KLA-Tencor Corp.(1)                                      174,485
--------------------------------------------------------------------------------
     5,859    Maxim Integrated Products, Inc.                          291,778
--------------------------------------------------------------------------------
    18,511    Microchip Technology Inc.                                617,527
--------------------------------------------------------------------------------
    12,213    QUALCOMM Inc.                                            658,647
--------------------------------------------------------------------------------
     8,650    Taiwan Semiconductor
              Manufacturing Co. Ltd. ADR(1)                             88,576
--------------------------------------------------------------------------------
     5,665    Xilinx, Inc.(1)                                          219,462
--------------------------------------------------------------------------------
                                                                     4,422,707
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------
SPECIALTY STORES - 3.6%
--------------------------------------------------------------------------------
     7,848   Bed Bath & Beyond Inc.(1)                                 340,211
--------------------------------------------------------------------------------
     2,619   CDW Corp.                                                 151,273
--------------------------------------------------------------------------------
     1,280   Dick's Sporting Goods Inc.(1)                              62,285
--------------------------------------------------------------------------------
    22,531   Home Depot, Inc.                                          799,625
--------------------------------------------------------------------------------
    15,732   Lowe's Companies, Inc.                                    871,395
--------------------------------------------------------------------------------
     5,336   Michaels Stores, Inc.                                     235,851
--------------------------------------------------------------------------------
    14,435   Petsmart Inc.                                             343,553
--------------------------------------------------------------------------------
    13,662   Walgreen Co.                                              497,024
--------------------------------------------------------------------------------
                                                                     3,301,217
--------------------------------------------------------------------------------
TOBACCO - 0.8%
--------------------------------------------------------------------------------
    13,562   Altria Group Inc.                                         738,044
--------------------------------------------------------------------------------
TRUCKING & SHIPPING &
AIR FREIGHT - 1.6%
--------------------------------------------------------------------------------
     1,948   C.H. Robinson Worldwide, Inc.                              73,849
--------------------------------------------------------------------------------
     8,643   Expeditors International of
             Washington, Inc.                                          325,495
--------------------------------------------------------------------------------
     7,407   FedEx Corporation                                         499,973
--------------------------------------------------------------------------------
     7,352   United Parcel Service, Inc. Cl B                          548,091
--------------------------------------------------------------------------------
                                                                     1,447,408
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS - 1.1%
--------------------------------------------------------------------------------
    26,749   Nextel Communications, Inc.(1)                            750,577
--------------------------------------------------------------------------------
     3,482   NII Holdings Inc. Cl B(1)                                 259,862
--------------------------------------------------------------------------------
                                                                     1,010,439
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $72,983,688)                                                  87,748,636
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 3.1%

Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a joint trading
account at 0.76%, dated 12/31/03, due 1/2/04
(Delivery value $2,800,118)
(Cost $2,800,000)                                                    2,800,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES - 100.0%
(Cost $75,783,688)                                                 $90,548,636
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
(1) Non-income producing.

See Notes to Financial Statements.

------
7

Statement of Assets and Liabilities

DECEMBER 31, 2003

ASSETS
Investment securities, at value (cost of $75,783,688)              $90,548,636
-----------------------------------------------------------------
Cash                                                                 1,332,841
-----------------------------------------------------------------
Receivable for investments sold                                         34,644
-----------------------------------------------------------------
Dividends and interest receivable                                       46,027
--------------------------------------------------------------------------------
                                                                    91,962,148
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                    1,353,181
-----------------------------------------------------------------
Accrued management fees                                                 69,864
-----------------------------------------------------------------
Distribution fees payable                                                5,091
--------------------------------------------------------------------------------
                                                                     1,428,136
--------------------------------------------------------------------------------
NET ASSETS                                                         $90,534,012
================================================================================

NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                            $87,869,516
-----------------------------------------------------------------
Accumulated net realized loss on investment transactions           (12,100,452)
-----------------------------------------------------------------
Net unrealized appreciation on investments                          14,764,948
--------------------------------------------------------------------------------
                                                                   $90,534,012
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $63,364,121
-----------------------------------------------------------------
Shares outstanding                                                   6,903,246
-----------------------------------------------------------------
Net asset value per share                                                $9.18
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $26,831,090
-----------------------------------------------------------------
Shares outstanding                                                   2,927,621
-----------------------------------------------------------------
Net asset value per share                                                $9.16
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                            $338,801
-----------------------------------------------------------------
Shares outstanding                                                      36,933
-----------------------------------------------------------------
Net asset value per share                                                $9.17
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
8

Statement of Operations

YEAR ENDED DECEMBER 31, 2003

INVESTMENT LOSS

INCOME:
-----------------------------------------------------------------
Dividends                                                          $   463,311
-----------------------------------------------------------------
Interest                                                                12,351
--------------------------------------------------------------------------------
                                                                       475,662
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                        544,163
-----------------------------------------------------------------
Distribution fees - Class II                                            26,362
-----------------------------------------------------------------
Directors' fees and expenses                                               848
-----------------------------------------------------------------
Other expenses                                                           2,243
--------------------------------------------------------------------------------
                                                                       573,616
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                    (97,954)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investment transactions                        (1,499,811)
-----------------------------------------------------------------
Change in net unrealized appreciation on investments                14,205,765
-------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    12,705,954
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $12,608,000
================================================================================

See Notes to Financial Statements.

------
9

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                 2003            2002

OPERATIONS

Net investment income (loss)                     $    (97,954)     $   61,911
-----------------------------------------------
Net realized loss                                  (1,499,811)     (9,665,513)
-----------------------------------------------
Change in net unrealized appreciation              14,205,765         351,466
--------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations                   12,608,000      (9,252,136)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
-----------------------------------------------
  Class I                                                --           (71,426)
-----------------------------------------------
  Class II                                               --            (1,913)
-----------------------------------------------
  Class III                                              --              (469)
--------------------------------------------------------------------------------
Decrease in net assets from distributions                --           (73,808)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase in net assets from
capital share transactions                         43,412,278      13,038,962
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                         56,020,278       3,713,018

NET ASSETS

Beginning of period                                34,513,734      30,800,716
--------------------------------------------------------------------------------
End of period                                     $90,534,012      $34,513,73
================================================================================

See Notes to Financial Statements.

------
10

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Ultra Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is to seek capital growth. The fund pursues its objective by investing primarily in equity securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code.
Accordingly, no provision has been made for federal or state income taxes.

                                                                   (continued)

------
11

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

At December 31, 2003, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $9,524,886 (expiring in 2009 through 2011), which may be used to offset future taxable gains.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. These redemption fees are recorded as a reduction in the cost of shares redeemed.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month. The annual management fee schedule for the fund is as follows:

                                    CLASS I      CLASS II       CLASS III
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $20 billion                   1.00%          0.90%          1.00%
--------------------------------------------------------------------------------
Over $20 billion                    0.95%          0.85%          0.95%
--------------------------------------------------------------------------------

The effective annual management fee for the year ended December 31, 2003, was
1.00%, 0.90%, and 1.00% for Class I, Class II, and Class III, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the year ended December 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

                                                                    (continued)

------
12

Notes to Financial Statements

DECEMBER 31, 2003

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2003, were $101,840,141 and $60,956,777, respectively.

As of December 31, 2003, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal income tax purposes was as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $78,359,254
================================================================================
Gross tax appreciation of investments                              $12,699,907
----------------------------------------------------------------
Gross tax depreciation of investments                                (510,525)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $12,189,382
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                       SHARES        AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                                   200,000,000
================================================================================
Sold                                                  5,770,133    $47,241,80
---------------------------------------------------------
Redeemed                                             (3,171,928)  (25,533,066)
--------------------------------------------------------------------------------
Net increase                                          2,598,205    $21,708,74
================================================================================
YEAR ENDED DECEMBER 31, 2002
SHARES AUTHORIZED                                   200,000,000
================================================================================
Sold                                                  4,383,009    $35,063,86
---------------------------------------------------------
Issued in reinvestment of distributions                   9,256        71,426
---------------------------------------------------------
Redeemed                                             (3,320,049)  (25,208,025)
--------------------------------------------------------------------------------
Net increase                                          1,072,216   $ 9,927,267
================================================================================

                                                                   (continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2003

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                    SHARES        AMOUNT
------------------------------------------------------------------------------
CLASS II
------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                               100,000,000
==============================================================================
Sold                                              2,790,207    $23,622,206
-----------------------------------------------
Redeemed                                           (221,397)    (1,930,685)
------------------------------------------------------------------------------
Net increase                                      2,568,810    $21,691,521
==============================================================================
PERIOD ENDED DECEMBER 31, 2002(1)
SHARES AUTHORIZED                                100,000,000
==============================================================================
Sold                                                425,523     $3,344,653
-----------------------------------------------
Issued in reinvestment of distributions                 257          1,913
-----------------------------------------------
Redeemed                                            (66,969)      (503,168)
------------------------------------------------------------------------------
Net increase                                        358,811     $2,843,398
==============================================================================
CLASS III
------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                                100,000,000
==============================================================================
Sold                                                 43,265       $342,306
-----------------------------------------------
Redeemed                                            (41,359)      (330,292) (2)
------------------------------------------------------------------------------
Net increase                                          1,906      $  12,014
==============================================================================
PERIOD ENDED DECEMBER 31, 2002(3)
SHARES AUTHORIZED                               100,000,000
==============================================================================
Sold                                                 38,065       $291,900
-----------------------------------------------
Issued in reinvestment of distributions                  63            469
-----------------------------------------------
Redeemed                                             (3,101)       (24,072)
------------------------------------------------------------------------------
Net increase                                         35,027       $268,297
==============================================================================

(1) May 1, 2002 (commencement of sale) through December 31, 2002.
(2) Net of redemption fees of $716.
(3) May 13, 2002 (commencement of sale) through December 31, 2002.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2003.

------
14

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                          CLASS I
--------------------------------------------------------------------------------
                                               2003       2002        2001(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period          $7.35      $9.53       $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
-------------------------------------------
  Net Investment Income (Loss)(2)             (0.01)      0.02           --(3)
-------------------------------------------
  Net Realized and Unrealized Gain (Loss)      1.84      (2.18)       (0.47)
--------------------------------------------------------------------------------
  Total From Investment Operations             1.83      (2.16)       (0.47)
--------------------------------------------------------------------------------
Distributions
-------------------------------------------
  From Net Investment Income                      --     (0.02)          --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $9.18      $7.35        $9.53
================================================================================
  TOTAL RETURN(4)                             24.90%    (22.71)%      (4.70)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                             1.01%      1.00%        1.00%(5)
-------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                         (0.15)%     0.19%        0.16%(5)
-------------------------------------------
Portfolio Turnover Rate                         111%       168%          48%
-------------------------------------------
Net Assets, End of Period (in thousands)     $63,364    $31,621      $30,801
--------------------------------------------------------------------------------

(1) May 1, 2001 (inception) through December 31, 2001.
(2) Computed using average shares outstanding throughout the period.
(3) Per-share amount was less than $0.005.
(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
15

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                               CLASS II
--------------------------------------------------------------------------------
                                                            2003      2002(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period                        $7.34      $9.16
-------------------------------------------------------------------------------
Income From Investment Operations
---------------------------------------------------------
  Net Investment Income (Loss)(2)                           (0.03)        --(3)
---------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    1.85      (1.81)
-------------------------------------------------------------------------------
  Total From Investment Operations                           1.82      (1.81)
-------------------------------------------------------------------------------
Distributions
---------------------------------------------------------
  From Net Investment Income                                  --       (0.01)
-------------------------------------------------------------------------------
Net Asset Value, End of Period                              $9.16      $7.34
===============================================================================
  TOTAL RETURN(4)                                           24.80%    (19.80)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                                           1.16%      1.15%(5)
---------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                       (0.30)%     0.07%(5)
---------------------------------------------------------
Portfolio Turnover Rate                                       111%       168%(6)
---------------------------------------------------------
Net Assets, End of Period (in thousands)                   $26,831     $2,635
-------------------------------------------------------------------------------

(1) May 1, 2002 (commencement of sale) through December 31, 2002.
(2) Computed using average shares outstanding throughout the period.
(3) Per-share amount was less than $0.005.
(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(5) Annualized.
(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
16

VP Ultra - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                                CLASS III
--------------------------------------------------------------------------------
                                                          2003       2002(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period                     $7.34        $9.08
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------------------------
  Net Investment Income (Loss)(2)                        (0.02)        0.01
------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                 1.85        (1.74)
--------------------------------------------------------------------------------
  Total From Investment Operations                        1.83        (1.73)
--------------------------------------------------------------------------------
Distributions
------------------------------------------------------
  From Net Investment Income                                --        (0.01)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                           $9.17        $7.34
================================================================================
  TOTAL RETURN(3)                                        24.93%      (19.02)%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to
Average Net Assets                                        1.01%        1.00%(4)
------------------------------------------------------
Ratio of Net Investment Income (Loss)
to Average Net Assets                                    (0.15)%       0.14%(4)
------------------------------------------------------
Portfolio Turnover Rate                                     111%        168%(5)
------------------------------------------------------
Net Assets, End of Period (in thousands)                    $339        $257
--------------------------------------------------------------------------------

(1) May 13, 2002 (commencement of sale) through December 31, 2002.
(2) Computed using average shares outstanding throughout the period.
(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.
(4) Annualized.
(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
17

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century Variable Portfolios, Inc:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Ultra Fund, (the "Fund"), one of the funds comprising American Century Variable Portfolios, Inc., as of December 31, 2003,
and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Ultra Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2004

------
18

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.
The directors serve in this capacity for five registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 22
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director Emeritus(1)
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeo
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1) Dr. Robert Doering resigned as full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

                                                                   (continued)

------
19

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company  of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
and J.D.  Edwards & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (66), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint  Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(November 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 44
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 12
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present);  Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                   (continued)

------
20

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present);  Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer,  American Century Employee
Benefit Services, Inc. (December 2000 to December 2003); Treasurer,  American
Century Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-6488.

------
21

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares. However, Class III shares have a 1.00% redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
22

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
23

Notes

------
24

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0402                             American Century Investment Services, Inc.
SH-ANN-36967                     (c)2004 American Century Services Corporation

[front cover]

December 31, 2003

American Century Variable Portfolios
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of rock formation]

VP Balanced

                                  [american century logo and text logo (reg.sm)]

[inside front cover - blank]

VP BALANCED

Schedule of Investments                                                     5

FINANCIAL STATEMENTS

OTHER INFORMATION
Management...............................................................  20
Additional Information...................................................  23

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Balanced - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2003
                                 --------------------------------
                                      AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                          SINCE      INCEPTION
                       1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
--------------------------------------------------------------------------------
VP BALANCED            19.46%     2.23%       7.43%      7.83%         5/1/91
--------------------------------------------------------------------------------
BLENDED INDEX          18.49%     2.67%       9.75%     10.12%(1)        --
--------------------------------------------------------------------------------
S&P 500 INDEX          28.68%    -0.57%      11.07%     11.22%(1)        --
--------------------------------------------------------------------------------
LEHMAN BROTHERS U.S.
AGGREGATE INDEX         4.10%     6.62%       6.95%      7.76%(1)        --
--------------------------------------------------------------------------------

(1) Since 4/30/91, the date nearest the fund's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
--------------------------------------------------------------------------------------------
               1994    1995    1996    1997    1998    1999    2000    2001    2002    2003
--------------------------------------------------------------------------------------------
VP Balanced    0.61%  21.12%  12.21%  15.81%  15.77%  10.06%  -2.65%  -3.54%  -9.56%  19.46%
--------------------------------------------------------------------------------------------
Blended Index -0.33%  29.66%  14.97%  23.62%  20.99%  12.00%  -1.00%  -3.71%  -9.82%  18.49%
--------------------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

VP Balanced - Portfolio Commentary

BY JEFF TYLER (EQUITY TEAM LEADER) AND JEFF HOUSTON (FIXED-INCOME TEAM LEADER)

PERFORMANCE SUMMARY

VP Balanced returned 19.46% in 2003, better than the 18.49% return of its blended benchmark (defined on page 23). This performance--VP Balanced's best, in absolute terms, since 1995--reflected the resurgence of the U.S. economy and stock market. The portfolio beat the benchmark primarily because VP Balanced's stock holdings outperformed the benchmark's equity component, the S&P 500
Index.

STOCK MARKET PERSPECTIVE

The S&P 500 returned 28.68% in 2003, its first positive year since 1999 and its best since 1997. Reversing a three-year trend, U.S. stocks generally outperformed investment-grade U.S. bonds in 2003 because of a surge in economic activity. Economic growth (GDP, annual rate) accelerated during the first three quarters of 2003, going from 2.0% in the first quarter to a nearly 20-year high of 8.2% in the third. This was due in part to monetary and fiscal stimulus provided by the Federal Reserve and the government, including low short-term interest rates and tax cuts.

Remarkably, all of the major sectors in the S&P 500 posted positive returns in 2003. The sectors that contributed most to performance were the two largest:
financial (24% average weight, 31% return) and technology (16% average weight,
49% return). The sector that contributed least was telecommunications (7%
return).

STOCK PORTFOLIO PERFORMANCE & STRATEGY REVIEW

VP Balanced's equity holdings returned approximately 31% in 2003. Like the
S&P 500, the financial and technology sectors contributed most to this return. Our stock picks in these two sectors helped the portfolio outperform the
S&P 500. Unlike the index, the sector that contributed least to the portfolio's return was transportation (18% return).

VP BALANCED'S TOP TEN STOCK HOLDINGS
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                       % OF EQUITY              % OF
                                        PORTFOLIO              S&P 500
--------------------------------------------------------------------------------
Intel Corp.                               3.9%                  2.0%
--------------------------------------------------------------------------------
Microsoft Corporation                     3.4%                  2.9%
--------------------------------------------------------------------------------
Pfizer, Inc.                              2.9%                  2.6%
--------------------------------------------------------------------------------
Bank of America Corp.                     2.6%                  1.2%
--------------------------------------------------------------------------------
Citigroup Inc.                            2.3%                  2.4%
--------------------------------------------------------------------------------
Procter & Gamble Co.
(The)                                     2.2%                  1.3%
--------------------------------------------------------------------------------
Time Warner Inc.                          2.1%                  0.8%
--------------------------------------------------------------------------------
Ford Motor Company                        2.1%                  0.3%
--------------------------------------------------------------------------------
Federated Department
Stores, Inc.                              2.0%                  0.1%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                       1.9%                  0.9%
--------------------------------------------------------------------------------

VP BALANCED'S TOP FIVE STOCK INDUSTRIES
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                       % OF EQUITY              % OF
                                        PORTFOLIO              S&P 500
--------------------------------------------------------------------------------
Banks                                     9.6%                 10.1%
--------------------------------------------------------------------------------
Drugs                                     7.6%                  8.4%
--------------------------------------------------------------------------------
Semiconductor                             5.1%                  4.8%
--------------------------------------------------------------------------------
Property & Casualty
Insurance                                 4.2%                  3.1%
--------------------------------------------------------------------------------
Financial Services                        4.0%                  6.2%
--------------------------------------------------------------------------------

                                                                    (continued)

------
3

VP Balanced - Portfolio Commentary

The goal of VP Balanced's equity investment team is to outperform the S&P
500 without taking on significant additional risk, utilizing a two-step process that uses computer models as key tools in our decision making. The process contributed most to performance (compared with the index) in consumer cyclical stocks; those, for example, of auto, construction, and clothing companies that tend to move in synch with the economy's ups and downs.

Our investment process and stock selection resulted in an overweight, on average, in consumer cyclicals compared with the index (10.5% of the portfolio
vs. 8.5% of the index) and significant outperformance for that sector (a 50%
return in 2003 for the portfolio's holdings compared with 29% for the S&P
500's). An overweight in construction, most notably Centex Corp. (118% return), was largely responsible.

On the other hand, stock selection in consumer services (industries such as media, leisure, restaurants, and hotels) detracted from relative performance.
The biggest detractor was in media, where we underweighted Walt Disney Co. (44%
return) and overweighted two relative underperformers (Hearst-Argyle Television
Inc. and Fox Entertainment Group Inc.).

BOND MARKET PERSPECTIVE & FIXED-INCOME STRATEGY REVIEW

The bond component of VP Balanced's benchmark (the Lehman Brothers U.S.
Aggregate Index, or LBA) returned 4.10% in 2003. The LBA consists primarily of the taxable investment-grade U.S. bond market's three largest sectors:
fixed-rate mortgage-backed securities (MBS), Treasury securities, and corporate bonds.

Corporates (8.24% return) led the LBA in 2003, boosted by companies' balance sheet improvements, stock market performance, declining defaults, and strong demand. MBS and Treasurys lagged, returning 3.07% and 2.24%, respectively.

VP Balanced's bond portfolio is managed with a goal of adding value by modestly overweighting the relatively undervalued, higher-yielding sectors of the market.
Like the LBA, its largest positions were in MBS, corporates, and Treasurys, but unlike the index, the portfolio was typically overweight corporates. Since June
2003, we have scaled back our corporate weighting and added to those of MBS and
Treasurys.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          12/31/03               6/30/03
--------------------------------------------------------------------------------
Common Stocks                               57.6%                 59.9%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                  10.5%                  9.7%
--------------------------------------------------------------------------------
Corporate Bonds                             10.5%                 11.8%
--------------------------------------------------------------------------------
U.S. Treasury Securities                     9.5%                  7.6%
--------------------------------------------------------------------------------
Asset-Backed Securities
and Collateralized
Mortgage Obligations                         3.0%                  5.4%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                            2.7%                  1.4%
--------------------------------------------------------------------------------
Other*                                       6.2%                  4.2%
--------------------------------------------------------------------------------
*Includes temporary cash investments.

KEY FIXED-INCOME PORTFOLIO STATISTICS
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          12/31/03               6/30/03
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   5.1 yrs               5.6 yrs
--------------------------------------------------------------------------------
Average Duration                           4.3 yrs               4.2 yrs
--------------------------------------------------------------------------------

------
4

VP Balanced - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 57.6%

AIRLINES -- 0.1%
--------------------------------------------------------------------------------
           14,287  Southwest Airlines Co.                          $    230,592
--------------------------------------------------------------------------------
ALCOHOL -- 0.1%
--------------------------------------------------------------------------------
            3,920  Adolph Coors Company Cl B                            219,912
--------------------------------------------------------------------------------
BANKS -- 5.5%
--------------------------------------------------------------------------------
           41,765  Bank of America Corp.                              3,359,124
--------------------------------------------------------------------------------
           62,672  Citigroup Inc.                                     3,042,099
--------------------------------------------------------------------------------
           64,068  J.P. Morgan Chase & Co.                            2,353,218
--------------------------------------------------------------------------------
              236  PNC Financial Services Group                          12,916
--------------------------------------------------------------------------------
            5,302  UnionBanCal Corporation                              305,077
--------------------------------------------------------------------------------
           50,542  Wachovia Corp.                                     2,354,752
--------------------------------------------------------------------------------
           10,474  Wells Fargo & Co.                                    616,814
--------------------------------------------------------------------------------
            6,541  Zions Bancorporation                                 401,160
--------------------------------------------------------------------------------
                                                                     12,445,160
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 0.9%
--------------------------------------------------------------------------------
           32,118  Amgen Inc.(1)                                      1,984,892
--------------------------------------------------------------------------------
            1,295  Kos Pharmaceuticals, Inc.(1)                          55,737
--------------------------------------------------------------------------------
                                                                      2,040,629
--------------------------------------------------------------------------------
CHEMICALS -- 0.9%
--------------------------------------------------------------------------------
           42,209  Monsanto Co.                                       1,214,775
--------------------------------------------------------------------------------
           23,122  Sherwin-Williams Co.                                 803,258
--------------------------------------------------------------------------------
                                                                      2,018,033
--------------------------------------------------------------------------------
CLOTHING STORES -- 0.5%
--------------------------------------------------------------------------------
           44,462  Gap, Inc. (The)                                    1,031,963
--------------------------------------------------------------------------------
COMPUTER HARDWARE &
BUSINESS MACHINES -- 1.6%
--------------------------------------------------------------------------------
           76,715  Cisco Systems Inc.(1)                              1,863,407
--------------------------------------------------------------------------------
           18,063  Dell Inc.(1)                                         613,419
--------------------------------------------------------------------------------
           23,379  Hewlett-Packard Co.                                  537,016
--------------------------------------------------------------------------------
           41,824  Western Digital Corp.(1)                             493,105
--------------------------------------------------------------------------------
                                                                      3,506,947
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.0%
--------------------------------------------------------------------------------
          161,295  Microsoft Corporation                              4,442,064
--------------------------------------------------------------------------------
            8,908  Oracle Corp.(1)                                      117,586
--------------------------------------------------------------------------------
                                                                      4,559,650
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.9%
--------------------------------------------------------------------------------
           14,181  KB Home                                            1,028,406
--------------------------------------------------------------------------------
            2,155  NVR, Inc.(1)                                       1,004,230
--------------------------------------------------------------------------------
                                                                      2,032,636
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.3%
--------------------------------------------------------------------------------
           21,923  United Defense Industries,
                   Inc.(1)                                              698,905
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 2.2%
--------------------------------------------------------------------------------
           54,766  Federated Department Stores,
                   Inc.                                               2,581,121
--------------------------------------------------------------------------------
           19,214  May Department Stores Co.
                   (The)                                                558,551
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

           14,646  Saks Incorporated(1)                            $    220,276
--------------------------------------------------------------------------------
           15,842  Sears, Roebuck & Co.                                 720,653
--------------------------------------------------------------------------------
           16,500  Wal-Mart Stores, Inc.                                875,325
--------------------------------------------------------------------------------
                                                                      4,955,926
--------------------------------------------------------------------------------
DIVERSIFIED -- 0.1%
--------------------------------------------------------------------------------
            2,363  Standard and Poor's 500
                   Depositary Receipt                                   262,978
--------------------------------------------------------------------------------
DRUGS -- 4.4%
--------------------------------------------------------------------------------
            3,975  Abbott Laboratories                                  185,235
--------------------------------------------------------------------------------
           35,929  Endo Pharmaceuticals
                   Holdings Inc.(1)                                     691,993
--------------------------------------------------------------------------------
              938  IDEXX Laboratories, Inc.(1)                           43,411
--------------------------------------------------------------------------------
           36,557  Johnson & Johnson                                  1,888,535
--------------------------------------------------------------------------------
           28,196  King Pharmaceuticals, Inc.(1)                        430,271
--------------------------------------------------------------------------------
            7,910  Merck & Co., Inc.                                    365,442
--------------------------------------------------------------------------------
           22,703  Mylan Laboratories Inc.                              573,478
--------------------------------------------------------------------------------
          105,186  Pfizer, Inc.                                       3,716,221
--------------------------------------------------------------------------------
            3,896  Pharmaceutical Resources
                   Inc.(1)                                              253,824
--------------------------------------------------------------------------------
           17,500  Sigma-Aldrich Corp.                                1,000,650
--------------------------------------------------------------------------------
           14,864  Valeant Pharmaceuticals
                   International                                        373,830
--------------------------------------------------------------------------------
            9,195  Wyeth                                                390,328
--------------------------------------------------------------------------------
                                                                      9,913,218
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 2.3%
--------------------------------------------------------------------------------
           92,519  Edison International(1)                            2,028,942
--------------------------------------------------------------------------------
           21,904  Exelon Corporation                                 1,453,549
--------------------------------------------------------------------------------
            7,906  Great Plains Energy Inc.                             251,569
--------------------------------------------------------------------------------
            1,316  PG&E Corp.(1)                                         36,545
--------------------------------------------------------------------------------
           57,176  TXU Corp.                                          1,356,215
--------------------------------------------------------------------------------
                                                                      5,126,820
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 0.5%
--------------------------------------------------------------------------------
           11,465  Benchmark Electronics Inc.(1)                        399,097
--------------------------------------------------------------------------------
           48,164  Sanmina-SCI Corp.(1)                                 607,347
--------------------------------------------------------------------------------
            8,489  Scientific-Atlanta, Inc.                             231,750
--------------------------------------------------------------------------------
                                                                      1,238,194
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 1.8%
--------------------------------------------------------------------------------
           28,233  ChevronTexaco Corp.                                2,439,049
--------------------------------------------------------------------------------
            1,192  Devon Energy Corporation                              68,254
--------------------------------------------------------------------------------
           38,233  Exxon Mobil Corp.                                  1,567,553
--------------------------------------------------------------------------------
                                                                      4,074,856
--------------------------------------------------------------------------------
ENTERTAINMENT -- 0.6%
--------------------------------------------------------------------------------
           21,066  Regal Entertainment Group                            432,274
--------------------------------------------------------------------------------
           20,328  Viacom, Inc. Cl B                                    902,157
--------------------------------------------------------------------------------
                                                                      1,334,431
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 2.3%
--------------------------------------------------------------------------------
           12,837  American Express Co.                                 619,129
--------------------------------------------------------------------------------
           23,003  Block (H & R), Inc.                                1,273,676
--------------------------------------------------------------------------------
           12,473  Fannie Mae                                           936,223
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
5

VP Balanced - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------

           17,336  General Electric Co.                            $    537,069
--------------------------------------------------------------------------------
           66,952  MBNA Corporation                                   1,663,758
--------------------------------------------------------------------------------
            3,981  New Century Financial Corp.                          157,926
--------------------------------------------------------------------------------
                                                                      5,187,781
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.8%
--------------------------------------------------------------------------------
            2,111  Archer-Daniels-Midland Co.                            32,129
--------------------------------------------------------------------------------
            6,914  PepsiAmericas Inc.                                   118,368
--------------------------------------------------------------------------------
           11,987  PepsiCo, Inc.                                        558,834
--------------------------------------------------------------------------------
           90,517  Tyson Foods, Inc. Cl A                             1,198,445
--------------------------------------------------------------------------------
                                                                      1,907,776
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.2%
--------------------------------------------------------------------------------
            1,823  Georgia-Pacific Corp.                                 55,911
--------------------------------------------------------------------------------
           49,151  Louisiana-Pacific Corp.(1)                           878,820
--------------------------------------------------------------------------------
           32,531  United Stationers Inc.(1)                          1,331,169
--------------------------------------------------------------------------------
            5,807  Weyerhaeuser Co.                                     371,648
--------------------------------------------------------------------------------
                                                                      2,637,548
--------------------------------------------------------------------------------
GAS & WATER UTILITIES(2)
--------------------------------------------------------------------------------
            1,309  UGI Corp.                                             44,375
--------------------------------------------------------------------------------
GROCERY STORES -- 0.6%
--------------------------------------------------------------------------------
           51,207  Supervalu Inc.                                     1,464,008
--------------------------------------------------------------------------------
HOME PRODUCTS -- 2.1%
--------------------------------------------------------------------------------
           52,465  Gillette Company                                   1,927,039
--------------------------------------------------------------------------------
           29,044  Procter & Gamble Co. (The)                         2,900,915
--------------------------------------------------------------------------------
                                                                      4,827,954
--------------------------------------------------------------------------------
HOTELS -- 0.4%
--------------------------------------------------------------------------------
           42,375  Cendant Corporation(1)                               943,691
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 1.1%
--------------------------------------------------------------------------------
           20,254  Black & Decker Corporation                           998,927
--------------------------------------------------------------------------------
            2,246  Briggs & Stratton Corp.                              151,380
--------------------------------------------------------------------------------
            1,389  Carlisle Companies, Inc.                              84,535
--------------------------------------------------------------------------------
           11,987  Energizer Holdings, Inc.(1)                          450,232
--------------------------------------------------------------------------------
           28,396  Tyco International Ltd.                              752,494
--------------------------------------------------------------------------------
                                                                      2,437,568
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 1.8%
--------------------------------------------------------------------------------
            7,812  Computer Sciences Corp.(1)                           345,525
--------------------------------------------------------------------------------
           32,324  Convergys Corp.(1)                                   564,377
--------------------------------------------------------------------------------
           25,645  International Business
                   Machines Corp.                                     2,376,778
--------------------------------------------------------------------------------
           30,183  Viad Corp.                                           754,575
--------------------------------------------------------------------------------
                                                                      4,041,255
--------------------------------------------------------------------------------
INTERNET -- 0.2%
--------------------------------------------------------------------------------
           21,767  Earthlink Inc.(1)                                    217,670
--------------------------------------------------------------------------------
            7,629  United Online, Inc.(1)                               128,091
--------------------------------------------------------------------------------
                                                                        345,761
--------------------------------------------------------------------------------
LEISURE -- 0.7%
--------------------------------------------------------------------------------
           29,800  Eastman Kodak Co.                                    764,966
--------------------------------------------------------------------------------
           36,371  Hasbro, Inc.                                         773,975
--------------------------------------------------------------------------------
                                                                      1,538,941
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 1.0%
--------------------------------------------------------------------------------
           45,199  Principal Financial Group                       $  1,494,731
--------------------------------------------------------------------------------
           20,555  Protective Life Corporation                          695,581
--------------------------------------------------------------------------------
                                                                      2,190,312
--------------------------------------------------------------------------------
MEDIA -- 2.2%
--------------------------------------------------------------------------------
           38,240  Disney (Walt) Co.                                    892,139
--------------------------------------------------------------------------------
           30,304  Fox Entertainment Group, Inc.
                   Cl A(1)                                              883,362
--------------------------------------------------------------------------------
           19,237  PanAmSat Corp.(1)                                    414,750
--------------------------------------------------------------------------------
          150,864  Time Warner Inc.(1)                                2,714,043
--------------------------------------------------------------------------------
                                                                      4,904,294
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 0.7%
--------------------------------------------------------------------------------
            1,085  ALARIS Medical Systems, Inc.(1)                       16,503
--------------------------------------------------------------------------------
              241  Bausch & Lomb Inc. Cl A                               12,508
--------------------------------------------------------------------------------
           16,213  Beckman Coulter Inc.                                 824,106
--------------------------------------------------------------------------------
              641  Becton Dickinson & Co.                                26,371
--------------------------------------------------------------------------------
            2,271  Dade Behring Holdings Inc.(1)                         81,166
--------------------------------------------------------------------------------
            9,276  Guidant Corp.                                        558,415
--------------------------------------------------------------------------------
            1,117  Respironics, Inc.(1)                                  50,366
--------------------------------------------------------------------------------
                                                                      1,569,435
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 0.7%
--------------------------------------------------------------------------------
           42,712  Health Net Inc.(1)                                 1,396,683
--------------------------------------------------------------------------------
           11,180  Humana Inc.(1)                                       255,463
--------------------------------------------------------------------------------
              578  McKesson Corp.                                        18,588
--------------------------------------------------------------------------------
                                                                      1,670,734
--------------------------------------------------------------------------------
MINING & METALS -- 0.1%
--------------------------------------------------------------------------------
            7,310  Engelhard Corporation                                218,935
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 1.4%
--------------------------------------------------------------------------------
           10,639  American Axle & Manufacturing
                   Holdings, Inc.(1)                                    430,028
--------------------------------------------------------------------------------
          166,754  Ford Motor Company                                 2,668,064
--------------------------------------------------------------------------------
                                                                      3,098,092
--------------------------------------------------------------------------------
OIL REFINING -- 1.4%
--------------------------------------------------------------------------------
           40,719  Marathon Oil Corp.                                 1,347,392
--------------------------------------------------------------------------------
           34,088  Sunoco, Inc.                                       1,743,601
--------------------------------------------------------------------------------
                                                                      3,090,993
--------------------------------------------------------------------------------
OIL SERVICES -- 0.7%
--------------------------------------------------------------------------------
           30,490  Schlumberger Ltd.                                  1,668,413
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 2.4%
--------------------------------------------------------------------------------
              801  Ace, Ltd.                                             33,177
--------------------------------------------------------------------------------
              715  Allstate Corp.                                        30,759
--------------------------------------------------------------------------------
            3,127  American International Group,
                   Inc.                                                 207,258
--------------------------------------------------------------------------------
           32,889  Berkley (W.R.) Corp.                               1,149,471
--------------------------------------------------------------------------------
           56,547  Fidelity National Financial, Inc.                  2,192,892
--------------------------------------------------------------------------------
           52,809  First American Financial Corp.
                   (The)                                              1,572,124
--------------------------------------------------------------------------------
           11,181  Odyssey Re Holdings Corp.                            252,132
--------------------------------------------------------------------------------
                                                                      5,437,813
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
6

VP Balanced - Schedule of Investments

DECEMBER 31, 2003

Shares                                                                 Value
--------------------------------------------------------------------------------
RAILROADS -- 0.1%
--------------------------------------------------------------------------------
              400  Burlington Northern Santa Fe
                   Corp.                                           $     12,940
--------------------------------------------------------------------------------
            3,386  Union Pacific Corp.                                  235,259
--------------------------------------------------------------------------------
                                                                        248,199
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 0.1%
--------------------------------------------------------------------------------
            6,300  General Growth Properties, Inc.                      174,825
--------------------------------------------------------------------------------
RESTAURANTS -- 0.4%
--------------------------------------------------------------------------------
            1,694  CBRL Group, Inc.                                      64,812
--------------------------------------------------------------------------------
           30,133  McDonald's Corporation                               748,203
--------------------------------------------------------------------------------
                                                                        813,015
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.8%
--------------------------------------------------------------------------------
            1,738  Legg Mason, Inc.                                     134,139
--------------------------------------------------------------------------------
           19,412  Lehman Brothers Holdings Inc.                      1,498,995
--------------------------------------------------------------------------------
            3,276  Merrill Lynch & Co., Inc.                            192,137
--------------------------------------------------------------------------------
                                                                      1,825,271
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 2.9%
--------------------------------------------------------------------------------
           50,713  Avnet Inc.(1)                                      1,098,444
--------------------------------------------------------------------------------
          158,177  Intel Corp.                                        5,093,299
--------------------------------------------------------------------------------
           15,801  Texas Instruments Inc.                               464,233
--------------------------------------------------------------------------------
                                                                      6,655,976
--------------------------------------------------------------------------------
SPECIALTY STORES -- 2.1%
--------------------------------------------------------------------------------
            7,619  Advance Auto Parts(1)                                620,187
--------------------------------------------------------------------------------
           21,081  Barnes & Noble Inc.(1)                               692,511
--------------------------------------------------------------------------------
           51,275  Blockbuster Inc.                                     920,386
--------------------------------------------------------------------------------
           12,882  Claire's Stores Inc.                                 242,697
--------------------------------------------------------------------------------
           20,045  RadioShack Corp.                                     614,981
--------------------------------------------------------------------------------
           34,515  Rent-A-Center Inc.(1)                              1,031,307
--------------------------------------------------------------------------------
           24,330  Staples, Inc.(1)                                     664,209
--------------------------------------------------------------------------------
                                                                      4,786,278
--------------------------------------------------------------------------------
TELEPHONE -- 1.4%
--------------------------------------------------------------------------------
            4,909  AT&T Corp.                                            99,653
--------------------------------------------------------------------------------
           37,893  BellSouth Corp.                                    1,072,372
--------------------------------------------------------------------------------
            3,164  CenturyTel Inc.                                      103,210
--------------------------------------------------------------------------------
           65,694  Sprint Corp.                                       1,078,695
--------------------------------------------------------------------------------
           23,154  Verizon Communications                               812,242
--------------------------------------------------------------------------------
                                                                      3,166,172
--------------------------------------------------------------------------------
THRIFTS -- 0.6%
--------------------------------------------------------------------------------
           34,974  Washington Mutual, Inc.                            1,403,157
--------------------------------------------------------------------------------
TOBACCO -- 1.1%
--------------------------------------------------------------------------------
           25,112  Altria Group Inc.                                  1,366,595
--------------------------------------------------------------------------------
           17,647  R.J. Reynolds Tobacco
                   Holdings, Inc.                                     1,026,173
--------------------------------------------------------------------------------
                                                                      2,392,768
--------------------------------------------------------------------------------
TRUCKING & SHIPPING & AIR FREIGHT -- 0.5%
--------------------------------------------------------------------------------
            1,671  FedEx Corporation                                    112,793
--------------------------------------------------------------------------------
           12,561  United Parcel Service, Inc. Cl B                     936,422
--------------------------------------------------------------------------------
                                                                      1,049,215
--------------------------------------------------------------------------------

Shares/Principal Amount                                                Value
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 1.1%
--------------------------------------------------------------------------------
           15,842  ALLTEL Corp.                                    $    737,920
--------------------------------------------------------------------------------
           64,356  Nextel Communications, Inc.(1)                     1,805,830
--------------------------------------------------------------------------------
                                                                      2,543,750
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $103,740,137)                                                 129,975,155
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) -- 10.5%

      $   204,356  FHLMC, 7.00%, 11/1/13                                218,070
--------------------------------------------------------------------------------
          326,900  FHLMC, 6.50%, 6/1/16                                 346,285
--------------------------------------------------------------------------------
          409,383  FHLMC, 6.50%, 6/1/16                                 433,659
--------------------------------------------------------------------------------
        2,454,703  FHLMC, 5.00%, 11/1/17                              2,502,300
--------------------------------------------------------------------------------
          104,013  FHLMC, 6.50%, 1/1/28                                 109,177
--------------------------------------------------------------------------------
           76,597  FHLMC, 6.50%, 6/1/29                                  80,274
--------------------------------------------------------------------------------
          107,487  FHLMC, 8.00%, 7/1/30                                 115,936
--------------------------------------------------------------------------------
        1,340,000  FHLMC, 5.50%, 12/1/33(4)                           1,356,873
--------------------------------------------------------------------------------
        3,900,000  FNMA, 5.50%, settlement date
                   1/14/04(4)                                         3,951,188
--------------------------------------------------------------------------------
        6,184,700  FNMA, 6.00%, settlement date
                   1/14/04(4)                                         6,393,435
--------------------------------------------------------------------------------
          500,000  FNMA, 7.00%, settlement date
                   1/14/04(4)                                           529,531
--------------------------------------------------------------------------------
          450,068  FNMA, 5.50%, 12/1/08                                 468,611
--------------------------------------------------------------------------------
           24,248  FNMA, 6.50%, 11/1/11                                  25,724
--------------------------------------------------------------------------------
           73,769  FNMA, 6.00%, 4/1/13                                   77,555
--------------------------------------------------------------------------------
           26,886  FNMA, 6.00%, 4/1/13                                   28,266
--------------------------------------------------------------------------------
           55,936  FNMA, 6.00%, 5/1/13                                   58,806
--------------------------------------------------------------------------------
           20,219  FNMA, 6.50%, 6/1/13                                   21,445
--------------------------------------------------------------------------------
           13,278  FNMA, 6.50%, 6/1/13                                   14,083
--------------------------------------------------------------------------------
          149,051  FNMA, 6.50%, 6/1/13                                  158,089
--------------------------------------------------------------------------------
           35,651  FNMA, 6.00%, 7/1/13                                   37,480
--------------------------------------------------------------------------------
          343,609  FNMA, 6.00%, 1/1/14                                  361,240
--------------------------------------------------------------------------------
           63,242  FNMA, 6.50%, 1/1/28                                   66,281
--------------------------------------------------------------------------------
          130,860  FNMA, 7.00%, 1/1/28                                  138,787
--------------------------------------------------------------------------------
          182,226  FNMA, 6.50%, 1/1/29                                  190,803
--------------------------------------------------------------------------------
          157,233  FNMA, 7.50%, 7/1/29                                  168,123
--------------------------------------------------------------------------------
          120,529  FNMA, 7.50%, 9/1/30                                  128,804
--------------------------------------------------------------------------------
          296,639  FNMA, 6.50%, 1/1/32                                  310,250
--------------------------------------------------------------------------------
          940,546  FNMA, 5.50%, 6/1/33                                  953,270
--------------------------------------------------------------------------------
          986,709  FNMA, 5.50%, 8/1/33                                1,000,059
--------------------------------------------------------------------------------
          244,320  GNMA, 7.00%, 4/20/26                                 260,484
--------------------------------------------------------------------------------
          134,159  GNMA, 7.50%, 8/15/26                                 144,356
--------------------------------------------------------------------------------
          113,373  GNMA, 7.00%, 2/15/28                                 121,024
--------------------------------------------------------------------------------
          133,324  GNMA, 7.50%, 2/15/28                                 143,182
--------------------------------------------------------------------------------
          199,383  GNMA, 6.50%, 3/15/28                                 210,518
--------------------------------------------------------------------------------
           87,568  GNMA, 6.50%, 3/15/28                                  92,458
--------------------------------------------------------------------------------
           16,239  GNMA, 6.50%, 5/15/28                                  17,146
--------------------------------------------------------------------------------
           23,152  GNMA, 6.50%, 5/15/28                                  24,445
--------------------------------------------------------------------------------
          165,846  GNMA, 7.00%, 12/15/28                                177,039
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

VP Balanced - Schedule of Investments

DECEMBER 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   103,924  GNMA, 8.00%, 12/15/29                           $    113,077
--------------------------------------------------------------------------------
          619,697  GNMA, 7.00%, 5/15/31                                 660,650
--------------------------------------------------------------------------------
        1,559,225  GNMA, 5.50%, 11/15/32                              1,586,853
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $23,428,919)                                                   23,795,636
--------------------------------------------------------------------------------
CORPORATE BONDS -- 10.5%

APPAREL & TEXTILES(2)
--------------------------------------------------------------------------------
          100,000  Couche-Tard Finance Corp. US
                   L.P., 7.50%, 12/15/13
                   (Acquired 12/11/03, Cost
                   $100,000)(5)                                         105,250
--------------------------------------------------------------------------------
BANKS -- 0.9%
--------------------------------------------------------------------------------
          600,000  Bank of America Corp.,
                   4.375%, 12/1/10                                      602,402
--------------------------------------------------------------------------------
          500,000  Bank of America Corp.,
                   4.75%, 8/15/13                                       491,981
--------------------------------------------------------------------------------
          700,000  Citigroup Inc., 4.125%,
                   6/30/05                                              724,089
--------------------------------------------------------------------------------
          250,000  Wells Fargo & Co., 4.95%,
                   10/16/13                                             249,965
--------------------------------------------------------------------------------
                                                                      2,068,437
--------------------------------------------------------------------------------
CHEMICALS -- 0.2%
--------------------------------------------------------------------------------
          400,000  Crompton Corp., 8.50%,
                   3/15/05                                              420,000
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 0.2%
--------------------------------------------------------------------------------
          350,000  Raytheon Co., 4.85%, 1/15/11                         350,980
--------------------------------------------------------------------------------
DIVERSIFIED -- 2.5%
--------------------------------------------------------------------------------
           16,000  iShares GS $ InvesTop
                   Corporate Bond Fund(6)                             1,772,479
--------------------------------------------------------------------------------
        1,278,000  Lehman Brothers TRAINS(SM),
                   Series 10-2002, 6.96%,
                   1/15/12 (Acquired 5/23/02-
                   8/14/02, Cost $1,324,023)(5)                       1,449,213
--------------------------------------------------------------------------------
          966,000  Lehman Brothers TRAINS(SM),
                   Series L-2002, 7.76%,
                   11/15/31 (Acquired 4/14/03-
                   5/8/03, Cost $1,140,014)(5)                        1,157,981
--------------------------------------------------------------------------------
          968,000  Morgan Stanley TRACERS(SM),
                   7.70%, 3/1/32 (Acquired
                   3/15/02-8/28/02, Cost
                   $1,015,744)(5)                                     1,132,452
--------------------------------------------------------------------------------
                                                                      5,512,125
--------------------------------------------------------------------------------
DRUGS(2)
--------------------------------------------------------------------------------
          100,000  Schering-Plough Corp., 5.30%,
                   12/1/13                                              101,979
--------------------------------------------------------------------------------
ELECTRICAL UTILITY -- 0.6%
--------------------------------------------------------------------------------
          350,000  Progress Energy Inc., 7.10%,
                   3/1/11                                               394,992
--------------------------------------------------------------------------------
          100,000  Tampa Electric Co., 6.375%,
                   8/15/12                                              107,597
--------------------------------------------------------------------------------
          550,000  Virginia Electric and Power
                   Co., 5.75%, 3/31/06                                  589,194
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   250,000  Virginia Electric and Power
                   Co., 5.25%, 12/15/15                            $    251,410
--------------------------------------------------------------------------------
                                                                      1,343,193
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 0.1%
--------------------------------------------------------------------------------
          150,000  XTO Energy Inc., 6.25%,
                   4/15/13                                              158,625
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES -- 0.1%
--------------------------------------------------------------------------------
          250,000  Allied Waste North America,
                   Inc., Series 1998 B, 7.625%,
                   1/1/06                                               264,375
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 1.5%
--------------------------------------------------------------------------------
          250,000  Allstate Financial Global
                   Funding, 4.25%, 9/10/08
                   (Acquired 9/3/03, Cost
                   $249,510)(5)                                         255,962
--------------------------------------------------------------------------------
          450,000  American General Finance
                   Corp., Series 2002 H, 4.50%,
                   11/15/07                                             469,910
--------------------------------------------------------------------------------
        1,000,000  Associates Corp. N.A., 6.00%,
                   7/15/05                                            1,065,411
--------------------------------------------------------------------------------
          200,000  Ford Motor Credit Co., 5.625%,
                   10/1/08                                              205,530
--------------------------------------------------------------------------------
          275,000  Ford Motor Credit Co., 5.80%,
                   1/12/09                                              283,516
--------------------------------------------------------------------------------
          350,000  Ford Motor Credit Co., 7.00%,
                   10/1/13                                              369,791
--------------------------------------------------------------------------------
          200,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                       199,305
--------------------------------------------------------------------------------
          350,000  General Electric Co., 5.00%,
                   2/1/13                                               354,608
--------------------------------------------------------------------------------
          250,000  General Motors Acceptance
                   Corp., VRN, 3.18%, 3/3/04,
                   resets quarterly off the
                   3-month LIBOR plus 2.00%
                   with no caps                                         253,986
--------------------------------------------------------------------------------
                                                                      3,458,019
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.2%
--------------------------------------------------------------------------------
          350,000  Cadbury Schweppes US
                   Finance LLC, 5.125%, 10/1/13
                   (Acquired 9/22/03, Cost
                   $348,026)(5)                                         348,381
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 0.2%
--------------------------------------------------------------------------------
          100,000  Abitibi-Consolidated Finance
                   L.P., 7.875%, 8/1/09                                 108,289
--------------------------------------------------------------------------------
          250,000  International Paper Co., 4.25%,
                   1/15/09                                              251,306
--------------------------------------------------------------------------------
                                                                        359,595
--------------------------------------------------------------------------------
GAS & WATER UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          100,000  CenterPoint Energy Resources
                   Corp., 6.50%, 2/1/08                                 107,223
--------------------------------------------------------------------------------
          150,000  Sempra Energy, 6.00%, 2/1/13                         159,643
--------------------------------------------------------------------------------
                                                                        266,866
--------------------------------------------------------------------------------
GROCERY STORES -- 0.1%
--------------------------------------------------------------------------------
          300,000  Delhaize America Inc., 7.375%,
                   4/15/06                                              324,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

VP Balanced - Schedule of Investments

DECEMBER 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
HOME PRODUCTS -- 0.2%
--------------------------------------------------------------------------------
      $   500,000  Dial Corp., 7.00%, 8/15/06                      $    553,664
--------------------------------------------------------------------------------
HOTELS -- 0.2%
--------------------------------------------------------------------------------
          350,000  MGM Mirage, 6.00%, 10/1/09                           361,375
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 0.1%
--------------------------------------------------------------------------------
          250,000  Quebecor World Inc., 6.125%,
                   11/15/13 (Acquired 10/29/03,
                   Cost $248,128)(5)                                    254,081
--------------------------------------------------------------------------------
LEISURE -- 0.1%
--------------------------------------------------------------------------------
          200,000  Mandalay Resort Group, 6.45%,
                   2/1/06                                               209,500
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE -- 0.1%
--------------------------------------------------------------------------------
          250,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired
                   2/5/03, Cost $249,995)(5)                            252,476
--------------------------------------------------------------------------------
MEDIA -- 1.0%
--------------------------------------------------------------------------------
          450,000  Comcast Cable
                   Communications, 8.375%,
                   5/1/07                                               522,181
--------------------------------------------------------------------------------
          150,000  Comcast Corp., 5.50%,
                   3/15/11                                              156,191
--------------------------------------------------------------------------------
          100,000  COX Communications Inc.,
                   6.75%, 3/15/11                                       113,456
--------------------------------------------------------------------------------
          400,000  CSC Holdings Inc., 7.625%,
                   7/15/18                                              422,000
--------------------------------------------------------------------------------
          250,000  Echostar DBS Corp., 9.375%,
                   2/1/09                                               262,813
--------------------------------------------------------------------------------
          400,000  Liberty Media Corp., VRN,
                   2.67%, 3/15/04, resets
                   quarterly off the 3-month
                   LIBOR plus 1.50% with
                   no caps                                              404,664
--------------------------------------------------------------------------------
          250,000  News America Holdings, 7.75%,
                   1/20/24                                              293,807
--------------------------------------------------------------------------------
                                                                      2,175,112
--------------------------------------------------------------------------------
MINING & METALS -- 0.2%
--------------------------------------------------------------------------------
          350,000  Ball Corp., 7.75%, 8/1/06                            378,000
--------------------------------------------------------------------------------
          100,000  IPSCO Inc., 8.75%, 6/1/13                            111,000
--------------------------------------------------------------------------------
                                                                        489,000
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS -- 0.3%
--------------------------------------------------------------------------------
          625,000  General Motors Corporation,
                   7.20%, 1/15/11                                       688,134
--------------------------------------------------------------------------------
MULTI-INDUSTRY -- 0.1%
--------------------------------------------------------------------------------
          300,000  Hutchison Whampoa
                   International Ltd., 5.45%,
                   11/24/10 (Acquired 11/19/03,
                   Cost $299,223)(5)                                    304,812
--------------------------------------------------------------------------------
OIL REFINING -- 0.1%
--------------------------------------------------------------------------------
          300,000  Kinder Morgan Energy
                   Partners L.P., 5.00%, 12/15/13                       296,616
--------------------------------------------------------------------------------
OIL SERVICES -- 0.2%
--------------------------------------------------------------------------------
          350,000  Pemex Project Funding Master
                   Trust, 7.375%, 12/15/14                              375,375
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 0.1%
--------------------------------------------------------------------------------
      $   250,000  American International Group,
                   4.25%, 5/15/13 (Acquired
                   5/8/03, Cost $248,753)(5)                       $    237,578
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT -- 0.3%
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group Inc.,
                   5.70%, 9/1/12                                        263,187
--------------------------------------------------------------------------------
          250,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                      252,881
--------------------------------------------------------------------------------
          250,000  Morgan Stanley, 4.25%,
                   5/15/10                                              249,993
--------------------------------------------------------------------------------
                                                                        766,061
--------------------------------------------------------------------------------
SPECIALTY STORES -- 0.1%
--------------------------------------------------------------------------------
          150,000  Toys "R" Us, Inc., 7.375%,
                   10/15/18                                             150,229
--------------------------------------------------------------------------------
TELEPHONE -- 0.3%
--------------------------------------------------------------------------------
            5,000  AT&T Corp., 6.00%, 3/15/09                             5,396
--------------------------------------------------------------------------------
          240,000  British Telecommunications plc,
                   7.00%, 5/23/07                                       267,952
--------------------------------------------------------------------------------
           48,000  Comcast Cable
                   Communications Holdings Inc.,
                   8.375%, 3/15/13                                       58,848
--------------------------------------------------------------------------------
          300,000  Verizon New England Inc.,
                   4.75%, 10/1/13                                       291,260
--------------------------------------------------------------------------------
                                                                        623,456
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 0.4%
--------------------------------------------------------------------------------
           50,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                        57,954
--------------------------------------------------------------------------------
          500,000  Telecom Italia Capital, 5.25%,
                   11/15/13 (Acquired 10/22/03,
                   Cost $498,710)(5)                                    502,143
--------------------------------------------------------------------------------
          250,000  Vodafone Group plc, 5.00%,
                   12/16/13                                             249,547
--------------------------------------------------------------------------------
                                                                        809,644
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $22,767,742)                                                   23,628,938
--------------------------------------------------------------------------------
U.S. TREASURY SECURITIES -- 9.5%

        2,800,000  U.S. Treasury Bonds, 5.50%,
                   8/15/28                                            2,917,362
--------------------------------------------------------------------------------
          450,000  U.S. Treasury Bonds, 5.375%,
                   2/15/31                                              469,424
--------------------------------------------------------------------------------
       10,000,000  U.S. Treasury Notes, 1.625%,
                   3/31/05(7)                                        10,037,510
--------------------------------------------------------------------------------
        1,000,000  U.S. Treasury Notes, 2.375%,
                   8/15/06                                            1,005,704
--------------------------------------------------------------------------------
          650,000  U.S. Treasury Notes, 3.00%,
                   2/15/08                                              653,225
--------------------------------------------------------------------------------
        1,250,000  U.S. Treasury Notes, 4.25%,
                   8/15/13                                            1,251,954
--------------------------------------------------------------------------------
        5,150,000  U.S. Treasury Notes, 3.375%,
                   11/15/08                                           5,192,451
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $21,443,510)                                                   21,527,630
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

VP Balanced - Schedule of Investments

DECEMBER 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES -- 2.7%

      $ 2,000,000  FHLB, 1.875%, 6/15/06                           $  1,982,470
--------------------------------------------------------------------------------
        1,300,000  FHLMC, 5.25%, 1/15/06                              1,383,504
--------------------------------------------------------------------------------
        1,600,000  FNMA, 5.50%, 2/15/06                               1,713,734
--------------------------------------------------------------------------------
          500,000  FNMA, 6.625%, 10/15/07                               564,282
--------------------------------------------------------------------------------
          400,000  FNMA, 3.25%, 8/15/08                                 397,240
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
SECURITIES
(Cost $6,031,751)                                                     6,041,230
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(3) -- 1.8%

           70,104  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   Class NOTE, 7.14%, 11/25/33                           70,310
--------------------------------------------------------------------------------
          500,000  Argent Securities Inc., Series
                   2003 W3, Class AF3 SEQ,
                   3.99%, 9/25/30                                       510,629
--------------------------------------------------------------------------------
           77,412  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                        77,599
--------------------------------------------------------------------------------
          226,244  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 2.54%, 1/26/04, resets
                   monthly off the 1-month
                   LIBOR plus 1.40% with a cap
                   of 13.00% (Acquired 6/13/03,
                   Cost $227,145)(5)                                    225,330
--------------------------------------------------------------------------------
          170,626  Bayview Financial Acquisition
                   Trust, Series 2002 DA, Class M1,
                   VRN, 1.99%, 1/25/03, resets
                   monthly off the 1-month
                   LIBOR plus 0.85% with no
                   caps (Acquired 9/19/03, Cost
                   $171,033)(5)                                         170,846
--------------------------------------------------------------------------------
          304,890  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                         309,096
--------------------------------------------------------------------------------
          250,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B, 4.79%,
                   11/15/06                                             257,963
--------------------------------------------------------------------------------
          465,764  Household Mortgage Loan
                   Trust, Series 2002 HC1,
                   Class M, VRN, 1.80%, 1/20/04,
                   resets monthly off the
                   1-month LIBOR plus 0.65%
                   with no caps                                         467,265
--------------------------------------------------------------------------------
          316,005  Household Mortgage Loan
                   Trust, Series 2003 HC2,
                   Class M, VRN, 1.75%, 1/20/04,
                   resets monthly off the
                   1-month LIBOR plus 0.60%
                   with no caps                                         317,950
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $   400,000  Long Beach Mortgage Loan
                   Trust, Series 2001-2, Class M2,
                   VRN, 2.09%, 1/25/04, resets
                   monthly off the 1-month
                   LIBOR plus 0.95% with
                   no caps                                         $    395,618
--------------------------------------------------------------------------------
           69,688  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class X
                   and P, 7.60%, 7/25/33
                   (Acquired 10/29/03, Cost
                   $69,688)(5)                                           69,688
--------------------------------------------------------------------------------
          500,000  Residential Asset Mortgage
                   Products Inc., Series 2003
                   RZ4, Class A4 SEQ, 4.04%,
                   12/25/30                                             499,197
--------------------------------------------------------------------------------
          620,000  Saxon Asset Securities Trust,
                   Series 2003-3, Class AF3,
                   3.60%, 12/25/33                                      625,429
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $3,968,056)                                                     3,996,920
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS(3) -- 1.2%

           17,952  Credit-Based Asset Servicing
                   and Securitization, Series 2001
                   CB2, Class A2F, 5.97%,
                   3/25/19                                               17,947
--------------------------------------------------------------------------------
          568,099  FNMA, Series 2002-87,
                   Class AM SEQ, 5.50%, 6/25/31                         580,408
--------------------------------------------------------------------------------
          602,237  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%,
                   10/15/38                                             622,901
--------------------------------------------------------------------------------
          700,000  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33(4)                                   735,279
--------------------------------------------------------------------------------
          537,450  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                       566,603
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $2,463,954)                                                     2,523,138
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES -- 0.4%

          450,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33                                        411,606
--------------------------------------------------------------------------------
          500,000  New Jersey Turnpike Auth.
                   Rev., Series 2003 B, 4.25%,
                   1/1/16 (AMBAC)                                       470,470
--------------------------------------------------------------------------------
          100,000  Oregon GO, (Taxable Pension),
                   5.89%, 6/1/27                                        103,102
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $1,056,438)                                                       985,178
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

VP Balanced - Schedule of Investments

DECEMBER 31, 2003

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SOVEREIGN GOVERNMENTS &
AGENCIES -- 0.3%

      $   650,000  Province of Ontario, 3.50%,
                   9/17/07
(Cost $647,161)                                                    $    661,159
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS -- 5.5%

Repurchase Agreement, Credit Suisse First
Boston Corp., (U.S. Treasury obligations), in a
joint trading account at 0.83%, dated
12/31/03, due 1/2/04 (Delivery value
$10,700,493)(7)                                                      10,700,000
--------------------------------------------------------------------------------
Repurchase Agreement, State Street Corp.,
(U.S. Treasury obligations), in a joint trading
account at 0.80%, dated 12/31/03, due
1/2/04 (Delivery value $1,800,080)                                    1,800,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $12,500,000)                                                   12,500,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 100.0%
(Cost $198,047,668)                                                $225,634,984
================================================================================
COLLATERAL RECEIVED FOR
SECURITIES LENDING(8)

REPURCHASE AGREEMENTS
--------------------------------------------------------------------------------
Repurchase Agreement, Bank of America
Corp., (U.S. Government Agency obligations),
1.03%, dated 12/31/03, due 1/2/04 (Delivery
value $1,544,037)                                                   $ 1,543,949
--------------------------------------------------------------------------------
Repurchase Agreement, CDC IXIS, (AAA
Asset-Backed securities), 1.05%, dated
12/31/03, due 1/2/04 (Delivery value
$24,001,400)                                                         24,000,000
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs Group
Inc., (Money Market securities), 1.11%, dated
12/30/03, due 1/6/04 (Delivery value
$15,003,238)                                                         15,000,000
--------------------------------------------------------------------------------
                                                                     40,543,949
--------------------------------------------------------------------------------
SHORT-TERM DEBT
--------------------------------------------------------------------------------
       $2,000,000  RACERS(SM), Series 2000-7,
                   Class A3, VRN, 1.37%,
                   1/15/04, resets monthly off
                   the 1-month LIBOR plus
                   0.20% with no caps (Acquired
                   12/1/03, Cost $2,000,000)(5)                       2,000,000
--------------------------------------------------------------------------------
        2,499,622  Westdeutsche Landesbank AG
                   Certificate of Deposit, VRN,
                   1.09%, 1/2/04                                      2,499,622
--------------------------------------------------------------------------------
                                                                      4,499,622
--------------------------------------------------------------------------------
TOTAL COLLATERAL RECEIVED FOR
SECURITIES LENDING
(Cost $45,043,571)                                                  $45,043,571
================================================================================

See Notes to Financial Statements.

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GMAC = General Motors Acceptance Corporation

GNMA = Government National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

MASTR = Mortgage Asset Securitization Transactions, Inc.

RACERS(SM) = Restructured Asset Certificates with  Enhanced Returns resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

TRACERS(SM) = Traded Custody Receipts(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

TRAINS(SM) = Target Return Index Securities(SM). Rate indicated is the weighted-average coupon of the underlying securities held.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2003.

(1) Non-income producing.

(2) Industry is less than 0.05% of total investment securities.

(3) Final maturity indicated, unless otherwise noted.

(4) When-issued security or forward commitment.

(5) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate  value of restricted securities at December 31, 2003, was
    $6,466,193, which represented 3.0% of net assets. The aggregate value of restricted securities purchased by the lending agent with cash collateral received for securities lending at December 31, 2003, was $2,000,000, which represented 0.9% of net assets.

(6) Security is an exchange-traded bond fund. Quantity indicated reflects the number of shares owned.

(7) Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.

(8) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 4 in
    Notes to Financial Statements.)

------
11

Statement of Assets and Liabilities

DECEMBER 31, 2003

ASSETS

Investment securities, at value (cost of $198,047,668) --
including $44,473,852 of securities loaned                         $225,634,984
---------------------------------------------------------
Invested cash collateral received on securities
loaned, at value (cost of $45,043,571)                               45,043,571
---------------------------------------------------------
Cash collateral received on securities loaned                           104,000
---------------------------------------------------------
Cash                                                                    228,059
---------------------------------------------------------
Receivable for investments sold                                       2,561,270
---------------------------------------------------------
Dividends and interest receivable                                       852,989
--------------------------------------------------------------------------------
                                                                    274,424,873
--------------------------------------------------------------------------------

LIABILITIES

Payable for collateral received on securities loaned                 45,147,571
---------------------------------------------------------
Payable for investments purchased                                    14,275,208
---------------------------------------------------------
Accrued management fees                                                 160,986
--------------------------------------------------------------------------------
                                                                     59,583,765
--------------------------------------------------------------------------------
NET ASSETS                                                         $214,841,108
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                                          100,000,000
================================================================================
Outstanding                                                          31,857,273
================================================================================

NET ASSET VALUE PER SHARE                                                 $6.74
================================================================================

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                            $203,190,013
---------------------------------------------------------
Undistributed net investment income                                   3,557,221
---------------------------------------------------------
Accumulated net realized loss on investment transactions            (19,493,442)
---------------------------------------------------------
Net unrealized appreciation on investments                           27,587,316
--------------------------------------------------------------------------------
                                                                   $214,841,108
================================================================================

See Notes to Financial Statements.

------
12

Statement of Operations

YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

INCOME:
---------------------------------------------------------
Interest                                                            $ 3,258,877
---------------------------------------------------------
Dividends (net of foreign taxes withheld of $142)                     2,021,031
---------------------------------------------------------
Securities lending                                                       14,152
--------------------------------------------------------------------------------
                                                                      5,294,060
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                                       1,728,333
---------------------------------------------------------
Directors' fees and expenses                                              2,692
---------------------------------------------------------
Other expenses                                                            2,255
--------------------------------------------------------------------------------
                                                                      1,733,280
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 3,560,780
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN

Net realized gain on investment transactions                          6,802,727
---------------------------------------------------------
Change in net unrealized appreciation
on investments                                                       24,103,826
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN                                     30,906,553
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                                           $34,467,333
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                       2003           2002

OPERATIONS

Net investment income                              $  3,560,780    $  4,910,186
--------------------------------------------
Net realized gain (loss)                              6,802,727     (15,465,505)
--------------------------------------------
Change in net unrealized appreciation                24,103,826     (10,765,976)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                            34,467,333     (21,321,295)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income                           (4,906,041)     (5,702,062)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS

Proceeds from shares sold                            22,770,347      18,467,508
----------------------------------------------
Proceeds from reinvestment of distributions           4,906,041       5,702,062
----------------------------------------------
Payments for shares redeemed                        (23,841,870)    (43,216,685)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                       3,834,518     (19,047,115)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS                33,395,810     (46,070,472)

NET ASSETS

Beginning of period                                 181,445,298     227,515,770
--------------------------------------------------------------------------------
End of period                                      $214,841,108    $181,445,298
================================================================================

Undistributed net investment income                  $3,557,221      $4,902,524
================================================================================

TRANSACTIONS IN SHARES OF THE FUND

Sold                                                  3,688,491       3,016,140
----------------------------------------------
Issued in reinvestment of distributions                 905,174         884,041
----------------------------------------------
Redeemed                                             (3,953,954)     (7,225,703)
--------------------------------------------------------------------------------
Net increase (decrease) in shares of the fund           639,711      (3,325,522)
================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Balanced Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940
Act. The fund's investment objective is capital growth and current income. The fund seeks to achieve its investment objective by investing approximately 60% of the fund's assets in common stocks that are considered by management to have better than average prospects for appreciation and the remaining assets in bonds and other fixed income securities. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service or at amortized cost, which approximates fair value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

                                                                     (continued)

------
15

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $17,583,089 (expiring in 2009 through 2010), which may be used to offset future taxable gains.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month.

The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $250 million                                                      0.90%
--------------------------------------------------------------------------------
Next $250 million                                                       0.85%
--------------------------------------------------------------------------------
Over $500 million                                                       0.80%
--------------------------------------------------------------------------------

The effective annual management fee for the year ended December 31, 2003 was
0.90%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the year ended December 31, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement and securities lending agreement with JPMorgan Chase
Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

                                                                     (continued)

------
16

Notes to Financial Statements

DECEMBER 31, 2003

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the year ended December 31, 2003, totaled $270,371,537, of which $119,588,878 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the year ended December 31,
2003, totaled $266,189,659, of which $111,043,155 represented U.S. Treasury and
Agency obligations.

As of December 31, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $199,958,021
================================================================================
Gross tax appreciation of investments                              $26,567,508
----------------------------------------------------------
Gross tax depreciation of investments                                 (890,545)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $25,676,963
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. SECURITIES LENDING

As of December 31, 2003, securities in the fund valued at $44,473,852, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $45,147,571. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited.

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2003.

6. TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $3,517 of qualified dividend income for the fiscal year ended December 31, 2003.

For corporate taxpayers, 15.33% of the ordinary income distributions paid during the fiscal year ended December 31, 2003, qualify for the corporate dividends received deduction.

------
17

VP Balanced - Financial Highlights

FOR A SHARE OUTSTANDING THROUGHOUT THE YEARS ENDED DECEMBER 31
--------------------------------------------------------------------------------
                               2003       2002       2001       2000       1999

PER-SHARE DATA

Net Asset Value,
Beginning of Period           $5.81      $6.59      $7.27      $7.79      $8.34
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income        0.11       0.16       0.17       0.20       0.19
------------------------
  Net Realized and
  Unrealized Gain (Loss)       0.98      (0.77)     (0.42)     (0.40)      0.52
--------------------------------------------------------------------------------
  Total From
  Investment Operations        1.09      (0.61)     (0.25)     (0.20)      0.71
--------------------------------------------------------------------------------
Distributions
-----------------------
  From Net
  Investment Income           (0.16)     (0.17)     (0.20)     (0.20)     (0.16)
------------------------
  From Net
  Realized Gains                --         --       (0.23)     (0.12)     (1.10)
--------------------------------------------------------------------------------
  Total Distributions         (0.16)     (0.17)     (0.43)     (0.32)     (1.26)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $6.74      $5.81      $6.59      $7.27      $7.79
================================================================================
  TOTAL RETURN(1)             19.46%     (9.56)%    (3.54)%    (2.65)%    10.06%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                     0.90%       0.90%      0.90%      0.90%     0.90%
------------------------
Ratio of Net Investment
Income to Average
Net Assets                     1.85%       2.43%      2.41%      2.51%     2.45%
------------------------
Portfolio Turnover Rate         142%        109%       112%        96%       83%
------------------------
Net Assets,
End of Period
(in thousands)              $214,841    $181,445   $227,516   $258,536  $285,072
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

------
18

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century Variable Portfolios, Inc:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Balanced Fund, (the "Fund"), one of the funds comprising American Century Variable Portfolios, Inc., as of December 31, 2003,
and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Balanced Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2004

------
19

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.
The directors serve in this capacity for five registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 22
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director Emeritus(1)
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeon
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1) Dr. Robert Doering resigned as full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr.
    Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of
    $2,500 for his services.

                                                                     (continued)

------
20

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
and J.D. Edwards & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (66), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President--Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance--Global Markets Group, Sprint Corporation
(November 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 44
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 12
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.     (continued)

------
21

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller--Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to December 2003); Treasurer, American
Century Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-6488.

------
22

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Balanced. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly,
60% of the index is represented by the S&P 500 Index, which reflects the approximately 60% of the fund's assets invested in stocks. The remaining 40% of the index is represented by the Lehman Brothers U.S. Aggregate Index, which reflects the roughly 40% of the fund's assets invested in fixed-income securities.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
23

Notes

------
24

[inside back cover - blank]

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0402                                  American Century Investment Services, Inc.
SH-ANN-36962                       (c)2004 American Century Services Corporation

[front cover]

DECEMBER 31, 2003

American Century Variable Portfolios
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

VP Capital Appreciation

                                     [american century logo and text logo ( sm)]

[inside front cover -- blank page]

VP CAPITAL APPRECIATION

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Capital Appreciation - Performance

 TOTAL RETURNS AS OF DECEMBER 31, 2003
                                --------------------------------
                                     AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                       SINCE       INCEPTION
                     1 YEAR     5 YEARS   10 YEARS   INCEPTION       DATE
--------------------------------------------------------------------------------
VP CAPITAL
APPRECIATION         20.47%      4.14%      3.70%      6.96%       11/20/87
--------------------------------------------------------------------------------
RUSSELL MIDCAP
GROWTH INDEX         42.71%      2.01%      9.40%     12.81%(1)       --
--------------------------------------------------------------------------------

(1) Since 11/30/87, the date nearest the fund's inception for which data are available.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER 10 YEARS

$10,000 investment made December 31, 1993

ONE-YEAR RETURNS OVER 10 YEARS

Periods ended December 31
--------------------------------------------------------------------------------
                      1994        1995        1996         1997        1998
--------------------------------------------------------------------------------
VP Capital
Appreciation         -1.17%      31.10%      -4.32%       -3.26%      -2.16%
--------------------------------------------------------------------------------
Russell Midcap
Growth Index         -2.16%      33.98%      17.48%       22.54%      17.86%
--------------------------------------------------------------------------------

                      1999        2000        2001         2002        2003
--------------------------------------------------------------------------------
VP Capital
Appreciation         64.52%       9.03%     -28.07%      -21.20%      20.47%
--------------------------------------------------------------------------------
Russell Midcap
Growth Index         51.29%     -11.75%     -20.15%      -27.41%      42.71%
--------------------------------------------------------------------------------

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

-----
2

VP Capital Appreciation - Portfolio Commentary

[photo of Kurt Stalzer and Linda Peterson]

A PORTFOLIO COMMENTARY FROM KURT STALZER AND LINDA PETERSON, PORTFOLIO MANAGERS
ON THE VP CAPITAL APPRECIATION INVESTMENT TEAM.

For the twelve months ended December 31, 2003, VP Capital Appreciation gained
20.47%, while its benchmark, the Russell Midcap Growth Index, rose 42.71%.

The period opened amid intense geopolitical strife, lackluster economic growth, and a murky corporate profit outlook. As the year wore on, however, many companies met or exceeded earnings estimates, hostilities in Iraq eased, and fiscal and monetary authorities took steps to inject money into the economy to help power a recovery. Mid- and small-cap growth stocks reasserted themselves in this environment, with the sharpest gains posted by smaller growth companies.

In the early stages of economic recovery, as overall demand improves and investors gain confidence, lower-quality stocks typically are among the first to rally. That was certainly the case during the period covered by this report. We saw more dramatic appreciation in the share prices of technology companies where there was no clear evidence of a recovery in earnings.

While VP Capital Appreciation's technology stake produced strong absolute results, this sector slowed our progress the most relative to the benchmark.
Significant gains came from the semiconductor industry, where a leading contributor was International Rectifier. Personal computer, laptop, and consumer electronic sales spurred demand for the company's power management chips.
Positions in the electronic equipment, software, and computer hardware industries also advanced.

Technology-oriented businesses in the commercial services sector turned in positive results, but also trailed their counterparts in the benchmark.
Corporate Executive Board, a provider of business research and analysis to nearly 2,000 companies in the U.S. and abroad, saw its shares climb strongly as it grew revenues and added new clients. In contrast, PEC Solutions, which helps government clients use the internet to improve performance, lost ground as it reported lower third-

TOP TEN HOLDINGS
--------------------------------------------------------------------------------
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        12/31/03               6/30/03
--------------------------------------------------------------------------------
Fastenal Company                          2.1%                  1.0%
--------------------------------------------------------------------------------
American Power
Conversion Corp.                          1.9%                  1.0%
--------------------------------------------------------------------------------
XTO Energy Inc.                           1.9%                  1.5%
--------------------------------------------------------------------------------
Manpower Inc.                             1.8%                  1.6%
--------------------------------------------------------------------------------
Corporate Executive
Board Co. (The)                           1.8%                  1.9%
--------------------------------------------------------------------------------
Cognizant Technology
Solutions Corporation                     1.6%                    --
--------------------------------------------------------------------------------
Navistar International Corp.              1.6%                    --
--------------------------------------------------------------------------------
Hilton Hotels Corporation                 1.6%                  0.6%
--------------------------------------------------------------------------------
CACI International Inc.                   1.6%                    --
--------------------------------------------------------------------------------
Ross Stores, Inc.                         1.5%                    --
--------------------------------------------------------------------------------

                                                                   (continued)

-----
3

VP Capital Appreciation - Portfolio Commentary

quarter earnings as it awaited a ramp-up in client spending following the enactment of the 2004 federal budget.

VP Capital Appreciation's health care stake was a source of strength. Omnicare, a pharmaceutical provider to nursing homes, was a top contributor. During the period, it received a boost when it completed a significant acquisition.
Medical-device company Boston Scientific was another leading contributor, benefiting from strong European sales of its drug-coated stent. The portfolio's generic drug holdings, including Teva, also appreciated. At the same time, health care was home to the portfolio's top detractor, Accredo Health. We sold this stock when the specialty drug distributor unexpectedly lowered earnings estimates due to slowing sales of a key drug.

Investments in the consumer cyclical sector boosted returns. One company of note was consumer electronics retailer Best Buy, which continued to gain market share from rivals and sold its troubled Musicland division. Tiffany & Co. and
Coach also were standouts, profiting from increasing sales of luxury goods.
Furthermore, VP Capital Appreciation's holdings in financial stocks helped drive positive results, especially our holdings in securities and asset management.

The portfolio's energy stake underperformed relative to the benchmark. Media stocks, particularly broadcasting holdings such as Westwood One, were another disappointment. Additionally, an investment in Avery Dennison, a maker of self-adhesive stamps and labels, hampered returns. Its stock declined in part due to the surprise announcement that the government initiated an investigation into the labeling industry.

We are encouraged by the resilience the market and the economy have demonstrated. We will continue to search for companies growing at accelerating rates. We believe effective stock selection following a thorough review of the fundamentals can position VP Capital Appreciation for solid long-term performance.

TOP FIVE INDUSTRIES
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        12/31/03               6/30/03
--------------------------------------------------------------------------------
Electronic Equipment                     10.6%                  5.0%
--------------------------------------------------------------------------------
Semiconductor                             7.9%                  4.8%
--------------------------------------------------------------------------------
Information Services                      6.7%                  6.7%
--------------------------------------------------------------------------------
Computer Hardware
& Business Machines                       6.5%                  2.4%
--------------------------------------------------------------------------------
Medical Products
& Supplies                                5.3%                  8.9%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                          AS OF                 AS OF
                                        12/31/03               6/30/03
--------------------------------------------------------------------------------
Common Stocks
& Equity Futures                         97.5%                 96.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.5%                  3.3%
--------------------------------------------------------------------------------

-----
4

VP Capital Appreciation - Schedule of Investments

DECEMBER 31, 2003

Shares                                                               Value
--------------------------------------------------------------------------------

COMMON STOCKS - 97.5%
--------------------------------------------------------------------------------

BANKS - 3.1%
--------------------------------------------------------------------------------
           23,000  City National Corp.                            $  1,428,760
--------------------------------------------------------------------------------
           73,000  Greater Bay BanCorp                               2,079,040
--------------------------------------------------------------------------------
           33,300  State Street Corp.                                1,734,264
--------------------------------------------------------------------------------
           37,500  UnionBanCal Corporation                           2,157,750
--------------------------------------------------------------------------------
           23,700  Zions Bancorporation                              1,453,521
--------------------------------------------------------------------------------
                                                                     8,853,335
--------------------------------------------------------------------------------

BIOTECHNOLOGY - 3.4%
--------------------------------------------------------------------------------
           41,600  Genzyme Corp.(1)                                  2,052,544
--------------------------------------------------------------------------------
           65,125  MGI Pharma Inc.(1)                                2,679,894
--------------------------------------------------------------------------------
          185,000  QLT Inc.(1)                                       3,487,250
--------------------------------------------------------------------------------
          122,000  SuperGen Inc.(1)                                  1,342,000
--------------------------------------------------------------------------------
                                                                     9,561,688
--------------------------------------------------------------------------------

CHEMICALS - 2.6%
--------------------------------------------------------------------------------
           53,000  Great Lakes Chemical Corp.                        1,441,070
--------------------------------------------------------------------------------
          119,100  Pactiv Corp.(1)                                   2,846,490
--------------------------------------------------------------------------------
           33,000  Rohm and Haas Co.                                 1,409,430
--------------------------------------------------------------------------------
           33,100  Valspar Corp.                                     1,635,802
--------------------------------------------------------------------------------
                                                                     7,332,792
--------------------------------------------------------------------------------

CLOTHING STORES - 2.7%
--------------------------------------------------------------------------------
           90,000  Coach Inc.(1)                                     3,397,500
--------------------------------------------------------------------------------
          165,200  Ross Stores, Inc.                                 4,366,236
--------------------------------------------------------------------------------
                                                                     7,763,736
--------------------------------------------------------------------------------

COMPUTER HARDWARE
& BUSINESS MACHINES - 6.5%
--------------------------------------------------------------------------------
          226,780  American Power Conversion Corp.                   5,544,770
--------------------------------------------------------------------------------
           55,000  Avocent Corp.(1)                                  2,008,600
--------------------------------------------------------------------------------
          150,507  Cray, Inc.(1)                                     1,494,535
--------------------------------------------------------------------------------
           26,000  Diebold Inc.                                      1,400,620
--------------------------------------------------------------------------------
          138,000  Electronics for Imaging, Inc.(1)                  3,590,760
--------------------------------------------------------------------------------
           51,000  Metrologic Instruments Inc.(1)                    1,377,000
--------------------------------------------------------------------------------
           53,000  RADWARE Limited(1)                                1,444,250
--------------------------------------------------------------------------------
           26,383  Zebra Technologies Corp. Cl A(1)                  1,751,040
--------------------------------------------------------------------------------
                                                                    18,611,575
--------------------------------------------------------------------------------

COMPUTER SOFTWARE - 4.0%
--------------------------------------------------------------------------------
           55,500  Cognos, Inc.(1)                                   1,699,410
--------------------------------------------------------------------------------
           59,950  Kronos Inc.(1)                                    2,374,620
--------------------------------------------------------------------------------
           50,800  Mercury Interactive Corp.(1)                      2,470,912
--------------------------------------------------------------------------------
          241,000  Siebel Systems, Inc.(1)                           3,342,670
--------------------------------------------------------------------------------
          208,000  TIBCO Software Inc.(1)                            1,408,160
--------------------------------------------------------------------------------
                                                                    11,295,772
--------------------------------------------------------------------------------

CONSTRUCTION & REAL PROPERTY - 0.9%
--------------------------------------------------------------------------------

           64,000  Toll Brothers Inc.(1)                             2,544,640
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

CONSUMER DURABLES - 2.5%
--------------------------------------------------------------------------------
           35,000  Ethan Allen Interiors Inc.                     $  1,465,800
--------------------------------------------------------------------------------
           49,000  Furniture Brands
                   International Inc.                                1,437,170
--------------------------------------------------------------------------------
           58,000  Harman International
                   Industries Inc.                                   4,290,840
--------------------------------------------------------------------------------
                                                                     7,193,810
--------------------------------------------------------------------------------

DEFENSE/AEROSPACE - 0.6%
--------------------------------------------------------------------------------
           31,000  Engineered Support Systems                        1,706,860
--------------------------------------------------------------------------------

DRUGS - 2.1%
--------------------------------------------------------------------------------
           28,150  Barr Pharmaceuticals Inc.(1)                      2,166,143
--------------------------------------------------------------------------------
           48,700  Celgene Corp.(1)                                  2,192,474
--------------------------------------------------------------------------------
           67,000  Salix Pharmaceuticals Ltd.(1)                     1,518,890
--------------------------------------------------------------------------------
                                                                     5,877,507
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT - 10.6%
--------------------------------------------------------------------------------
           51,100  Amphenol Corp. Cl A(1)                            3,266,823
--------------------------------------------------------------------------------
          204,130  Comverse Technology, Inc.(1)                      3,590,647
--------------------------------------------------------------------------------
          269,000  Corning Inc.(1)                                   2,805,670
--------------------------------------------------------------------------------
          283,200  Flextronics International Ltd.(1)                 4,202,687
--------------------------------------------------------------------------------
          149,800  Jabil Circuit, Inc.(1)                            4,239,339
--------------------------------------------------------------------------------
          137,000  LTX Corp.(1)                                      2,059,110
--------------------------------------------------------------------------------
           83,000  Merix Corporation(1)                              2,035,990
--------------------------------------------------------------------------------
           53,000  Plantronics, Inc.(1)                              1,730,450
--------------------------------------------------------------------------------
           89,000  Plexus Corporation(1)                             1,528,130
--------------------------------------------------------------------------------
           92,000  Polycom Inc.(1)                                   1,795,840
--------------------------------------------------------------------------------
           46,000  Tektronix, Inc.                                   1,453,600
--------------------------------------------------------------------------------
           69,145  TTM Technologies Inc.(1)                          1,167,168
--------------------------------------------------------------------------------
                                                                    29,875,454
--------------------------------------------------------------------------------

ENERGY RESERVES & PRODUCTION - 1.9%
--------------------------------------------------------------------------------
          195,766  XTO Energy Inc.                                   5,540,178
--------------------------------------------------------------------------------

FINANCIAL SERVICES - 0.8%
--------------------------------------------------------------------------------
           63,000  Investors Financial
                   Services Corporation                              2,419,830
--------------------------------------------------------------------------------

HEAVY ELECTRICAL EQUIPMENT - 1.8%
--------------------------------------------------------------------------------
           25,000  Cooper Industries, Ltd.                           1,448,250
--------------------------------------------------------------------------------
          104,000  Rockwell Automation Inc.                          3,702,400
--------------------------------------------------------------------------------
                                                                     5,150,650
--------------------------------------------------------------------------------

HOME PRODUCTS - 0.9%
--------------------------------------------------------------------------------
           37,000  Fortune Brands, Inc.                              2,645,130
--------------------------------------------------------------------------------

HOTELS - 2.2%
--------------------------------------------------------------------------------
          265,105  Hilton Hotels Corporation                         4,541,249
--------------------------------------------------------------------------------
           54,800  Station Casinos Inc.                              1,678,524
--------------------------------------------------------------------------------
                                                                     6,219,773
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

-----
5

VP Capital Appreciation

 - Schedule of Investments

DECEMBER 31, 2003

Shares                                                               Value
--------------------------------------------------------------------------------

INDUSTRIAL PARTS - 4.5%
--------------------------------------------------------------------------------
           33,000  American Standard
                   Companies Inc.(1)                              $  3,323,100
--------------------------------------------------------------------------------
          119,425  Fastenal Company                                  5,964,084
--------------------------------------------------------------------------------
           53,602  Ingersoll-Rand Company                            3,638,504
--------------------------------------------------------------------------------
                                                                    12,925,688
--------------------------------------------------------------------------------

INDUSTRIAL SERVICES - 3.8%
--------------------------------------------------------------------------------
           43,000  Cintas Corp.                                      2,155,590
--------------------------------------------------------------------------------
          113,400  Education Management
                   Corporation(1)                                    3,519,936
--------------------------------------------------------------------------------
          111,053  Manpower Inc.                                     5,228,375
--------------------------------------------------------------------------------
                                                                    10,903,901
--------------------------------------------------------------------------------

INFORMATION SERVICES - 6.7%
--------------------------------------------------------------------------------
           92,387  CACI International Inc.(1)                        4,491,856
--------------------------------------------------------------------------------
          103,000  Cognizant Technology
                   Solutions Corporation(1)                          4,700,920
--------------------------------------------------------------------------------
          109,086  Corporate Executive
                   Board Co. (The)(1)                                5,091,044
--------------------------------------------------------------------------------
           18,000  DST Systems, Inc.(1)                                751,680
--------------------------------------------------------------------------------
           29,000  Dun & Bradstreet Corporation(1)                   1,470,590
--------------------------------------------------------------------------------
           50,000  Fiserv, Inc.(1)                                   1,975,500
--------------------------------------------------------------------------------
           15,000  Global Payments Inc.                                706,800
--------------------------------------------------------------------------------
                                                                    19,188,390
--------------------------------------------------------------------------------

MEDIA - 3.9%
--------------------------------------------------------------------------------
           63,000  Citadel Broadcasting Corp.(1)                     1,409,310
--------------------------------------------------------------------------------
           52,800  Entercom Communications
                   Corp.(1)                                          2,796,288
--------------------------------------------------------------------------------
          118,543  Hughes Electronics Corp.(1)                       1,961,887
--------------------------------------------------------------------------------
           77,000  Radio One Inc.(1)                                 1,486,100
--------------------------------------------------------------------------------
           88,000  Univision Communications
                   Inc. Cl A(1)                                      3,492,720
--------------------------------------------------------------------------------
                                                                    11,146,305
--------------------------------------------------------------------------------

MEDICAL PRODUCTS & SUPPLIES - 5.3%
--------------------------------------------------------------------------------
           27,800  Alcon, Inc.                                       1,683,012
--------------------------------------------------------------------------------
           48,800  Bard (C.R.), Inc.                                 3,965,000
--------------------------------------------------------------------------------
           47,000  Boston Scientific Corp.(1)                        1,727,720
--------------------------------------------------------------------------------
           56,829  Henry Schein, Inc.(1)                             3,840,504
--------------------------------------------------------------------------------
           34,500  Inamed Corp.(1)                                   1,658,070
--------------------------------------------------------------------------------
           77,000  PerkinElmer, Inc.                                 1,314,390
--------------------------------------------------------------------------------
           40,000  Therasense Inc.(1)                                  812,000
--------------------------------------------------------------------------------
                                                                    15,000,696
--------------------------------------------------------------------------------

Shares                                                              Value
--------------------------------------------------------------------------------

MEDICAL PROVIDERS & SERVICES - 4.7%
--------------------------------------------------------------------------------
           87,000  Health Management
                   Associates, Inc. Cl A                          $  2,088,000
--------------------------------------------------------------------------------
           94,500  Manor Care, Inc.                                  3,266,865
---------------------------------------------------------------------------------
          100,974  Omnicare, Inc.                                    4,078,340
---------------------------------------------------------------------------------
           22,000  PacifiCare Health
                    Systems, Inc.(1)                                 1,487,200
---------------------------------------------------------------------------------
          152,000  Select Medical Corporation                        2,474,560
---------------------------------------------------------------------------------
                                                                    13,394,965
---------------------------------------------------------------------------------

MOTOR VEHICLES & PARTS - 2.4%
--------------------------------------------------------------------------------
           97,388  Navistar International Corp.(1)                   4,663,911
---------------------------------------------------------------------------------
           32,000  Winnebago Industries                              2,200,000
---------------------------------------------------------------------------------
                                                                     6,863,911
---------------------------------------------------------------------------------

OIL REFINING - 0.6%
--------------------------------------------------------------------------------
           33,000  Sunoco, Inc.                                      1,687,950
---------------------------------------------------------------------------------

OIL SERVICES - 1.3%
--------------------------------------------------------------------------------
           42,800  BJ Services Co.(1)                                1,536,520
---------------------------------------------------------------------------------
           63,000  Patterson-UTI Energy Inc.(1)                      2,073,960
---------------------------------------------------------------------------------
                                                                     3,610,480
---------------------------------------------------------------------------------

PROPERTY AND CASUALTY INSURANCE - 0.7%
--------------------------------------------------------------------------------
           43,600  Radian Group Inc.                                 2,125,500
---------------------------------------------------------------------------------

RESTAURANTS - 1.5%
--------------------------------------------------------------------------------
           76,700  Applebee's International Inc.                     3,012,009
---------------------------------------------------------------------------------
           29,000  CEC Entertainment Inc.(1)                         1,374,310
---------------------------------------------------------------------------------
                                                                     4,386,319
---------------------------------------------------------------------------------

SECURITIES & ASSET MANAGEMENT - 1.9%
--------------------------------------------------------------------------------
           48,553  Affiliated Managers Group Inc.(1)                 3,378,803
---------------------------------------------------------------------------------
           27,900  Legg Mason, Inc.                                  2,153,322
---------------------------------------------------------------------------------
                                                                     5,532,125
---------------------------------------------------------------------------------

SEMICONDUCTOR - 7.9%
--------------------------------------------------------------------------------
          113,000  Arrow Electronics, Inc.(1)                        2,614,820
---------------------------------------------------------------------------------
          370,000  Atmel Corporation(1)                              2,223,700
---------------------------------------------------------------------------------
           82,000  Cypress Semiconductor
                    Corporation(1)                                   1,751,520
---------------------------------------------------------------------------------
           65,600  International Rectifier Corp.(1)                  3,241,296
---------------------------------------------------------------------------------
           24,300  KLA-Tencor Corp.(1)                               1,425,681
---------------------------------------------------------------------------------
           77,800  Linear Technology Corp.                           3,273,046
---------------------------------------------------------------------------------
           65,159  Maxim Integrated Products, Inc.                   3,244,918
---------------------------------------------------------------------------------
           34,000  OmniVision Technologies, Inc.(1)                  1,878,500
---------------------------------------------------------------------------------
          118,500  Vishay Intertechnology, Inc.(1)                   2,713,650
---------------------------------------------------------------------------------
                                                                    22,367,131
---------------------------------------------------------------------------------

See Notes to Financial Statements.                                 (continued)

-----
6

VP Capital Appreciation - Schedule of Investments

DECEMBER 31, 2003

Shares                                                               Value
--------------------------------------------------------------------------------

SPECIALTY STORES - 5.0%
--------------------------------------------------------------------------------
           41,000  CDW Corp.                                      $  2,368,160
--------------------------------------------------------------------------------
           69,000  Hot Topic, Inc.(1)                                2,032,740
--------------------------------------------------------------------------------
           31,109  PETCO Animal Supplies, Inc.(1)                      947,269
--------------------------------------------------------------------------------
          136,000  Pier 1 Imports, Inc.                              2,972,960
--------------------------------------------------------------------------------
          114,841  Staples, Inc.(1)                                  3,135,159
--------------------------------------------------------------------------------
           16,200  Tiffany & Co.                                       732,240
--------------------------------------------------------------------------------
           74,000  Yankee Candle Company Inc.(1)                     2,022,420
--------------------------------------------------------------------------------
                                                                    14,210,948
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATIONS - 0.7%
--------------------------------------------------------------------------------
          148,000  Nextel Partners, Inc. Cl A(1)                     1,990,600
--------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost $229,729,549)                                                277,927,639
--------------------------------------------------------------------------------

                                                                    Value
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 2.5%
--------------------------------------------------------------------------------

Repurchase Agreement, Goldman Sachs & Co.,
(U.S. Treasury obligations), in a
joint trading  account at 0.76%, dated 12/31/03,
due 1/2/04 (Delivery value $7,000,296)
(Cost $7,000,000)                                                 $  7,000,000
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES - 100.0%
(Cost $236,729,549)                                               $284,927,639
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

(1) Non-income producing.

See Notes to Financial Statements.

-----
7

Statement of Assets and Liabilities

DECEMBER 31, 2003
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $236,729,549)                                            $284,927,639
---------------------------------------------------------------
Receivable for investments sold                                      1,738,190
---------------------------------------------------------------
Receivable for capital shares sold                                         244
---------------------------------------------------------------
Dividends and interest receivable                                       54,007
--------------------------------------------------------------------------------
                                                                   286,720,080
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess of
demand deposit cash                                                    838,448
---------------------------------------------------------------
Payable for investments purchased                                      248,100
---------------------------------------------------------------
Accrued management fees                                                239,733
--------------------------------------------------------------------------------
                                                                     1,326,281
--------------------------------------------------------------------------------

NET ASSETS                                                        $285,393,799
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                         100,000,000
================================================================================
Outstanding                                                         40,108,695
================================================================================
NET ASSET VALUE PER SHARE                                                $7.12
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $380,440,807
---------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                 (143,245,098)
---------------------------------------------------------------
Net unrealized appreciation on investments
and translation of assets and
liabilities in foreign currencies                                   48,198,090
--------------------------------------------------------------------------------
                                                                  $285,393,799
================================================================================

See Notes to Financial Statements.

-----
8

Statement of Operations

YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------------
Dividends (net of foreign taxes
withheld of $7,401)                                               $    921,247
---------------------------------------------------------------
Interest                                                               188,017
--------------------------------------------------------------------------------
                                                                     1,109,264
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                      2,631,520
---------------------------------------------------------------
Directors' fees and expenses                                             3,705
---------------------------------------------------------------
Other expenses                                                           1,755
--------------------------------------------------------------------------------
                                                                     2,636,980
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                 (1,527,716)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment
and foreign currency transactions                                   14,256,208
---------------------------------------------------------------
Change in net unrealized appreciation
on investments and translation
of assets and liabilities in foreign currencies                     36,463,540
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    50,719,748
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $49,192,032
================================================================================

See Notes to Financial Statements.

-----
9

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                      2003            2002

OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                              $  (1,527,716)    $(1,805,099)
-----------------------------------------------
Net realized gain (loss)                            14,256,208     (40,039,318)
-----------------------------------------------
Change in net
unrealized appreciation                             36,463,540     (37,413,132)
--------------------------------------------------------------------------------
Net increase (decrease)
in net assets resulting
from operations                                     49,192,032     (79,257,549)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                           30,044,091      38,061,436
-----------------------------------------------
Payments for shares redeemed                       (54,738,957)    (99,718,954)
--------------------------------------------------------------------------------
Net decrease in net assets
from capital share transactions                    (24,694,866)    (61,657,518)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
IN NET ASSETS                                       24,497,166    (140,915,067)

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                260,896,633     401,811,700
--------------------------------------------------------------------------------
End of period                                     $285,393,799    $260,896,633
================================================================================

TRANSACTIONS IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                 4,628,342       5,510,588
-----------------------------------------------
Redeemed                                            (8,690,299)    (14,915,998)
--------------------------------------------------------------------------------
Net decrease in
shares of the fund                                  (4,061,957)     (9,405,410)
================================================================================

See Notes to Financial Statements.

-----
10

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Capital Appreciation Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek capital growth. The fund seeks to achieve its investment objective by investing primarily in common stocks that are considered by management to have better-than-average prospects for appreciation. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes are valued through a commercial pricing service or at amortized cost, which approximates fair value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors. If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per share of the fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that  (continued)

                                                                   (continued)

-----
11

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the fund had accumulated net realized capital loss carryovers for federal income tax purposes of $143,145,079 (expiring in 2009 through 2010), which may be used to offset future taxable gains.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except  brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month.

The annual management fee schedule for the fund is as follows:

--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $500 million                                                  1.00%
--------------------------------------------------------------------------------
Next $500 million                                                   0.95%
--------------------------------------------------------------------------------
Over $1 billion                                                     0.90%
--------------------------------------------------------------------------------

The effective annual management fee for the year ended December 31, 2003 was
1.00%.

                                                                   (continued)

-----
12

Notes to Financial Statements

DECEMBER 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the year ended December 31, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2003, were $369,091,465 and $380,227,702, respectively.

As of December 31, 2003, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                   $236,829,569
================================================================================
Gross tax appreciation of investments                              $49,757,134
---------------------------------------------------------------
Gross tax depreciation of investments                               (1,659,064)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                $48,098,070
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

 4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2003.

-----
13

VP Capital Appreciation - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31
--------------------------------------------------------------------------------
                                                    CLASS I
--------------------------------------------------------------------------------
                                2003      2002       2001       2000       1999
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period            $5.91     $7.50     $15.78     $14.84      $9.02
--------------------------------------------------------------------------------
Income From
Investment Operations
-----------------------------
  Net Investment Loss          (0.04)    (0.04)     (0.03)     (0.05)     (0.05)
-----------------------------
  Net Realized and
  Unrealized Gain (Loss)        1.25     (1.55)     (3.64)      1.47       5.87
--------------------------------------------------------------------------------
  Total From
  Investment Operations         1.21     (1.59)     (3.67)      1.42       5.82
--------------------------------------------------------------------------------
Distributions
-----------------------------
  From Net Realized Gains         --        --      (4.61)     (0.48)        --
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $7.12     $5.91      $7.50     $15.78     $14.84
================================================================================
  TOTAL RETURN(1)              20.47%   (21.20)%   (28.07)%     9.03%     64.52%
================================================================================

RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets           1.00%     1.00%      1.00%      0.98%      1.00%
-----------------------------
Ratio of Net Investment Loss
to Average Net Assets         (0.58)%   (0.55)%    (0.35)%    (0.31)%    (0.41)%
-----------------------------
Portfolio Turnover Rate          150%      124%       149%       128%       119%
-----------------------------
Net Assets, End of Period
(in thousands)               $285,394  $260,897   $401,812   $716,855   $607,263
--------------------------------------------------------------------------------

(1) Total return assumes reinvestment of net investment income and capital gains distributions, if any.

See Notes to Financial Statements.

-----
14

Independent Auditors' Report
The Board of Directors and Shareholders,
American Century Variable Portfolios, Inc:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Capital Appreciation Fund, (the "Fund"), one
of the funds comprising American Century Variable Portfolios, Inc., as of
December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Capital Appreciation Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2004

-----
15

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.
The directors serve in this capacity for five registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director Emeritus(1)

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeon

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1) Dr. Robert Doering resigned as full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

                                                                   (continued)

-----
16

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
and J.D. Edwards & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (66), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(November 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------

JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 44

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 12

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                   (continued)

-----
17

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to December 2003); Treasurer, American
Century Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-6488.

-----
18

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

-----
19

Notes

-----
20

[inside back cover -- blank page]

[back cover]

CONTACT US

www.americancentury.com

Automated Information Line:
1-800-345-8765

Investment Professional Service Representatives:
1-800-345-6488

Telecommunications Device for the Deaf:
1-800-634-4113

American Century Variable Portfolios, Inc.

Investment Manager:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

0402                               American Century Investment Services, Inc.
SH-ANN-36966                    (c)2004 American Century Services Corporation

[front cover]

DECEMBER 31, 2003

[graphic of chart]

American Century Variable Portfolios
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

VP Value

                                     [american century logo and text logo ( sm)]

VP VALUE

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Value - Performance

 TOTAL RETURNS AS OF DECEMBER 31, 2003
                                           ----------------------
                                           AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                         SINCE       INCEPTION
                               1 YEAR      5 YEARS     INCEPTION       DATE
--------------------------------------------------------------------------------
CLASS I                        28.96%       8.29%       10.89%        5/1/96
--------------------------------------------------------------------------------
LIPPER MULTI-CAP VALUE INDEX   32.78%       5.18%        9.15%           --
--------------------------------------------------------------------------------
S&P 500 INDEX                  28.68%      -0.57%        8.85%           --
--------------------------------------------------------------------------------
Class II                       28.81%          --        6.51%       8/14/01
--------------------------------------------------------------------------------
Class III                      28.96%          --        8.27%        5/6/02
--------------------------------------------------------------------------------

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made May 1, 1996

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
-------------------------------------------------------------------------------------
                   1996*    1997    1998    1999    2000     2001      2002    2003
-------------------------------------------------------------------------------------
Class I           12.28%   26.08%   4.81%  -0.85%  18.14%   12.82%   -12.62%  28.96%
-------------------------------------------------------------------------------------
Lipper Multi-Cap
Value Index       12.39%   26.91%   6.53%   5.94%   9.64%    1.30%   -17.61%  32.78%
-------------------------------------------------------------------------------------
S&P 500 Index     14.92%   33.36%  28.58%  21.04%  -9.10%  -11.89%   -22.10%  28.68%
-------------------------------------------------------------------------------------

* From 5/1/96, the Class I inception date. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not. Unless otherwise indicated, the charts are based on Class I shares; performance for other classes will vary due to differences in fee structures. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

VP Value - Portfolio Commentary

[photo of Phil Davidson and Scott Moore]

A PORTFOLIO COMMENTARY FROM PHIL DAVIDSON AND SCOTT MOORE, PORTFOLIO MANAGERS ON
THE VP VALUE INVESTMENT TEAM.

PERFORMANCE SUMMARY

VP Value posted a total return of 28.96%* for the twelve months ending December
31, 2003. VP Value's benchmark, the Lipper Multi-Cap Value Index, gained 32.78%
for the period.

VP Value's long-term performance against its benchmark index has been noteworthy--from the fund's inception on May 1, 1996, it has produced an average annual total return of 10.89%, ahead of the 9.15% return recorded by the Lipper
Multi-Cap Value Index for the same time period.

AN UPBEAT MARKET

The U.S. economy staged a marked recovery during the period covered by this report, albeit at a slower-than average pace. Despite continuing unemployment, higher oil prices, and a faltering dollar, inflation continued to move lower, prompting the Federal Reserve to cut interest rates in an effort to boost the economy. At the same time, rising corporate profits, solid retail activity, and strength in the housing market buoyed investor confidence and drove stocks steadily higher. The S&P 500, considered representative of the broad market, gained 28.68% during the twelve months. Both value-oriented and growth shares performed well during the period, while smaller companies pulled ahead of their larger-cap counterparts.

TRENDING HIGHER

Financial stocks moved higher with the market, making this sector VP Value's richest source of absolute performance during the period. Our focus on undervalued companies' fundamental strength directed us to several well-performing names in the banking, insurance, and securities & asset managers industries--groups that generally were helped by lower interest rates and perceptions of an improving economy. Top names in this group included First
Virginia Banks, Inc. and investment management firm T. Rowe Price, whose

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        12/31/03               6/30/03
--------------------------------------------------------------------------------
Standard and Poor's 500
Depositary Receipt                        4.9%                    --
--------------------------------------------------------------------------------
SunTrust Banks, Inc.                      4.1%                  3.3%
--------------------------------------------------------------------------------
Exxon Mobil Corp.                         3.9%                  3.1%
--------------------------------------------------------------------------------
Kimberly-Clark Corp.                      3.6%                  3.8%
--------------------------------------------------------------------------------
Freddie Mac                               3.0%                  3.7%
--------------------------------------------------------------------------------
Kraft Foods Inc.                          2.8%                  0.9%
--------------------------------------------------------------------------------
BP plc ADR                                2.7%                  3.1%
--------------------------------------------------------------------------------
Ameren Corp.                              2.5%                  2.4%
--------------------------------------------------------------------------------
Martin Marietta
Materials, Inc.                           2.5%                  2.7%
--------------------------------------------------------------------------------
Allstate Corp.                            2.5%                  3.2%
--------------------------------------------------------------------------------

*All fund returns referenced in this
commentary are for Class I shares.                                  (continued)

------
3

VP Value - Portfolio Commentary

recent progress reflected investors' growing optimism and increased participation in the stock market.

As conditions improved during the period, investors gravitated toward firms whose earnings typically track the business cycle, which lifted VP Value's stake in the consumer cyclicals sector. Our best holding in this arena was Martin
Marietta Materials, a leading manufacturer of aggregates for the construction industry. Other names that helped were Federated Department Stores, owner of such recognized chains as Macy's and Bloomingdale's, and Whirlpool Corp. Both
firms saw their shares decline in response to the economic downturn but recovered nicely as the year progressed.

MIXED RESULTS

The health care sector produced mixed results, yielding both some of our best names and a few that detracted. Beckman Coulter, a leading provider of laboratory instruments and products, ranked among the fund's top contributors.
Beckman's success in recent months has been fueled primarily by the successful launch of two new products in its Clinical Diagnostics business. At the same time, drug maker Schering-Plough Corp. was somewhat disappointing. This leading firm has been struggling for some time with competitive pressures as well as several legal, regulatory, and manufacturing challenges. Despite Schering's recent troubles, we remain confident about both its fundamental strength and plans to turn its operations around, and are therefore maintaining our position.

Although VP Value benefited from each of the technology industries to which it was exposed, performance was uneven, and not all holdings contributed.
Electronic equipment maker Littelfuse, Inc., which makes fuses and other circuit protection devices, contributed significantly to performance.
Another top name was aerospace firm Rockwell Collins, which benefited from expectations of a rebound in the commercial aerospace industry. However, results were markedly different for defense contractors Northrop Grumman Corp., whose share price declined due to perceptions that defense spending may decrease over the immediate term, and Raytheon, which struggled with disappointing results in one of its subsidiaries.

We remain committed to our discipline of buying fundamentally sound businesses that have transitory issues affecting the price of their stock.

TOP FIVE INDUSTRIES
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                        12/31/03               6/30/03
--------------------------------------------------------------------------------
Energy Reserves &
Production                                8.8%                  8.6%
--------------------------------------------------------------------------------
Banks                                     6.7%                  5.4%
--------------------------------------------------------------------------------
Food & Beverage                           6.6%                  3.9%
--------------------------------------------------------------------------------
Defense/Aerospace                         6.5%                  4.1%
--------------------------------------------------------------------------------
Property and Casualty
Insurance                                 6.0%                  3.8%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                         AS OF                 AS OF
                                       12/31/03               6/30/03
--------------------------------------------------------------------------------
Common Stocks &
Equity Futures                           97.1%                 94.7%
--------------------------------------------------------------------------------
Temporary Cash
Investments                               2.9%                  5.3%
--------------------------------------------------------------------------------

------
4

VP Value - Schedule of Investments

DECEMBER 31, 2003
Shares                                                             Value
--------------------------------------------------------------------------------
COMMON STOCKS - 97.1%

APPAREL & TEXTILES - 1.4%
--------------------------------------------------------------------------------
   821,262    Jones Apparel Group, Inc.                        $     28,933,060
--------------------------------------------------------------------------------
BANKS - 6.7%
--------------------------------------------------------------------------------
   289,000    Bank of America Corp.                                  23,244,270
--------------------------------------------------------------------------------
   886,900    Marshall & Ilsley Corp.                                33,923,925
--------------------------------------------------------------------------------
 1,217,200    SunTrust Banks, Inc.                                   87,029,801
--------------------------------------------------------------------------------
                                                                    144,197,996
--------------------------------------------------------------------------------
CHEMICALS - 2.7%
--------------------------------------------------------------------------------
   233,511    Air Products & Chemicals, Inc.                         12,336,386
--------------------------------------------------------------------------------
   218,500    Avery Dennison Corp.                                   12,240,370
--------------------------------------------------------------------------------
   981,300    Sherwin-Williams Co.                                   34,090,362
--------------------------------------------------------------------------------
                                                                     58,667,118
--------------------------------------------------------------------------------
COMPUTER SOFTWARE - 0.2%
--------------------------------------------------------------------------------
   177,500    Reynolds & Reynolds Co. Cl A                            5,156,375
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY - 3.0%
--------------------------------------------------------------------------------
   199,905    Fluor Corp.                                             7,924,234
--------------------------------------------------------------------------------
 1,146,495    Martin Marietta Materials, Inc.                        53,850,870
--------------------------------------------------------------------------------
   110,600    Masco Corp.                                             3,031,546
--------------------------------------------------------------------------------
                                                                     64,806,650
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE - 6.5%
--------------------------------------------------------------------------------
   869,500    Honeywell International Inc.                           29,067,385
--------------------------------------------------------------------------------
   206,600    Northrop Grumman Corp.                                 19,750,960
--------------------------------------------------------------------------------
 1,568,300    Raytheon Company                                       47,111,732
--------------------------------------------------------------------------------
 1,461,100    Rockwell Collins                                       43,876,833
--------------------------------------------------------------------------------
                                                                    139,806,910
--------------------------------------------------------------------------------
DIVERSIFIED - 4.9%
--------------------------------------------------------------------------------
   949,200    Standard and Poor's 500
              Depositary Receipt                                    105,636,468
--------------------------------------------------------------------------------
DRUGS - 4.3%
--------------------------------------------------------------------------------
   337,000    Abbott Laboratories                                    15,704,200
--------------------------------------------------------------------------------
 1,117,224    Bristol-Myers Squibb Co.                               31,952,606
--------------------------------------------------------------------------------
   600,700    Merck & Co., Inc.                                      27,752,340
--------------------------------------------------------------------------------
   950,600    Schering-Plough Corp.                                  16,530,934
--------------------------------------------------------------------------------
                                                                     91,940,080
--------------------------------------------------------------------------------
ELECTRICAL UTILITY - 4.3%
--------------------------------------------------------------------------------
 1,182,091    Ameren Corp.                                           54,376,186
--------------------------------------------------------------------------------
   116,971    FirstEnergy Corp.                                       4,117,379
--------------------------------------------------------------------------------
   334,083    FPL Group, Inc.                                        21,855,710
--------------------------------------------------------------------------------
   334,800    Wisconsin Energy Corp.                                 11,199,060
--------------------------------------------------------------------------------
                                                                     91,548,335
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT - 2.2%
--------------------------------------------------------------------------------
   391,800    AVX Corp.                                               6,511,716
--------------------------------------------------------------------------------
   298,410    Dover Corp.                                            11,861,798
--------------------------------------------------------------------------------
   726,016    Littelfuse, Inc.(1)                                    20,923,781
--------------------------------------------------------------------------------
   440,400    Nokia Oyj ADR                                           7,486,800
--------------------------------------------------------------------------------
                                                                     46,784,095
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION - 8.8%
--------------------------------------------------------------------------------
 1,192,100   BP plc ADR                                         $    58,830,135
--------------------------------------------------------------------------------
 2,011,700   Exxon Mobil Corp.                                       82,479,701
--------------------------------------------------------------------------------
   959,913   Royal Dutch Petroleum Co.
              New York Shares                                        50,289,842
--------------------------------------------------------------------------------
                                                                    191,599,678
--------------------------------------------------------------------------------
ENVIRONMENTAL SERVICES - 1.0%
--------------------------------------------------------------------------------
   709,873   Waste Management, Inc.                                  21,012,241
--------------------------------------------------------------------------------
FINANCIAL SERVICES - 4.2%
--------------------------------------------------------------------------------
 1,096,900   Freddie Mac                                             63,971,208
--------------------------------------------------------------------------------
   484,400   Marsh & McLennan
              Companies, Inc.                                        23,197,916
--------------------------------------------------------------------------------
    20,626   Student Loan Corp. (The)                                 3,011,396
--------------------------------------------------------------------------------
                                                                     90,180,520
--------------------------------------------------------------------------------
FOOD & BEVERAGE - 6.6%
--------------------------------------------------------------------------------
   655,636   Campbell Soup Company                                   17,571,045
--------------------------------------------------------------------------------
   503,800   Coca-Cola Enterprises                                   11,018,106
--------------------------------------------------------------------------------
   197,300   Kellogg Co.                                              7,513,184
--------------------------------------------------------------------------------
 1,841,800   Kraft Foods Inc.                                        59,342,796
--------------------------------------------------------------------------------
 1,038,904   Pepsi Bottling Group Inc.                               25,120,699
--------------------------------------------------------------------------------
   194,700   Tyson Foods, Inc. Cl A                                   2,577,828
--------------------------------------------------------------------------------
   266,900   Unilever N.V. New York Shares                           17,321,810
--------------------------------------------------------------------------------
                                                                    140,465,468
--------------------------------------------------------------------------------
GAS & WATER UTILITIES - 2.9%
--------------------------------------------------------------------------------
 1,170,061   AGL Resources Inc.                                      34,048,775
--------------------------------------------------------------------------------
   989,600   WGL Holdings Inc.                                       27,500,984
--------------------------------------------------------------------------------
                                                                     61,549,759
--------------------------------------------------------------------------------
HEAVY ELECTRICAL EQUIPMENT - 2.7%
--------------------------------------------------------------------------------
   699,900   Emerson Electric Co.                                    45,318,525
--------------------------------------------------------------------------------
   521,224   Thomas & Betts Corp.                                    11,930,817
--------------------------------------------------------------------------------
                                                                     57,249,342
--------------------------------------------------------------------------------
HOME PRODUCTS - 5.5%
--------------------------------------------------------------------------------
   497,922   Clorox Company                                          24,179,092
--------------------------------------------------------------------------------
 1,296,300   Kimberly-Clark Corp.                                    76,598,367
--------------------------------------------------------------------------------
   728,000   Newell Rubbermaid Inc.                                  16,576,560
--------------------------------------------------------------------------------
                                                                    117,354,019
--------------------------------------------------------------------------------
INDUSTRIAL PARTS - 1.8%
--------------------------------------------------------------------------------
   794,000   Grainger (W.W.), Inc.                                   37,627,660
--------------------------------------------------------------------------------
INFORMATION SERVICES - 2.2%
--------------------------------------------------------------------------------
   247,305   ADVO, Inc.                                               7,854,407
--------------------------------------------------------------------------------
 1,452,206   BISYS Group Inc. (The)(1)                               21,608,825
--------------------------------------------------------------------------------
   583,300   Valassis Communications, Inc.(1)                        17,119,855
--------------------------------------------------------------------------------
                                                                     46,583,087
--------------------------------------------------------------------------------
LEISURE - 0.4%
--------------------------------------------------------------------------------
   124,816   International Speedway Corp.                             5,574,282
--------------------------------------------------------------------------------
   133,952   Speedway Motorsports Inc.                                3,873,892
--------------------------------------------------------------------------------
                                                                      9,448,174
--------------------------------------------------------------------------------

See Notes to Financial Statements.                   (continued)

VP Value - Schedule of Investments

DECEMBER 31, 2003

Shares                                                               Value
--------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE - 1.6%
--------------------------------------------------------------------------------
 1,025,900    MetLife, Inc.                                    $     34,542,053
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES - 2.4%
----------------------------------------------------------- --------------------
   466,858    Beckman Coulter Inc.                                   23,730,392
--------------------------------------------------------------------------------
   649,637    Becton Dickinson & Co.                                 26,726,066
--------------------------------------------------------------------------------
                                                                     50,456,458
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES - 0.3%
-------------------------------------------------------------------------------
   334,400    Tenet Healthcare Corp.(1)                               5,367,120
--------------------------------------------------------------------------------
MOTOR VEHICLES & PARTS - 1.8%
--------------------------------------------------------------------------------
   205,700    Superior Industries
              International, Inc.                                     8,952,064
--------------------------------------------------------------------------------
   865,100    Toyota Motor Corp. ORD                                 29,164,295
--------------------------------------------------------------------------------
                                                                     38,116,359
--------------------------------------------------------------------------------
OIL SERVICES - 1.3%
--------------------------------------------------------------------------------
   770,500    Diamond Offshore Drilling, Inc.                        15,802,955
--------------------------------------------------------------------------------
   511,948    Global SantaFe Corp.                                   12,711,669
--------------------------------------------------------------------------------
                                                                     28,514,624
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE - 6.0%
--------------------------------------------------------------------------------
 1,250,500    Allstate Corp.                                         53,796,510
--------------------------------------------------------------------------------
   599,700    American International
              Group, Inc.                                            39,748,116
--------------------------------------------------------------------------------
       142    Berkshire Hathaway Inc. Cl A(1)                        11,963,500
--------------------------------------------------------------------------------
   210,400    Chubb Corp.                                            14,328,240
--------------------------------------------------------------------------------
   681,000    Horace Mann Educators Corp.                             9,513,570
--------------------------------------------------------------------------------
                                                                    129,349,936
--------------------------------------------------------------------------------
RAILROADS - 1.1%
--------------------------------------------------------------------------------
   324,600    Union Pacific Corp.                                    22,553,208
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
RESTAURANTS - 3.1%
--------------------------------------------------------------------------------
 1,025,500   Brinker International, Inc.(1)                     $    34,005,580
--------------------------------------------------------------------------------
 1,553,400   Darden Restaurants, Inc.                                32,683,536
--------------------------------------------------------------------------------
                                                                     66,689,116
--------------------------------------------------------------------------------
SECURITIES & ASSET MANAGEMENT - 1.8%
--------------------------------------------------------------------------------
 1,053,000   Edwards (A.G.), Inc.                                    38,150,190
--------------------------------------------------------------------------------
TELEPHONE - 4.8%
--------------------------------------------------------------------------------
   483,671   Commonwealth Telephone
             Enterprise Inc.(1)                                      18,258,580
--------------------------------------------------------------------------------
 1,366,328   SBC Communications Inc.                                 35,620,171
--------------------------------------------------------------------------------
 1,366,200   Verizon Communications                                  47,926,296
--------------------------------------------------------------------------------
                                                                    101,805,047
--------------------------------------------------------------------------------
TOBACCO - 0.5%
--------------------------------------------------------------------------------
   313,539   UST Inc.                                                11,190,207
--------------------------------------------------------------------------------
TRUCKING & SHIPPING & AIR FREIGHT - 0.1%
--------------------------------------------------------------------------------
    74,000   CNF Inc.                                                 2,508,600
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost $1,783,690,658)                                             2,079,789,953
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 2.9%

Repurchase Agreement, Goldman
Sachs & Co., (U.S. Treasury obligations),
in a joint trading account at 0.76%,
dated 12/31/03, due 1/2/04  (Delivery value $61,202,594)
(Cost $61,200,000)                                                   61,200,000
--------------------------------------------------------------------------------
TOTAL INVESTMENT  SECURITIES - 100.0%
(Cost $1,844,890,658)                                            $2,140,989,953
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

    Contracts to Sell    Settlement Date          Value        Unrealized Gain
--------------------------------------------------------------------------------
    1,899,759,600 JPY       1/30/04           $17,706,050         $57,511
                                          ======================================

(Value on Settlement Date $17,763,561)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt
JPY = Japanese Yen
ORD = Foreign Ordinary Share
(1) Non-income producing.

See Notes to Financial Statements.

------
6

Statement of Assets and Liabilities

DECEMBER 31, 2003

ASSETS

Investment securities, at value (cost of $1,844,890,658)        $2,140,989,953
---------------------------------------------------------------
Cash                                                                    54,099
---------------------------------------------------------------
Receivable for investments sold                                      4,803,799
---------------------------------------------------------------
Receivable for forward foreign currency exchange contracts              57,511
---------------------------------------------------------------
Receivable for capital shares sold                                         268
---------------------------------------------------------------
Dividends and interest receivable                                    3,277,038
--------------------------------------------------------------------------------
                                                                 2,149,182,668
--------------------------------------------------------------------------------
LIABILITIES
Payable for investments purchased                                    7,981,662
---------------------------------------------------------------
Accrued management fees                                              1,617,494
---------------------------------------------------------------
Distribution fees payable                                               43,628
--------------------------------------------------------------------------------
                                                                     9,642,784
--------------------------------------------------------------------------------

NET ASSETS                                                      $2,139,539,884
================================================================================
NET ASSETS CONSIST OF:
Capital (par value and paid-in surplus)                         $1,865,342,741
---------------------------------------------------------------
Undistributed net investment income                                 21,973,199
---------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                  (43,932,862)
---------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                    296,156,806
--------------------------------------------------------------------------------
                                                                $2,139,539,884
================================================================================
CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                      $1,919,579,653
---------------------------------------------------------------
Shares outstanding                                                 246,451,822
---------------------------------------------------------------
Net asset value per share                                                $7.79
--------------------------------------------------------------------------------
CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                        $218,140,836
---------------------------------------------------------------
Shares outstanding                                                  28,035,968
---------------------------------------------------------------
Net asset value per share                                                $7.78
--------------------------------------------------------------------------------
CLASS III, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                          $1,819,395
---------------------------------------------------------------
Shares outstanding                                                     233,593
---------------------------------------------------------------
Net asset value per share                                                $7.79
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
7

Statement of Operations

YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME

INCOME:
-----------------------------------------------------------------
Dividends (net of foreign taxes withheld of $462,475)             $  38,560,189
-----------------------------------------------------------------
Interest                                                                921,563
--------------------------------------------------------------------------------
                                                                     39,481,752
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------------------------
Management fees                                                      15,950,495
-----------------------------------------------------------------
Distribution fees - Class II                                            331,531
-----------------------------------------------------------------
Directors' fees and expenses                                             25,267
-----------------------------------------------------------------
Other expenses                                                           12,506
--------------------------------------------------------------------------------
                                                                     16,319,799
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                23,161,953
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:
-----------------------------------------------------------------
Investment transactions                                             107,356,950
-----------------------------------------------------------------
Foreign currency transactions                                        (1,171,506)
--------------------------------------------------------------------------------
                                                                    106,185,444
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
-----------------------------------------------------------------
Investments                                                         326,654,460
-----------------------------------------------------------------
Translation of assets and liabilities in foreign currencies              57,511
--------------------------------------------------------------------------------
                                                                    326,711,971
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                    432,897,415
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $456,059,368
================================================================================

See Notes to Financial Statements.

------
8

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                              2003              2002
--------------------------------------------------------------------------------
OPERATIONS
Net investment income                       $    23,161,953       $ 18,297,260
-------------------------------------------
Net realized gain (loss)                        106,185,444       (108,228,847)
-------------------------------------------
Change in net unrealized appreciation           326,711,971       (142,656,456)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                       456,059,368       (232,588,043)
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
-------------------------------------------
  Class I                                       (16,414,513)       (12,733,664)
-------------------------------------------
  Class II                                         (955,890)          (207,595)
-------------------------------------------
  Class III                                          (7,827)                --
-------------------------------------------
From net realized gains:
-------------------------------------------
  Class I                                                --        (82,390,588)
-------------------------------------------
  Class II                                               --         (1,448,362)
--------------------------------------------------------------------------------
Decrease in net assets from distributions       (17,378,230)       (96,780,209)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net increase in net assets from
capital share transactions                      152,240,223        436,606,689
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                      590,921,361        107,238,437

NET ASSETS
Beginning of period                           1,548,618,523      1,441,380,086
--------------------------------------------------------------------------------
End of period                                $2,139,539,884     $1,548,618,523
================================================================================

Undistributed net investment income             $21,973,199        $17,360,982
================================================================================

See Notes to Financial Statements.

------
9

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Value Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is long-term capital growth. Income is a secondary objective. The fund seeks to achieve its investment objective by investing in securities management believes to be undervalued at the time of purchase. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I, Class II and Class
III. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

                                                                     (continued)

------
10

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The fund has elected to treat $307,593 of net foreign currency losses incurred in the two-month period ended December 31, 2003, as having been incurred in the following fiscal year for federal income tax purposes.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. These redemption fees are recorded as a reduction in the cost of shares redeemed.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
11

Notes to Financial Statements

DECEMBER 31, 2003

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee per class. The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on each class's pro rata share of the fund's average daily closing net assets during the previous month.

The annual management fee schedule for each class is as follows:

                            CLASS I         CLASS II         CLASS III
--------------------------------------------------------------------------------
FUND AVERAGE NET ASSETS
--------------------------------------------------------------------------------
First $500 million            1.00%           0.90%            1.00%
--------------------------------------------------------------------------------
Next $500 million             0.95%           0.85%            0.95%
--------------------------------------------------------------------------------
Over $1 billion               0.90%           0.80%            0.90%
--------------------------------------------------------------------------------

The effective annual management fee for the year ended December 31, 2003 was
0.95%, 0.85%, and 0.95% for Class I, Class II, and Class III, respectively.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed daily and paid monthly in arrears based on the Class II average daily closing net assets during the previous month. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the year ended December 31, 2003, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation.

During the year ended December 31, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2003, were $1,964,979,251 and $1,758,323,981, respectively.

As of December 31, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                 $1,906,448,396
================================================================================
Gross tax appreciation of investments                             $244,290,589
---------------------------------------------------------------
Gross tax depreciation of investments                               (9,749,032)
--------------------------------------------------------------------------------
Net appreciation of investments                                   $234,541,557
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on certain forward foreign currency contracts.

                                                                  (continued)

------
12

Notes to Financial Statements

DECEMBER 31, 2003

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                                    SHARES           AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                           500,000,000
================================================================================
Sold                                         56,209,783          $374,051,568
------------------------------------------
Issued in reinvestment of distributions       3,034,106            16,414,513
------------------------------------------
Redeemed                                    (52,331,377)         (336,610,636)
--------------------------------------------------------------------------------
Net increase                                  6,912,512          $ 53,855,445
================================================================================
YEAR ENDED DECEMBER 31, 2002
SHARES AUTHORIZED                           500,000,000
================================================================================
Sold                                         95,219,343          $655,580,855
------------------------------------------
Issued in reinvestment of distributions      13,084,491            95,124,252
------------------------------------------
Redeemed                                    (60,170,155)         (388,608,288)
--------------------------------------------------------------------------------
Net increase                                 48,133,679          $362,096,819
================================================================================
CLASS II
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                           100,000,000
================================================================================
Sold                                         14,880,290          $100,119,973
------------------------------------------
Issued in reinvestment of distributions         176,690               955,890
------------------------------------------
Redeemed                                       (603,643)           (3,901,251)
--------------------------------------------------------------------------------
Net increase                                 14,453,337          $ 97,174,612
================================================================================
YEAR ENDED DECEMBER 31, 2002
SHARES AUTHORIZED                           100,000,000
================================================================================
Sold                                         11,968,165           $78,059,418
------------------------------------------
Issued in reinvestment of distributions         227,780             1,655,957
------------------------------------------
Redeemed                                       (917,920)           (5,564,041)
--------------------------------------------------------------------------------
Net increase                                 11,278,025           $74,151,334
================================================================================
CLASS III
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                           100,000,000
================================================================================
Sold                                            317,372            $2,161,508
------------------------------------------
Issued in reinvestment of distributions           1,447                 7,827
------------------------------------------
Redeemed                                       (143,379)             (959,169)
--------------------------------------------------------------------------------
Net increase                                    175,440            $1,210,166
================================================================================
PERIOD ENDED DECEMBER 31, 2002(1)
SHARES AUTHORIZED                           100,000,000
================================================================================
Sold                                             70,555              $436,433
------------------------------------------
Redeemed                                        (12,402)              (77,897)
--------------------------------------------------------------------------------
Net increase                                     58,153              $358,536
================================================================================

(1) May 6, 2002 (commencement of sale) through December 31, 2002.

                                                                 (continued)

------
13

Notes to Financial Statements

DECEMBER 31, 2003

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2003.

6. OTHER TAX INFORMATION (UNAUDITED)

The following information is provided pursuant to provisions of the Internal
Revenue Code.

The fund hereby designates $17,248 of qualified dividend income for the fiscal year ended December 31, 2003.

For corporate taxpayers, 100.00% of the ordinary income distributions paid during the fiscal year ended December 31, 2003, qualify for the corporate dividends received deduction.

------
14

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31
--------------------------------------------------------------------------------------------------
                                                                     CLASS I
--------------------------------------------------------------------------------------------------
                                               2003        2002        2001      2000       1999
PER-SHARE DATA
Net Asset Value, Beginning of Period           $6.12       $7.44       $6.67     $5.95     $6.73
--------------------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------
  Net Investment Income                         0.09(1)     0.08(1)     0.08(1)   0.08      0.08
-----------------------------------
  Net Realized and Unrealized Gain (Loss)       1.65       (0.95)       0.77      0.90     (0.15)
--------------------------------------------------------------------------------------------------
  Total From Investment Operations              1.74       (0.87)       0.85      0.98     (0.07)
--------------------------------------------------------------------------------------------------
Distributions
-----------------------------------
  From Net Investment Income                   (0.07)      (0.06)      (0.08)    (0.07)    (0.07)
-----------------------------------
  From Net Realized Gains                          --      (0.39)          --    (0.19)    (0.64)
--------------------------------------------------------------------------------------------------
  Total Distributions                          (0.07)      (0.45)      (0.08)    (0.26)    (0.71)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $7.79       $6.12       $7.44     $6.67     $5.95
==================================================================================================
  TOTAL RETURN(2)                              28.96%     (12.62)%     12.82%    18.14%    (0.85)%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses
to Average Net Assets                           0.95%       0.95%       0.97%     1.00%     1.00%
-----------------------------------
Ratio of Net Investment Income
to Average Net Assets                           1.37%       1.17%       1.28%     1.81%     1.40%
-----------------------------------
Portfolio Turnover Rate                          109%        106%        174%      159%      118%
-----------------------------------
Net Assets, End of Period (in thousands)   $1,919,580  $1,465,287  $1,424,235  $672,214  $416,166
--------------------------------------------------------------------------------------------------

(1) Computed using average shares outstanding throughout the period.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

See Notes to Financial Statements.

------
15

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
----------------------------------------------------------------------------------------
                                                                 CLASS II
----------------------------------------------------------------------------------------
                                                        2003       2002        2001(1)
PER-SHARE DATA
Net Asset Value, Beginning of Period                    $6.11      $7.44        $7.19
----------------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------
  Net Investment Income(2)                               0.08       0.07         0.02
-----------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                1.65      (0.95)        0.23
----------------------------------------------------------------------------------------
  Total From Investment Operations                       1.73      (0.88)        0.25
----------------------------------------------------------------------------------------
Distributions
-----------------------------------------------------
  From Net Investment Income                            (0.06)     (0.06)          --
-----------------------------------------------------
  From Net Realized Gains                                   --     (0.39)          --
----------------------------------------------------------------------------------------
  Total Distributions                                   (0.06)     (0.45)          --
----------------------------------------------------------------------------------------
  Net Asset Value, End of Period                        $7.78      $6.11        $7.44
========================================================================================
  TOTAL RETURN(3)                                       28.81%    (12.81)%       3.48%

RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets        1.10%      1.10%       1.11%(4)
-----------------------------------------------------
Ratio of Net Investment Income to Average Net Assets     1.22%      1.02%       0.81%(4)
-----------------------------------------------------
Portfolio Turnover Rate                                   109%       106%        174%(5)
-----------------------------------------------------
Net Assets, End of Period (in thousands)              $218,141    $82,976     $17,145
----------------------------------------------------------------------------------------

(1) August 14, 2001 (commencement of sale) through December 31, 2001.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2001.

See Notes to Financial Statements.

------
16

VP Value - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted
--------------------------------------------------------------------------------
                                                               CLASS III
--------------------------------------------------------------------------------
                                                             2003    2002(1)
PER-SHARE DATA

Net Asset Value, Beginning of Period                        $6.12     $6.92
--------------------------------------------------------------------------------
Income From Investment Operations
----------------------------------------------------------
  Net Investment Income(2)                                   0.09      0.06
----------------------------------------------------------
  Net Realized and Unrealized Gain (Loss)                    1.65     (0.86)
--------------------------------------------------------------------------------
  Total From Investment Operations                           1.74     (0.80)
--------------------------------------------------------------------------------
Distributions
----------------------------------------------------------
  From Net Investment Income                                (0.07)       --
--------------------------------------------------------------------------------
Net Asset Value, End of Period                              $7.79     $6.12
================================================================================
  TOTAL RETURN(3)                                           28.96%   (11.56)%
RATIOS/SUPPLEMENTAL DATA
Ratio of Operating Expenses to Average Net Assets            0.95%     0.95%(4)
----------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets         1.37%     1.50%(4)
----------------------------------------------------------
Portfolio Turnover Rate                                       109%      106%(5)
----------------------------------------------------------
Net Assets, End of Period (in thousands)                    $1,819      $356
--------------------------------------------------------------------------------

(1) May 6, 2002 (commencement of sale) through December 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2002.

See Notes to Financial Statements.

------
17

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century Variable Portfolios, Inc:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Value Fund, (the "Fund"), one of the funds comprising American Century Variable Portfolios, Inc., as of December 31, 2003,
and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Value Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2004

------
18

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.
The directors serve in this capacity for five registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 22
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director Emeritus(1)
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeo
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1) Dr. Robert Doering resigned as full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

                                                                     (continued)

------
19

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
and J.D. Edwards & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (66), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (58), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 8
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President - Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance - Global Markets Group, Sprint Corporation
(November 1998 to January 2003)
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 1
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director, Chairman of the Board
LENGTH OF TIME SERVED (YEARS): 44
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Director
LENGTH OF TIME SERVED (YEARS): 12
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries
NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39
OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1) James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                   (continued)

------
20

Management

OFFICERS
--------------------------------------------------------------------------------

WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: President
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Executive Vice President
LENGTH OF TIME SERVED (YEARS): 7
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel
LENGTH OF TIME SERVED (YEARS): 2
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Controller
LENGTH OF TIME SERVED (YEARS): 6
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111
POSITION(S) HELD WITH FUND: Tax Officer
LENGTH OF TIME SERVED (YEARS): 5
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to December 2003); Treasurer, American
Century Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-6488.

------
21

Share Class Information

Three classes of shares are authorized for sale by the fund: Class I, Class II, and Class III.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of the Class I shares.

CLASS III shares are sold through insurance company separate accounts. Class III shareholders do not pay any commissions or other fees to American Century for the purchase of fund shares. However, Class III shares have a 1.00% redemption fee for shares that are redeemed or exchanged within 60 days of purchase.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------
22

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LIPPER MULTI-CAP VALUE INDEX is an equally-weighted index of, typically, the
30 largest mutual funds that use a value investment strategy to purchase securities of companies of all market capitalizations.

The S&P 500 INDEX is a market-value weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
23

Notes

------
24

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0402                             American Century Investment Services, Inc.
SH-ANN-36964                     (c)2004 American Century Services Corporation

[front cover]

DECEMBER 31, 2003

American Century Variable Portfolios
Annual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of side-by-side bridges]

VP Vista

                                     [american century logo and text logo (sm)]

VP VISTA

FINANCIAL STATEMENTS

OTHER INFORMATION
Management................................................................ 15
Additional Information.................................................... 18

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Vista - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2003
                                         --------------
                                         AVERAGE ANNUAL
                                            RETURNS
-------------------------------------------------------------------------------
                                             SINCE                INCEPTION
                      1 YEAR               INCEPTION                 DATE
-------------------------------------------------------------------------------
VP VISTA              42.21%                 6.81%                  10/5/01
-------------------------------------------------------------------------------
RUSSELL MIDCAP
GROWTH INDEX          42.71%                10.42%                    --
-------------------------------------------------------------------------------

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

GROWTH OF $10,000 OVER LIFE OF FUND

$10,000 investment made October 5, 2001

ONE-YEAR RETURNS OVER LIFE OF FUND

Periods ended December 31
--------------------------------------------------------------------------------
                                       2001*         2002          2003
--------------------------------------------------------------------------------
VP Vista                               1.50%       -19.70%        42.21%
--------------------------------------------------------------------------------
Russell Midcap Growth Index           20.49%       -27.41%        42.71%
--------------------------------------------------------------------------------

* From 10/5/01, the fund's inception date. Not annualized.

The charts on the performance page give historical return data for the fund.
Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not. Past performance does not guarantee future results. None of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost.

------
2

VP Vista - Portfolio Commentary

[photo of Glenn Fogle and David Rose]

A PORTFOLIO COMMENTARY FROM GLENN FOGLE AND DAVID ROSE, PORTFOLIO MANAGERS ON
THE VP VISTA INVESTMENT TEAM.

For the twelve months ended December 31, 2003, VP Vista gained 42.21% while its benchmark, the Russell Midcap Growth Index, rose 42.71%.

Investors witnessed a remarkable turnaround in the stock market during the 12 months covered by this report. Intense geopolitical strife and lackluster economic growth marked the beginning of the period. However, two events in the spring--the invasion of Iraq and the approval of a $350 billion package of federal tax cuts, which included reductions on taxes paid on dividends and capital gains--triggered a rally that included six consecutive months of gains by the Russell Midcap Growth Index. Government reports that the third quarter produced the fastest quarterly growth in gross domestic product, corporate profits, and worker productivity in about two decades suggested that an economic recovery was underway.

In this optimistic environment, VP Vista found success throughout the market.
All but one of the portfolio's sector groups added to performance.

By following its mandate to seek out companies whose earnings and revenues are growing at an accelerating rate, VP Vista placed, on average, more than one-quarter of its positions in health care stocks. Long-time holding Coventry
Health Care, a managed health care company, was VP Vista's top contributor. The portfolio's management team believed many investors underestimated the company's ability to improve its margins, and their judgment was rewarded when Coventry reported record earnings and raised earnings guidance. Coventry's gains outpaced detracting medical service companies, such as Covance, which said its backlog slipped due to weak net orders in central laboratory services.

Medical products manufacturers also helped VP Vista advance. The group was led by Boston Scientific, which benefited from its imminent entry into the U.S.
drug-coated stent market. The portfolio's generic drug holdings also appreciated as a steady stream of drugs

TOP TEN HOLDINGS
AS OF DECEMBER 31, 2003
-----------------------------------------------------------------------------
                                       % OF FUND             % OF FUND
                                      INVESTMENTS           INVESTMENTS
                                         AS OF                 AS OF
                                       12/31/03               6/30/03
-----------------------------------------------------------------------------
W Holding Company, Inc.                  4.4%                   1.3%
-----------------------------------------------------------------------------
Boston Scientific Corp.                  4.1%                   3.4%
-----------------------------------------------------------------------------
AETNA Inc.                               4.1%                   2.7%
-----------------------------------------------------------------------------
Coventry Health Care Inc.                3.1%                   5.4%
-----------------------------------------------------------------------------
UTStarcom Inc.                           3.0%                   2.0%
-----------------------------------------------------------------------------
Research In Motion Ltd.                  3.0%                   1.0%
-----------------------------------------------------------------------------
SanDisk Corp.                            2.7%                   2.2%
-----------------------------------------------------------------------------
Puma AG Rudolf
Dassler Sport ORD                        2.6%                   1.0%
-----------------------------------------------------------------------------
Amphenol Corp. Cl A                      2.5%                    --
-----------------------------------------------------------------------------
OmniVision
Technologies, Inc.                       2.5%                   1.7%
-----------------------------------------------------------------------------

                                                                    (continued)

------
3

VP Vista - Portfolio Commentary

losing patent protection provided a catalyst for profit growth.

Technology stocks added to performance, and semiconductor stocks provided its biggest gains. The sector's leader was SanDisk, whose earnings and revenues accelerated on strong demand for its flash-memory cards that are used in digital cameras and consumer electronics. Another big contributor was Research In
Motion. The Canadian company's price rose after it raised its revenues and earnings guidance based on accelerating growth in new subscribers for its
Blackberry portable mobile email device. However, the sector's performance was restrained by aerospace companies, which represented the portfolio's biggest detracting group.

Consumer spending grew throughout the last three quarters of the period, boosting the portfolio's selection of consumer cyclicals. Among the contributing groups were specialty retail and apparel stocks.

Stock selection in the commercial services sector made that area another top contributor to performance. The rise was led by secondary education providers, such as Apollo Group, that benefited from accelerating enrollment growth.

The lowest interest rate in decades continued to boost financial stocks. The sector's top contributor was W Holding, the parent company of one of the largest banks in Puerto Rico. However, smaller positions in equity real estate and securities firms detracted from performance.

The consumer services sector added to performance, thanks to its selection of satellite broadcasters. But several media stocks took away from performance.
Emmis Communications struggled early in the year, making it the portfolio's biggest detractor.

Utilities, VP Vista's smallest sector, was also its only detracting sector. The portfolio's lack of gas utilities left it out of a rally by that industry group, which saw natural gas prices surge in December.

We are encouraged by the resilience demonstrated by the economy and the stock market during the last 12 months. While it is impossible to be certain that the progress can be sustained, we believe there will be opportunities for companies to grow their profits at accelerating rates. Our focus will be on owning these improving businesses in order to achieve superior performance in the long run.

TOP FIVE INDUSTRIES
AS OF DECEMBER 31, 2003
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          12/31/03               6/30/03
--------------------------------------------------------------------------------
Medical Providers
& Services                                 13.0%                  17.7%
--------------------------------------------------------------------------------
Semiconductor                              10.1%                   4.6%
--------------------------------------------------------------------------------
Electronic Equipment                        9.7%                   4.7%
--------------------------------------------------------------------------------
Apparel & Textiles                          5.9%                   1.0%
--------------------------------------------------------------------------------
Banks                                       5.6%                   1.8%
--------------------------------------------------------------------------------

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          12/31/03               6/30/03
--------------------------------------------------------------------------------
Common Stocks                              100.0%                 100.0%
--------------------------------------------------------------------------------

------
4

VP Vista - Schedule of Investments

DECEMBER 31, 2003

Shares                                                             Value
--------------------------------------------------------------------------------
COMMON STOCKS -- 100.0%

AIRLINES -- 1.3%
--------------------------------------------------------------------------------
      1,361  America West Holdings
             Corporation Cl B(1)                                    $   16,876
--------------------------------------------------------------------------------
        853  Northwest Airlines Corporation(1)                          10,765
--------------------------------------------------------------------------------
                                                                        27,641
--------------------------------------------------------------------------------
ALCOHOL -- 0.5%
--------------------------------------------------------------------------------
        349  Central European Distribution
             Corporation(1)                                             11,028
--------------------------------------------------------------------------------
APPAREL & TEXTILES -- 5.9%
--------------------------------------------------------------------------------
        921  K-Swiss Inc. Cl A                                          22,159
--------------------------------------------------------------------------------
        738  NIKE, Inc. Cl B                                            50,523
--------------------------------------------------------------------------------
        325  Puma AG Rudolf Dassler Sport ORD                           57,222
--------------------------------------------------------------------------------
                                                                       129,904
--------------------------------------------------------------------------------
BANKS -- 5.6%
--------------------------------------------------------------------------------
        520  East West BanCorp, Inc.                                    27,914
--------------------------------------------------------------------------------
      5,130  W Holding Company, Inc.                                    95,469
--------------------------------------------------------------------------------
                                                                       123,383
--------------------------------------------------------------------------------
BIOTECHNOLOGY -- 4.2%
--------------------------------------------------------------------------------
        935  MGI Pharma Inc.(1)                                         38,475
--------------------------------------------------------------------------------
      2,809  QLT Inc.(1)                                                52,950
--------------------------------------------------------------------------------
                                                                        91,425
--------------------------------------------------------------------------------
CHEMICALS -- 1.0%
--------------------------------------------------------------------------------
        434  OM Group Inc.(1)                                           11,366
--------------------------------------------------------------------------------
        260  Rohm and Haas Co.                                          11,105
--------------------------------------------------------------------------------
                                                                        22,471
--------------------------------------------------------------------------------
COMPUTER HARDWARE & BUSINESS MACHINES -- 3.0%
--------------------------------------------------------------------------------
        978  Research In Motion Ltd.(1)                                 65,360
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 2.0%
--------------------------------------------------------------------------------
        292  BMC Software Inc.(1)                                        5,446
--------------------------------------------------------------------------------
        292  Cadence Design Systems, Inc.(1)                             5,250
--------------------------------------------------------------------------------
        398  Computer Associates International, Inc.                    10,880
--------------------------------------------------------------------------------
        714  Networks Associates Inc.(1)                                10,739
--------------------------------------------------------------------------------
      1,026  Novell, Inc.(1)                                            10,794
--------------------------------------------------------------------------------
                                                                        43,109
--------------------------------------------------------------------------------
CONSTRUCTION & REAL PROPERTY -- 0.5%
--------------------------------------------------------------------------------
        417  Dycom Industries Inc.(1)                                   11,184
--------------------------------------------------------------------------------
DEFENSE/AEROSPACE -- 1.3%
--------------------------------------------------------------------------------
        234  ITT Industries, Inc.                                       17,365
--------------------------------------------------------------------------------
        907  Orbital Sciences Corp.(1)                                  10,902
--------------------------------------------------------------------------------
                                                                        28,267
--------------------------------------------------------------------------------
DEPARTMENT STORES -- 1.3%
--------------------------------------------------------------------------------
        328  Neiman Marcus Group, Inc. Cl A(1)                          17,603
--------------------------------------------------------------------------------
        325  Nordstrom, Inc.                                            11,148
--------------------------------------------------------------------------------
                                                                        28,751
--------------------------------------------------------------------------------

Shares                                                             Value
--------------------------------------------------------------------------------
DRUGS -- 0.5%
--------------------------------------------------------------------------------
        170  Martek Biosciences Corporation(1)                      $   11,045
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT -- 9.7%
--------------------------------------------------------------------------------
      4,171  3Com Corp.(1)                                              34,077
--------------------------------------------------------------------------------
        848  Amphenol Corp. Cl A(1)                                     54,213
--------------------------------------------------------------------------------
        841  Netopia Inc.(1)                                            12,262
--------------------------------------------------------------------------------
        301  Photon Dynamics Inc.(1)                                    12,112
--------------------------------------------------------------------------------
        371  Plantronics, Inc.(1)                                       12,113
--------------------------------------------------------------------------------
      1,023  Power-One Inc.(1)                                          11,079
--------------------------------------------------------------------------------
        210  Roper Industries Inc.                                      10,345
--------------------------------------------------------------------------------
      1,788  UTStarcom Inc.(1)                                          66,281
--------------------------------------------------------------------------------
                                                                       212,482
--------------------------------------------------------------------------------
ENERGY RESERVES & PRODUCTION -- 1.9%
--------------------------------------------------------------------------------
        439  Patina Oil & Gas Corp.                                     21,507
--------------------------------------------------------------------------------
        690  XTO Energy Inc.                                            19,527
--------------------------------------------------------------------------------
                                                                        41,034
--------------------------------------------------------------------------------
FINANCIAL SERVICES -- 0.6%
--------------------------------------------------------------------------------
        488  ICAP plc ORD                                               13,535
--------------------------------------------------------------------------------
FOOD & BEVERAGE -- 0.9%
--------------------------------------------------------------------------------
        382  Hormel Foods Corp.                                          9,859
--------------------------------------------------------------------------------
        499  Smithfield Foods Inc.(1)                                   10,330
--------------------------------------------------------------------------------
                                                                        20,189
--------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER -- 1.0%
--------------------------------------------------------------------------------
      1,193  Smurfit-Stone Container Corp.(1)                           22,154
--------------------------------------------------------------------------------
HOME PRODUCTS -- 3.1%
--------------------------------------------------------------------------------
        631  Estee Lauder Companies, Inc. Cl A                          24,773
--------------------------------------------------------------------------------
        325  Jarden Corp.(1)                                             8,886
--------------------------------------------------------------------------------
      1,094  Nu Skin Enterprises Inc., Cl A                             18,696
--------------------------------------------------------------------------------
        533  Rayovac Corporation(1)                                     11,166
--------------------------------------------------------------------------------
        163  USANA Health Sciences, Inc.(1)                              4,988
--------------------------------------------------------------------------------
                                                                        68,509
--------------------------------------------------------------------------------
INDUSTRIAL PARTS -- 2.4%
--------------------------------------------------------------------------------
        187  Carlisle Companies, Inc.                                   11,381
--------------------------------------------------------------------------------
        368  Ingersoll-Rand Company                                     24,979
--------------------------------------------------------------------------------
        434  Stanley Works (The)                                        16,436
--------------------------------------------------------------------------------
                                                                        52,796
--------------------------------------------------------------------------------
INDUSTRIAL SERVICES -- 0.7%
--------------------------------------------------------------------------------
      1,140  Labor Ready Inc.(1)                                        14,934
--------------------------------------------------------------------------------
INFORMATION SERVICES -- 5.1%
--------------------------------------------------------------------------------
        317  Apollo Group Inc. Cl A(1)                                  21,556
--------------------------------------------------------------------------------
        383  Career Education Corp.(1)                                  15,347
--------------------------------------------------------------------------------
        244  Computer Sciences Corp.(1)                                 10,792
--------------------------------------------------------------------------------
        545  Corinthian Colleges, Inc.(1)                               30,280
--------------------------------------------------------------------------------
        313  Strayer Education Inc.                                     34,064
--------------------------------------------------------------------------------
                                                                       112,039
--------------------------------------------------------------------------------
LEISURE -- 0.9%
--------------------------------------------------------------------------------
        458  Mandalay Resort Group                                      20,482
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
5

VP Vista - Schedule of Investments

DECEMBER 31, 2003

Shares                                                             Value
--------------------------------------------------------------------------------
MEDIA -- 1.4%
--------------------------------------------------------------------------------
        319  EchoStar Communications
             Corp. Cl A(1)                                          $   10,846
--------------------------------------------------------------------------------
        228  Entercom Communications Corp.(1)                           12,075
--------------------------------------------------------------------------------
        740  Spanish Broadcasting System(1)                              7,770
--------------------------------------------------------------------------------
                                                                        30,691
--------------------------------------------------------------------------------
MEDICAL PRODUCTS & SUPPLIES -- 5.5%
--------------------------------------------------------------------------------
        357  Abaxis Inc.(1)                                              6,469
--------------------------------------------------------------------------------
      2,451  Boston Scientific Corp.(1)                                 90,098
--------------------------------------------------------------------------------
        244  Cooper Companies, Inc. (The)                               11,500
--------------------------------------------------------------------------------
        606  Therasense Inc.(1)                                         12,302
--------------------------------------------------------------------------------
                                                                       120,369
--------------------------------------------------------------------------------
MEDICAL PROVIDERS & SERVICES -- 13.0%
--------------------------------------------------------------------------------
      1,315  AETNA Inc.                                                 88,867
--------------------------------------------------------------------------------
        583  Anthem, Inc.(1)                                            43,725
--------------------------------------------------------------------------------
      1,520  Beverly Enterprises Inc.(1)                                13,057
--------------------------------------------------------------------------------
      1,049  Coventry Health Care Inc.(1)                               67,649
--------------------------------------------------------------------------------
        259  Kindred Healthcare Inc.(1)                                 13,463
--------------------------------------------------------------------------------
        321  Manor Care, Inc.                                           11,097
--------------------------------------------------------------------------------
        486  PacifiCare Health Systems, Inc.(1)                         32,854
--------------------------------------------------------------------------------
        360  VCA Antech Inc.(1)                                         11,153
--------------------------------------------------------------------------------
                                                                       281,865
--------------------------------------------------------------------------------
MINING & METALS -- 1.8%
--------------------------------------------------------------------------------
        649  Schnitzer Steel Industries Inc.                            39,265
--------------------------------------------------------------------------------
OIL REFINING -- 0.8%
--------------------------------------------------------------------------------
        356  Western Gas Resources Inc.                                 16,821
--------------------------------------------------------------------------------
PROPERTY AND CASUALTY INSURANCE -- 2.3%
--------------------------------------------------------------------------------
        325  Everest Re Group, Ltd.                                     27,495
--------------------------------------------------------------------------------
        683  HCC Insurance Holdings, Inc.                               21,719
--------------------------------------------------------------------------------
                                                                        49,214
--------------------------------------------------------------------------------
RAILROADS -- 0.5%
--------------------------------------------------------------------------------
        171  Canadian National Railway Co.                              10,821
--------------------------------------------------------------------------------

Shares                                                               Value
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST -- 1.4%
--------------------------------------------------------------------------------
      1,698  Annaly Mortgage Management Inc.                        $   31,243
--------------------------------------------------------------------------------
RESTAURANTS -- 0.6%
--------------------------------------------------------------------------------
        328  Wendy's International, Inc.                                12,871
--------------------------------------------------------------------------------
SEMICONDUCTOR -- 10.1%
--------------------------------------------------------------------------------
        722  Advanced Micro Devices, Inc.(1)                            10,758
--------------------------------------------------------------------------------
        780  Amkor Technology, Inc.(1)                                  14,204
--------------------------------------------------------------------------------
        637  Asyst Technologies Inc.(1)                                 11,052
--------------------------------------------------------------------------------
      1,284  Cirrus Logic Inc.(1)                                        9,848
--------------------------------------------------------------------------------
        673  Credence Systems Corp.(1)                                   8,857
--------------------------------------------------------------------------------
        388  International Rectifier Corp.(1)                           19,171
--------------------------------------------------------------------------------
        654  National Semiconductor Corp.(1)                            25,774
--------------------------------------------------------------------------------
        260  O2Micro International Ltd.(1)                               5,824
--------------------------------------------------------------------------------
        974  OmniVision Technologies, Inc.(1)                           53,814
--------------------------------------------------------------------------------
        967  SanDisk Corp.(1)                                           59,122
--------------------------------------------------------------------------------
                                                                       218,424
--------------------------------------------------------------------------------
SPECIALTY STORES -- 2.3%
--------------------------------------------------------------------------------
      1,479  Claire's Stores Inc.                                       27,864
--------------------------------------------------------------------------------
        406  Hot Topic, Inc.(1)                                         11,961
--------------------------------------------------------------------------------
        366  Yankee Candle Company Inc.(1)                              10,003
--------------------------------------------------------------------------------
                                                                        49,828
--------------------------------------------------------------------------------
TELEPHONE -- 1.1%
--------------------------------------------------------------------------------
      6,794  Covad Communications Group Inc.(1)                         24,458
--------------------------------------------------------------------------------
TRUCKING & SHIPPING & AIR FREIGHT -- 0.5%
--------------------------------------------------------------------------------
        299  Yellow Roadway Corp.(1)                                    10,815
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATIONS -- 5.3%
--------------------------------------------------------------------------------
      1,805  Nextel Communications, Inc.(1)                             50,648
--------------------------------------------------------------------------------
        707  NII Holdings Inc. Cl B(1)                                  52,763
--------------------------------------------------------------------------------
        171  Vimpel-Communications ADR(1)                               12,569
--------------------------------------------------------------------------------
                                                                       115,980
--------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $1,749,433)                                                   $2,184,387
================================================================================

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts to Sell    Settlement Date      Value       Unrealized Loss
--------------------------------------------------------------------------------
   22,912 EURO            1/30/04        $28,792           $(211)
--------------------------------------------------------------------------------
    3,808 GBP             1/30/04          6,780             (39)
--------------------------------------------------------------------------------
                                         $35,572           $(250)
                                     ===========================================
(Value on Settlement Date $35,322)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -- and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS

ADR = American Depositary Receipt

ORD = Foreign Ordinary Share

GBP = British Pound

(1)  Non-income producing.

See Notes to Financial Statements.

------
6

Statement of Assets and Liabilities

DECEMBER 31, 2003

--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities,
at value (cost of $1,749,433)                                        $2,184,387
-------------------------------------------------------------
Cash                                                                    101,950
-------------------------------------------------------------
Receivable for investments sold                                          18,203
-------------------------------------------------------------
Dividends and interest receivable                                         1,226
--------------------------------------------------------------------------------
                                                                      2,305,766
--------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------
Payable for investments purchased                                        97,415
-------------------------------------------------------------
Payable for forward foreign currency exchange contracts                     250
-------------------------------------------------------------
Accrued management fees                                                   1,797
--------------------------------------------------------------------------------
                                                                         99,462
--------------------------------------------------------------------------------

Net Assets                                                           $2,206,304
================================================================================

CAPITAL SHARES, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Authorized                                                          100,000,000
================================================================================
Outstanding                                                             190,363
================================================================================

NET ASSET VALUE PER SHARE                                                $11.59
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                              $1,863,883
-------------------------------------------------------------
Accumulated net investment loss                                          (2,187)
-------------------------------------------------------------
Accumulated net realized loss on investment
and foreign currency transactions                                       (90,096)
-------------------------------------------------------------
Net unrealized appreciation on investments and translation
of assets and liabilities in foreign currencies                         434,704
--------------------------------------------------------------------------------
                                                                     $2,206,304
================================================================================

See Notes to Financial Statements.

------
7

Statement of Operations

YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------
INVESTMENT LOSS
--------------------------------------------------------------------------------
INCOME:
-------------------------------------------------------------
Dividends                                                              $  5,795
-------------------------------------------------------------
Interest                                                                    753
--------------------------------------------------------------------------------
                                                                          6,548
--------------------------------------------------------------------------------

EXPENSES:
-------------------------------------------------------------
Management fees                                                          15,606
-------------------------------------------------------------
Directors' fees and expenses                                                 21
-------------------------------------------------------------
Other expenses                                                                6
--------------------------------------------------------------------------------
                                                                         15,633
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      (9,085)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) ON:
-------------------------------------------------------------
Investment transactions                                                 162,921
-------------------------------------------------------------
Foreign currency transactions                                            (2,913)
--------------------------------------------------------------------------------
                                                                        160,008
--------------------------------------------------------------------------------

CHANGE IN NET UNREALIZED APPRECIATION ON:
-------------------------------------------------------------
Investments                                                             422,261
-------------------------------------------------------------
Translation of assets and liabilities in foreign currencies                (250)
--------------------------------------------------------------------------------
                                                                        422,011
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                        582,019
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $572,934
================================================================================

See Notes to Financial Statements.

------
8

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2003 AND DECEMBER 31, 2002
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                      2003         2002
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment loss                                    $   (9,085)  $   (3,365)
-------------------------------------------------
Net realized gain (loss)                                  160,008     (230,242)
-------------------------------------------------
Change in net unrealized appreciation                     422,011      (25,144)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                 572,934     (258,751)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Proceeds from shares sold                                 613,658    1,118,316
-------------------------------------------------
Payments for shares redeemed                             (144,180)    (767,716)
--------------------------------------------------------------------------------
Net increase in net assets from
capital share transactions                                469,478      350,600
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                              1,042,412       91,849

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                     1,163,892    1,072,043
--------------------------------------------------------------------------------
End of period                                          $2,206,304   $1,163,892
================================================================================

Accumulated net investment loss                           $(2,187)          --
================================================================================

TRANSACTION IN SHARES OF THE FUND
--------------------------------------------------------------------------------
Sold                                                       63,455      126,639
-------------------------------------------------
Redeemed                                                  (15,988)     (89,414)
--------------------------------------------------------------------------------
Net increase in transactions
in shares of the fund                                      47,467       37,225
================================================================================

See Notes to Financial Statements.

------
9

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios, Inc., (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Vista Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act.
The fund's investment objective is long-term capital growth. The fund seeks to achieve its investment objective by investing in companies with medium to small market capitalization. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value.
When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.
If an event were to occur after the close of the foreign exchange on which a portfolio security principally trades, but before the net asset value per-share of a fund was determined that was likely to materially affect the net asset value of the fund, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

FUTURES CONTRACTS -- The fund may enter into futures contracts in order to manage the fund's exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that the fund's investment manager, American Century Investment
Management, Inc. (ACIM), has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The

                                                                  (continued)

------
10

Notes to Financial Statements

DECEMBER 31, 2003

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2003, the fund has accumulated net realized capital loss carryovers for federal income tax purposes of $87,254 (expiring in 2010), which may be used to offset future taxable gains.

The fund has elected to treat $2,412 of net foreign currency losses incurred in the two-month period ended December 31, 2003, as having been incurred in the following fiscal year for federal income tax purposes.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed daily and paid monthly in arrears based on the fund's average daily closing net assets during the previous month. The annual management fee for the fund is 1.00%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, American Century Investment
Services, Inc., and the corporation's transfer agent, American Century Services
Corporation.

During the year ended December 31, 2003, the fund invested in a money market fund for temporary purposes, which was managed by J.P. Morgan Investment
Management, Inc. (JPMIM). JPMIM is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a wholly owned subsidiary of JPM.

(continued)

------
11

Notes to Financial Statements

DECEMBER 31, 2003

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the year ended December 31, 2003, were $4,459,257 and $3,911,113, respectively.

As of December 31, 2003, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                    $1,752,275
================================================================================
Gross tax appreciation of investments                                $440,257
---------------------------------------------------------------
Gross tax depreciation of investments                                  (8,145)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                  $432,112
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends.

4. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $650,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$620,000,000 effective December 17, 2003. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2003.

------
12

VP Vista - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                           2003           2002          2001(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                       $8.15        $10.15          $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Loss                     (0.05)        (0.02)          (0.01)
--------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                   3.49         (1.98)           0.16
--------------------------------------------------------------------------------
  Total From Investment
  Operations                               3.44         (2.00)           0.15
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                            $11.59         $8.15          $10.15
================================================================================
  TOTAL RETURN(2)                         42.21%       (19.70)%          1.50%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                     1.00%          1.00%        1.00%(3)
--------------------------------------
Ratio of Net Investment Loss
to Average Net Assets                   (0.58)%        (0.29)%      (0.32)%(3)
--------------------------------------
Portfolio Turnover Rate                    262%           294%             50%
--------------------------------------
Net Assets, End of Period
(in thousands)                           $2,206         $1,164          $1,072
--------------------------------------------------------------------------------

(1) October 5, 2001 (inception) through December 31, 2001.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

See Notes to Financial Statements.

------
13

Independent Auditors' Report

The Board of Directors and Shareholders,
American Century Variable Portfolios, Inc:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of VP Vista Fund, (the "Fund"), one of the funds comprising American Century Variable Portfolios, Inc., as of December 31, 2003,
and the related statement of operations for the year then ended, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of VP
Vista Fund as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
February 9, 2004

------
14

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Mandatory retirement age for independent directors is
75, although the remaining independent directors may temporarily waive this requirement on a case-by-case basis. Those listed as interested directors are
"interested" primarily by virtue of their engagement as officers of American
Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American Century Investment Management, Inc. (ACIM);
the fund's principal underwriter, American Century Investment Services, Inc.
(ACIS); and the fund's transfer agent, American Century Services Corporation
(ACSC).

The other directors (more than two-thirds of the total number) are independent;
that is, they are not employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including ACIM, ACIS, and ACSC.
The directors serve in this capacity for five registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 12 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
THOMAS A. BROWN (63), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 22

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Strategic Account Implementation
Manager, Applied Industrial Technologies, Inc., a corporation engaged in the sale of bearings and power transmission products

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ROBERT W. DOERING, M.D. (71), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director Emeritus(1)

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly a general surgeon

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
ANDREA C. HALL, PH.D. (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, Midwest
Research Institute

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Midwest Research Institute
--------------------------------------------------------------------------------

(1) Dr. Robert Doering resigned as full-time director, effective November 5,
    2001, after serving in such capacity for 33 years. Dr. Doering continues to serve the board in an advisory capacity. His position as Director
    Emeritus is an advisory position and involves attendance at one board meeting per year to review prior year-end results for the funds. He receives all regular board communications, including monthly mailings, industry newsletters, email communications, and company information, but not quarterly board and committee materials relating to meetings that he does not attend. Dr. Doering is not a director or a member of the board and has no voting power relating to any matters relating to fund operations. He is not an interested person of the funds or ACIM. He receives an annual stipend of $2,500 for his services.

(continued)

------
15

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
D.D. (DEL) HOCK (68), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, formerly Chairman, Public
Service Company of Colorado

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Allied Motion Technologies, Inc.
and J.D. Edwards & Company
--------------------------------------------------------------------------------
DONALD H. PRATT (66), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Vice Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Western Investments,
Inc.; Retired Chairman of the Board, Butler Manufacturing Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Atlas-Copco, North America Inc.
--------------------------------------------------------------------------------
GALE E. SAYERS (60), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President, Chief Executive Officer,
and Founder, Sayers Computer Source

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
M. JEANNINE STRANDJORD (58), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and Chief
Integration Officer, Sprint Corporation (September 2003 to present); Senior Vice
President--Financial Services, Sprint Corporation (January 2003 to September
2003); Senior Vice President, Finance--Global Markets Group, Sprint Corporation
(November 1998 to January 2003)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, DST Systems, Inc.; Director,
Euronet Worldwide
--------------------------------------------------------------------------------
TIMOTHY S. WEBSTER (42), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: President and Chief Executive
Officer, American Italian Pasta Company

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

INTERESTED DIRECTORS
--------------------------------------------------------------------------------
JAMES E. STOWERS, JR. (79)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 44

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Director, and controlling shareholder, ACC; Chairman, ACSC and other ACC subsidiaries; Director, ACIM,
ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JAMES E. STOWERS III (44)(1), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 12

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chairman, ACC (September 2000 to
present); Chief Executive Officer, ACC (June 1996 to September 2000); Director,
ACC, ACIM, ACSC, and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 39

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(1)  James E. Stowers, Jr. is the father of James E. Stowers III.

                                                                     (continued)

------
16

Management

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS (48), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries
--------------------------------------------------------------------------------
ROBERT T. JACKSON (57), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); President, ACSC (January 1999 to present); Executive Vice President, ACC
(May 1995 to present); Also serves as: Executive Vice President and Chief
Financial Officer, ACIM, ACIS, and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, CPA (47), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer, and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer (September 1985 to present), ACSC
--------------------------------------------------------------------------------
DAVID C. TUCKER (45), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President, ACIM, ACIS,
ACSC, and other ACC subsidiaries (June 1998 to present); General Counsel, ACC,
ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present)
--------------------------------------------------------------------------------
ROBERT LEACH (37), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL (36), 4500 Main Street, Kansas City, MO 64111

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS, and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Treasurer, American Century Employee
Benefit Services, Inc. (December 2000 to December 2003); Treasurer, American
Century Ventures, Inc. (December 1999 to January 2001)
--------------------------------------------------------------------------------

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-345-6488.

------
17

Additional Information

INDEX DEFINITION

The following index is used to illustrate investment market, sector, or style performance or to serve as a fund performance comparison. It is not an investment product available for purchase.

The RUSSELL MIDCAP GROWTH INDEX measures the performance of those Russell Midcap
Index companies (the 800 smallest of the 1,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American Century's Web site at
www.americancentury.com and on the Securities and Exchange Commission's Web site at www.sec.gov.

------
18

Notes

------
19

Notes

------
20

[back cover]

CONTACT US

WWW.AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

0402                              American Century Investment Services, Inc.
SH-ANN-36968                     (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

(a)       The registrant has adopted a Code of Ethics for Senior Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b)       No response required.

(c)       None.

(d)       None.

(e)       Not applicable.

(f)       The registrant's Code of Ethics for Senior Financial Officers was
          filed as Exhibit 10(a) to American Century Mutual Fund, Inc.'s Annual
          Certified Shareholder Report on Form N-CSR, File No. 811-0816, on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    D. D. (Del) Hock, Donald H. Pratt and M. Jeannine Strandjord are the
          registrant's designated audit committee financial experts. They are
          "independent" as defined in Item 3 of Form N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)       Audit Fees.

          The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

          FY 2002:  $98,705
          FY 2003:  $94,988

(b)       Audit-Related Fees.

          The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2002:  $ 0
          FY 2003:  $ 0

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2002:  $ 0
          FY 2003:  $ 0

(c)       Tax Fees

          The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2002:  $12,978
          FY 2003:  $12,309

          These services included review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2002:  $ 0
          FY 2003:  $ 0

(d)       All Other Fees.

          The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2002:  $ 0
          FY 2003:  $ 0

          Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant's investment adviser and its affiliates):

          FY 2002:  $ 0
          FY 2003:  $ 0

(e)(1)    In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant's audit committee of the board of directors. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant's audit committee also pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)    All services described in each of paragraphs (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of
          Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

          FY 2002:  $ 495,053
          FY 2003:  $ 520,192

(h)       The registrant's investment adviser and accountant have notified the registrant's audit committee of all non-audit services that were rendered by the registrant's accountant to the registrant's investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant's audit committee included sufficient details regarding such services to allow the registrant's audit committee to consider the continuing independence of its principal accountant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
         MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
         COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable prior to the first reporting period ending after January
         1, 2004.

ITEM 10. CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company
          Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)   Registrant's Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 10(a) to American Century Mutual Fund, Inc.'s
         Certified Shareholder Report on Form N-CSR, File No. 811-3706, on
         December 23, 2003.

(a)(2)   Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
         Company Act of 1940, are filed and attached hereto as Exhibit
         99.302CERT.

(a)(3)   Not applicable.

(b)      A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Variable Portfolios, Inc.

By:    /s/ William M. Lyons
       ------------------------------------------
       Name:    William M. Lyons
       Title:   President

Date:  April 15, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ William M. Lyons
       ------------------------------------------
       Name:    William M. Lyons
       Title:   President
                (principal executive officer)

Date:  April 15, 2004

By:    /s/ Maryanne L. Roepke
       ------------------------------------------
       Name:    Maryanne L. Roepke
       Title:   Sr. Vice President, Treasurer, and
                Chief Accounting Officer
                (principal financial officer)

Date:  April 15, 2004